Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Intelsat Jackson Holdings S.A. 3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ	$587	$583
Revlon Consumer Products Corp.
3.625% - 4.250% (LIBOR03M + 3.500%) due 06/30/2025 ~	1,359	1,031
10.250% (LIBOR03M + 8.500%) due 12/15/2023 ~	908	867
Riverbed Technology, Inc. (7.500% Cash and 4.500% PIK) 12.000% (LIBOR03M + 6.500%) due 12/31/2026 ~(b)	1,640	1,124

Total Loan Participations and Assignments (Cost $3,944)		3,605

CORPORATE BONDS & NOTES 91.5%
BANKING & FINANCE 14.9%
Acrisure LLC
7.000% due 11/15/2025	2,750	2,804
10.125% due 08/01/2026	1,400	1,563
AerCap Holdings NV 5.875% due 10/10/2079 •	1,722	1,799
Allied Universal Holdco LLC 6.625% due 07/15/2026	9,780	10,352
Ally Financial, Inc. 5.750% due 11/20/2025	2,164	2,476
AssuredPartners, Inc. 7.000% due 08/15/2025	1,000	1,017
CIT Group, Inc.
4.750% due 02/16/2024	3,006	3,213
5.000% due 08/15/2022	4,071	4,219
5.000% due 08/01/2023	1,899	2,032
Credit Acceptance Corp.
5.125% due 12/31/2024	790	815
6.625% due 03/15/2026	4,236	4,432
Deutsche Bank AG
4.296% due 05/24/2028 •(j)	208	216
4.500% due 04/01/2025 (j)	9,920	10,669
Diversified Healthcare Trust 9.750% due 06/15/2025	4,353	4,767
Enact Holdings, Inc. 6.500% due 08/15/2025	11,136	12,172
Enova International, Inc. 8.500% due 09/01/2024	900	919
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	500	502
2.979% due 08/03/2022	295	299
3.087% due 01/09/2023	210	213
3.096% due 05/04/2023	110	112
3.219% due 01/09/2022	300	301
3.350% due 11/01/2022	542	552
3.370% due 11/17/2023	20	20
3.550% due 10/07/2022	66	67
3.664% due 09/08/2024	5,259	5,436
3.813% due 10/12/2021	100	100
3.815% due 11/02/2027	200	208
4.063% due 11/01/2024	4,297	4,524
4.134% due 08/04/2025	500	529
4.140% due 02/15/2023	250	257
4.250% due 09/20/2022	1,653	1,693
4.389% due 01/08/2026	3,159	3,372
5.125% due 06/16/2025	1,110	1,207
5.584% due 03/18/2024	3,978	4,281
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	9,204	9,486
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,260	1,227
7.625% due 05/01/2026	384	392
8.125% due 11/15/2024	6,274	6,380
8.250% due 04/15/2025	1,996	2,039
Genworth Holdings, Inc. 4.900% due 08/15/2023	2,489	2,548
Geo Group, Inc. 5.125% due 04/01/2023 (a)(i)(n)	3,884	3,665

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (b)	150	148
HAT Holdings LLC 3.375% due 06/15/2026	8,092	8,223
Icahn Enterprises LP
4.750% due 09/15/2024	7,015	7,304
6.375% due 12/15/2025	1,000	1,027
Intesa Sanpaolo SpA
5.017% due 06/26/2024	12,673	13,687
5.710% due 01/15/2026	1,200	1,347
iStar, Inc.
4.250% due 08/01/2025	373	388
4.750% due 10/01/2024	3,213	3,402
Jefferson Capital Holdings LLC 6.000% due 08/15/2026	1,810	1,862
KCA Deutag UK Finance PLC 9.875% due 12/01/2025 (l)	293	320
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025	5,205	5,277
LFS Topco LLC 5.875% due 10/15/2026	975	1,005
MGM Growth Properties Operating Partnership LP
4.625% due 06/15/2025	4,106	4,429
5.625% due 05/01/2024	7,141	7,775
Navient Corp.
5.500% due 01/25/2023	253	265
6.125% due 03/25/2024	4,890	5,242
6.500% due 06/15/2022	6,076	6,281
6.750% due 06/15/2026	848	937
Newmark Group, Inc. 6.125% due 11/15/2023	876	949
NMI Holdings, Inc. 7.375% due 06/01/2025	873	998
OneMain Finance Corp.
5.625% due 03/15/2023	5,363	5,651
6.125% due 05/15/2022	8,665	8,903
6.125% due 03/15/2024	14,014	14,991
6.875% due 03/15/2025	1,565	1,761
8.250% due 10/01/2023	10	11
8.875% due 06/01/2025	356	387
Oxford Finance LLC 6.375% due 12/15/2022	947	955
Park Intermediate Holdings LLC 7.500% due 06/01/2025	3,933	4,187
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	5,048	5,198
PRA Group, Inc. 7.375% due 09/01/2025	4,710	5,046
Provident Funding Associates LP 6.375% due 06/15/2025	3,924	3,999
Radian Group, Inc.
4.500% due 10/01/2024	1,156	1,235
6.625% due 03/15/2025	4,701	5,253
RLJ Lodging Trust LP 3.750% due 07/01/2026	4,560	4,588
Rocket Mortgage LLC 2.875% due 10/15/2026 (a)	2,250	2,201
SBA Communications Corp. 4.875% due 09/01/2024	3,846	3,915
Service Properties Trust 7.500% due 09/15/2025	8,901	9,997
Sitka Holdings LLC 5.250% due 07/06/2026 •	2,863	2,906
SLM Corp. 4.200% due 10/29/2025	3,622	3,888
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,284	1,295
4.750% due 03/15/2025	1,066	1,123
5.000% due 12/15/2021	3,076	3,084
5.500% due 11/01/2023	3,067	3,221
United Wholesale Mortgage LLC 5.500% due 11/15/2025	3,505	3,537
Uniti Group LP
7.125% due 12/15/2024	7,640	7,812
7.875% due 02/15/2025	6,249	6,610
VICI Properties LP 3.500% due 02/15/2025	6,727	6,870
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	1,147	1,054

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

XHR LP 6.375% due 08/15/2025	80	85

		303,504

INDUSTRIALS 69.3%
24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 ^«(c)	3,264	8
Adient Global Holdings Ltd. 4.875% due 08/15/2026	1,370	1,404
Adient U.S. LLC 9.000% due 04/15/2025	1,996	2,158
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	119
Air Canada 3.875% due 08/15/2026	4,586	4,633
Albertsons Cos., Inc.
3.250% due 03/15/2026	974	991
3.500% due 02/15/2023	4,598	4,708
4.625% due 01/15/2027	235	247
7.500% due 03/15/2026	2,257	2,440
Allegheny Technologies, Inc. 7.875% due 08/15/2023	6,193	6,975
Altice France S.A. 8.125% due 02/01/2027	593	639
Ambience Merger Sub, Inc.
4.875% due 07/15/2028	658	659
7.125% due 07/15/2029	436	433
AMC Entertainment Holdings, Inc. (12.000% PIK) 12.000% due 06/15/2026 (b)	3,562	3,450
AMC Networks, Inc.
4.750% due 08/01/2025	8,366	8,586
5.000% due 04/01/2024	3,580	3,631
American Airlines Group, Inc.
3.750% due 03/01/2025	1,800	1,624
5.000% due 06/01/2022	2,000	2,005
American Airlines, Inc.
5.500% due 04/20/2026	16,380	17,240
11.750% due 07/15/2025	6,442	7,980
Antero Resources Corp.
5.000% due 03/01/2025	1,256	1,288
8.375% due 07/15/2026	1,471	1,668
Apache Corp. 4.625% due 11/15/2025	5,144	5,536
Aramark Services, Inc.
5.000% due 04/01/2025	555	569
6.375% due 05/01/2025	6,710	7,062
ArcelorMittal S.A. 3.600% due 07/16/2024	10	11
Arconic Corp. 6.000% due 05/15/2025	3,313	3,485
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	900	935
5.250% due 04/30/2025	3,462	3,620
Ascend Learning LLC 6.875% due 08/01/2025	580	593
ATP Tower Holdings LLC 4.050% due 04/27/2026	3,252	3,264
Avient Corp.
5.250% due 03/15/2023	4,635	4,933
5.750% due 05/15/2025	2,075	2,189
Avon Products, Inc. 6.500% due 03/15/2023	7,008	7,423
B&G Foods, Inc. 5.250% due 04/01/2025	5,783	5,928
B.C. Unlimited Liability Co. 5.750% due 04/15/2025	1,871	1,967
Ball Corp.
4.000% due 11/15/2023	19	20
4.875% due 03/15/2026	1,100	1,214
5.000% due 03/15/2022	10	10
5.250% due 07/01/2025	576	644
Banijay Entertainment SASU 5.375% due 03/01/2025	3,218	3,323
Bath & Body Works, Inc. 9.375% due 07/01/2025	237	301
Bausch Health Americas, Inc. 9.250% due 04/01/2026	6,812	7,284
Bausch Health Cos., Inc.
5.500% due 11/01/2025	412	419
6.125% due 04/15/2025	11,054	11,296
9.000% due 12/15/2025	9,613	10,158
Berry Global, Inc. 4.500% due 02/15/2026	2,835	2,891

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027 (a)	1,350	1,340
Bombardier, Inc.
7.125% due 06/15/2026	6,742	7,088
7.500% due 12/01/2024	1,636	1,704
7.500% due 03/15/2025	5,436	5,558
Boxer Parent Co., Inc. 7.125% due 10/02/2025	5,238	5,597
Boyd Gaming Corp. 8.625% due 06/01/2025	3,654	3,965
Brink's Co. 5.500% due 07/15/2025	2,697	2,823
Buckeye Partners LP
4.125% due 03/01/2025	2,123	2,203
4.150% due 07/01/2023	192	198
4.350% due 10/15/2024	10	11
6.375% due 01/22/2078 •	1	1
Caesars Entertainment, Inc. 6.250% due 07/01/2025	22,710	23,937
Caesars Resort Collection LLC 5.750% due 07/01/2025	2,195	2,317
Carnival Corp.
7.625% due 03/01/2026	5,390	5,761
10.500% due 02/01/2026	1,857	2,157
11.500% due 04/01/2023	4,008	4,479
Carvana Co. 5.625% due 10/01/2025	4,572	4,732
Cascades, Inc. 5.125% due 01/15/2026	1,998	2,128
CCO Holdings LLC 4.500% due 08/15/2030	3,117	3,220
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	2,082	2,205
CDW LLC
4.125% due 05/01/2025	1,916	1,988
5.500% due 12/01/2024	454	501
CEC Entertainment LLC 6.750% due 05/01/2026	3,839	3,853
Cedar Fair LP 5.500% due 05/01/2025	4,061	4,223
Centennial Resource Production LLC 5.375% due 01/15/2026	864	849
CF Industries, Inc. 3.450% due 06/01/2023	2,377	2,484
Change Healthcare Holdings LLC 5.750% due 03/01/2025	12,350	12,458
Chesapeake Energy Corp. 5.500% due 02/01/2026	7,378	7,719
Cimpress PLC 7.000% due 06/15/2026	1,006	1,050
Cinemark USA, Inc.
5.875% due 03/15/2026	1,520	1,537
8.750% due 05/01/2025	2,793	3,000
Citgo Holding, Inc. 9.250% due 08/01/2024	388	391
Citgo Petroleum Corp. 7.000% due 06/15/2025	412	422
Clarios Global LP
6.250% due 05/15/2026	2,586	2,720
6.750% due 05/15/2025	3,649	3,854
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	300	301
Clear Channel International BV 6.625% due 08/01/2025	2,952	3,084
Clearwater Paper Corp. 5.375% due 02/01/2025	850	918
Cleveland-Cliffs, Inc.
6.750% due 03/15/2026	5,194	5,545
9.875% due 10/17/2025	1,474	1,693
CNX Midstream Partners LP 6.500% due 03/15/2026	300	315
Cogent Communications Group, Inc.
3.500% due 05/01/2026	2,370	2,406
5.375% due 03/01/2022	2,897	2,915
Colfax Corp. 6.375% due 02/15/2026	2,762	2,910
Colgate Energy Partners LLC 7.750% due 02/15/2026	1,946	2,052
CommScope Technologies LLC 6.000% due 06/15/2025	2,723	2,760
CommScope, Inc.
6.000% due 03/01/2026	3,059	3,180
8.250% due 03/01/2027	2,522	2,643

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Community Health Systems, Inc.
6.625% due 02/15/2025	11,040	11,564
8.000% due 03/15/2026	4,947	5,252
Continental Resources, Inc.
3.800% due 06/01/2024	3,168	3,333
4.500% due 04/15/2023	628	652
Coty, Inc.
5.000% due 04/15/2026	7,778	7,955
6.500% due 04/15/2026	994	1,020
Crown Americas LLC
4.500% due 01/15/2023	9,717	10,205
4.750% due 02/01/2026	110	114
CSC Holdings LLC
5.250% due 06/01/2024	5,753	6,170
5.875% due 09/15/2022	1,455	1,507
6.750% due 11/15/2021	7,480	7,508
CVR Energy, Inc. 5.250% due 02/15/2025	5,918	5,869
Dave & Buster's, Inc. 7.625% due 11/01/2025	675	723
DCP Midstream Operating LP
3.875% due 03/15/2023	2,801	2,872
4.950% due 04/01/2022	8,637	8,699
5.375% due 07/15/2025	2,287	2,530
5.850% due 05/21/2043 •	3,211	2,994
Dell International LLC 7.125% due 06/15/2024	184	188
Delta Air Lines, Inc.
2.900% due 10/28/2024	6,884	7,051
3.625% due 03/15/2022	3,579	3,611
3.800% due 04/19/2023	1,640	1,708
7.000% due 05/01/2025	117	137
7.375% due 01/15/2026	3,436	4,050
Diamond Asset Co. (9.000% Cash and 4.000% PIK) 13.000% due 04/22/2027 (b)	157	158
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «	79	79
Diamond Sports Group LLC 5.375% due 08/15/2026	10,314	6,820
Diebold Nixdorf, Inc. 9.375% due 07/15/2025	5,501	6,027
DIRECTV Holdings LLC 5.875% due 08/15/2027	2,084	2,178
DISH DBS Corp.
5.000% due 03/15/2023	1,154	1,197
5.875% due 07/15/2022	8,390	8,657
5.875% due 11/15/2024	5,636	6,067
7.750% due 07/01/2026	36	41
DKT Finance ApS 9.375% due 06/17/2023	2,294	2,340
eG Global Finance PLC
6.750% due 02/07/2025	723	740
8.500% due 10/30/2025	358	373
Elanco Animal Health, Inc. 5.272% due 08/28/2023	4,382	4,676
EMC Corp. 3.375% due 06/01/2023	5,400	5,582
EnLink Midstream Partners LP
4.150% due 06/01/2025	7,628	7,876
4.400% due 04/01/2024	536	558
4.850% due 07/15/2026	3,134	3,296
Ensign Drilling, Inc. 9.250% due 04/15/2024	4,159	4,024
EQM Midstream Partners LP
4.000% due 08/01/2024	179	186
4.750% due 07/15/2023	6,680	6,984
6.000% due 07/01/2025	2,431	2,668
EQT Corp.
3.000% due 10/01/2022	1,745	1,778
3.125% due 05/15/2026	1,426	1,464
6.625% due 02/01/2025	6,857	7,857
ESC CB J.C. Penny Corp. 5.650% due 06/01/2049 «	24	0
Exela Intermediate LLC 10.000% due 07/15/2023 (a)(i)	1,973	1,532
F-Brasile SpA 7.375% due 08/15/2026	1,900	1,959
FAGE International S.A. 5.625% due 08/15/2026	500	515
Fair Isaac Corp. 5.250% due 05/15/2026	500	568
Flex Acquisition Co., Inc. 6.875% due 01/15/2025	5,283	5,356

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

FMG Resources Pty. Ltd. 5.125% due 05/15/2024	575	615
Ford Motor Co.
8.500% due 04/21/2023	7,923	8,725
9.000% due 04/22/2025	11,759	14,155
Forterra Finance LLC 6.500% due 07/15/2025	1,712	1,834
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	1,124	1,129
3.875% due 03/15/2023	1,026	1,060
4.550% due 11/14/2024	4,190	4,536
Gates Global LLC 6.250% due 01/15/2026	3,454	3,588
GFL Environmental, Inc.
3.750% due 08/01/2025	4,815	4,959
4.250% due 06/01/2025	2,094	2,162
Global Medical Response, Inc. 6.500% due 10/01/2025	1,684	1,743
goeasy Ltd.
4.375% due 05/01/2026	5,448	5,605
5.375% due 12/01/2024	755	779
Golden Entertainment, Inc. 7.625% due 04/15/2026	914	966
Golden Nugget, Inc. 6.750% due 10/15/2024	6,958	6,976
Goodyear Tire & Rubber Co. 9.500% due 05/31/2025	750	824
Gran Tierra Energy International Holdings Ltd. 6.250% due 02/15/2025	900	780
Graphic Packaging International LLC 4.875% due 11/15/2022	10	10
Grinding Media, Inc. 7.375% due 12/15/2023	5,249	5,354
Gulfport Energy Operating Corp. 8.000% due 05/17/2026	2,700	2,956
H-Food Holdings LLC 8.500% due 06/01/2026	3,412	3,541
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026	800	830
Hanesbrands, Inc.
4.625% due 05/15/2024	6,742	7,116
4.875% due 05/15/2026	905	981
5.375% due 05/15/2025	4,336	4,545
HCA, Inc.
5.375% due 02/01/2025	2,827	3,163
5.875% due 05/01/2023	11,634	12,521
5.875% due 02/15/2026	724	831
Hess Midstream Operations LP 5.625% due 02/15/2026	2,664	2,767
Hexcel Corp. 4.950% due 08/15/2025	300	333
Hillenbrand, Inc. 5.750% due 06/15/2025	131	138
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	3,878	4,057
Howmet Aerospace, Inc.
5.125% due 10/01/2024	150	166
6.875% due 05/01/2025	3,180	3,725
Hudbay Minerals, Inc. 4.500% due 04/01/2026	3,860	3,826
iHeartCommunications, Inc.
6.375% due 05/01/2026	975	1,030
8.375% due 05/01/2027	1,067	1,142
Independence Energy Finance LLC 7.250% due 05/01/2026	630	650
Indigo Merger Sub, Inc. 2.875% due 07/15/2026	733	741
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	4,624	4,676
Ingevity Corp. 4.500% due 02/01/2026	3,830	3,876
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(c)	4,276	1,130
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(c)	5,633	3,151
8.500% due 10/15/2024 ^(c)	2,975	1,701
9.500% due 09/30/2022	3,586	4,245
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(c)	3,915	34
International Game Technology PLC
4.125% due 04/15/2026	1,158	1,205
6.500% due 02/15/2025	4,917	5,493
IRB Holding Corp.
6.750% due 02/15/2026	650	669

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

7.000% due 06/15/2025	5,258	5,589
Jaguar Holding Co. 4.625% due 06/15/2025	1,078	1,121
Jaguar Land Rover Automotive PLC 7.750% due 10/15/2025	8,343	9,016
JELD-WEN, Inc.
4.625% due 12/15/2025	4,224	4,296
6.250% due 05/15/2025	300	318
KAR Auction Services, Inc. 5.125% due 06/01/2025	11,027	11,165
KB Home
7.500% due 09/15/2022	2,625	2,784
7.625% due 05/15/2023	595	636
Kraft Heinz Foods Co.
3.000% due 06/01/2026	1,747	1,841
3.500% due 06/06/2022	526	535
LABL, Inc. 6.750% due 07/15/2026	1,900	1,997
Lamb Weston Holdings, Inc. 4.625% due 11/01/2024	4,994	5,086
Laredo Petroleum, Inc. 9.500% due 01/15/2025	728	755
Legacy LifePoint Health LLC 6.750% due 04/15/2025	8,144	8,568
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	4,462	4,581
Life Time, Inc. 5.750% due 01/15/2026	3,581	3,711
Ligado Networks LLC (15.500% PIK) 15.500% due 11/01/2023 (b)	7,010	6,356
Ligado Networks LLC (17.500% PIK) 17.500% due 05/01/2024 (a)(b)(i)	1,480	1,015
Live Nation Entertainment, Inc. 5.625% due 03/15/2026	3,886	4,028
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	4,720	4,901
Macy's Retail Holdings LLC 2.875% due 02/15/2023	750	762
Magellan Health, Inc. 4.900% due 09/22/2024	824	906
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	750	771
Manitowoc Co., Inc. 9.000% due 04/01/2026	435	467
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025	1,585	1,676
Mattel, Inc.
3.150% due 03/15/2023	3,394	3,459
3.375% due 04/01/2026	622	642
Matthews International Corp. 5.250% due 12/01/2025	300	310
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024	10,899	11,008
7.250% due 04/15/2025	1,608	1,600
Mclaren Finance PLC 7.500% due 08/01/2026	2,834	2,884
Mercer International, Inc. 5.500% due 01/15/2026	20	20
MGM China Holdings Ltd. 5.375% due 05/15/2024	2,372	2,405
MGM Resorts International
6.750% due 05/01/2025	2,845	3,001
7.750% due 03/15/2022	5,983	6,155
Microchip Technology, Inc. 4.250% due 09/01/2025	760	795
Midas Intermediate Holdco LLC 7.875% due 10/01/2022 (a)(i)(n)	414	342
Millennium Escrow Corp. 6.625% due 08/01/2026	5,830	6,012
Modulaire Global Finance PLC 8.000% due 02/15/2023	3,933	4,022
Mohegan Gaming & Entertainment 8.000% due 02/01/2026	4,122	4,302
MoneyGram International, Inc. 5.375% due 08/01/2026	4,354	4,425
Moss Creek Resources Holdings, Inc. 7.500% due 01/15/2026	2,200	2,042
Nabors Industries Ltd. 7.250% due 01/15/2026	415	404
Nabors Industries, Inc.
5.750% due 02/01/2025	1,305	1,208
9.000% due 02/01/2025 (a)(i)	3,397	3,535
Navios Maritime Holdings, Inc. 7.375% due 01/15/2022	3,283	3,206

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NCL Corp. Ltd.
3.625% due 12/15/2024	5,594	5,321
5.875% due 03/15/2026	7,753	7,957
10.250% due 02/01/2026	796	915
12.250% due 05/15/2024	542	640
Netflix, Inc.
3.625% due 06/15/2025	100	106
5.500% due 02/15/2022	6,603	6,718
5.750% due 03/01/2024	700	774
5.875% due 02/15/2025	422	482
New Fortress Energy, Inc. 6.750% due 09/15/2025	1,898	1,830
Newell Brands, Inc.
4.000% due 06/15/2022	462	468
4.350% due 04/01/2023	1,519	1,584
4.700% due 04/01/2026	1,787	1,972
4.875% due 06/01/2025	746	824
NextEra Energy Operating Partners LP 4.250% due 07/15/2024	1,192	1,264
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	10	10
Nine Energy Service, Inc. 8.750% due 11/01/2023	786	378
Nokia Oyj 3.375% due 06/12/2022	6,450	6,597
Northriver Midstream Finance LP 5.625% due 02/15/2026	3,023	3,150
Northwest Acquisitions ULC 7.125% due 11/01/2022 ^(c)	2,388	3
NortonLifeLock, Inc. 3.950% due 06/15/2022	3,308	3,351
NOVA Chemicals Corp. 4.875% due 06/01/2024	1,758	1,839
Novelis Corp. 3.250% due 11/15/2026	1,976	2,007
Nufarm Australia Ltd. 5.750% due 04/30/2026	504	518
NuStar Logistics LP
4.750% due 02/01/2022	4,246	4,269
5.750% due 10/01/2025	3,105	3,350
6.000% due 06/01/2026	2,170	2,348
Occidental Petroleum Corp.
2.700% due 02/15/2023	424	430
2.900% due 08/15/2024	10	10
3.125% due 02/15/2022	102	102
3.200% due 08/15/2026	1,035	1,058
3.500% due 06/15/2025	3,816	3,973
5.500% due 12/01/2025 (l)	3,300	3,659
5.550% due 03/15/2026	3,580	3,978
5.875% due 09/01/2025	9,062	10,168
6.950% due 07/01/2024	5,318	6,019
8.000% due 07/15/2025	100	120
OCI NV
4.625% due 10/15/2025	2,793	2,938
5.250% due 11/01/2024	2,457	2,530
Oriflame Investment Holding PLC 5.125% due 05/04/2026	280	288
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025	2,093	2,211
Outfront Media Capital LLC 6.250% due 06/15/2025	3,219	3,404
Ovintiv Exploration, Inc.
5.375% due 01/01/2026	1,335	1,510
5.625% due 07/01/2024	5,324	5,906
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/2025	262	281
5.875% due 08/15/2023	4,968	5,262
Pactiv LLC 7.950% due 12/15/2025	2,440	2,752
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	486	496
PDC Energy, Inc. 5.750% due 05/15/2026	5,320	5,546
Penske Automotive Group, Inc. 3.500% due 09/01/2025	1,158	1,193
Performance Food Group, Inc. 6.875% due 05/01/2025	644	683
Picasso Finance Sub, Inc. 6.125% due 06/15/2025	3,598	3,809
PowerTeam Services LLC 9.033% due 12/04/2025	2,480	2,694
Precision Drilling Corp. 7.125% due 01/15/2026	1,223	1,259

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Prime Healthcare Services, Inc. 7.250% due 11/01/2025	7,280	7,817
Prime Security Services Borrower LLC
5.250% due 04/15/2024	6,089	6,502
5.750% due 04/15/2026	4,930	5,339
PTC, Inc. 3.625% due 02/15/2025	1,261	1,282
Quebecor Media, Inc. 5.750% due 01/15/2023	1,450	1,535
QVC, Inc. 4.850% due 04/01/2024	1,930	2,087
Radiate Holdco LLC 4.500% due 09/15/2026	4,600	4,755
Range Resources Corp.
4.875% due 05/15/2025	2,086	2,205
5.000% due 08/15/2022 (a)(i)	3,933	4,008
5.000% due 03/15/2023	10	10
9.250% due 02/01/2026	1,000	1,091
Rattler Midstream LP 5.625% due 07/15/2025	891	929
RBS Global, Inc. 4.875% due 12/15/2025	1,226	1,256
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	4,860	5,139
Resolute Forest Products, Inc. 4.875% due 03/01/2026	4,002	4,079
Revlon Consumer Products Corp. 6.250% due 08/01/2024	845	373
Rite Aid Corp.
7.500% due 07/01/2025	3,576	3,580
8.000% due 11/15/2026	284	287
Rockies Express Pipeline LLC 3.600% due 05/15/2025	310	320
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	4,304	4,374
Rolls-Royce PLC
3.625% due 10/14/2025	5,379	5,450
5.750% due 10/15/2027	2,679	2,964
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023	4,423	4,812
10.875% due 06/01/2023	5,814	6,519
11.500% due 06/01/2025	4,392	5,017
RP Escrow Issuer LLC 5.250% due 12/15/2025	5,691	5,862
Sabre GLBL, Inc.
7.375% due 09/01/2025	7,171	7,652
9.250% due 04/15/2025	1,772	2,050
Scientific Games International, Inc.
5.000% due 10/15/2025	935	963
8.250% due 03/15/2026	4,295	4,563
8.625% due 07/01/2025	7,531	8,165
Seagate HDD Cayman
4.750% due 06/01/2023	2,075	2,202
4.875% due 03/01/2024	1,644	1,773
Sealed Air Corp.
5.125% due 12/01/2024	320	348
5.250% due 04/01/2023	2,449	2,562
5.500% due 09/15/2025	426	476
Select Medical Corp. 6.250% due 08/15/2026	4,850	5,106
Sensata Technologies BV
4.875% due 10/15/2023	5,131	5,468
5.000% due 10/01/2025	791	872
5.625% due 11/01/2024	3,146	3,486
Sigma Holdco BV 7.875% due 05/15/2026 (a)(i)	5,456	5,396
Sinclair Television Group, Inc.
5.125% due 02/15/2027	372	370
5.875% due 03/15/2026	210	215
Sirius XM Radio, Inc. 3.125% due 09/01/2026	1,800	1,827
Six Flags Entertainment Corp. 4.875% due 07/31/2024	9,522	9,623
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	1,038	1,107
SM Energy Co.
5.625% due 06/01/2025	2,852	2,873
6.750% due 09/15/2026	1,100	1,125
10.000% due 01/15/2025	576	643
Southwestern Energy Co. 6.450% due 01/23/2025	3,202	3,530
Spectrum Brands, Inc. 5.750% due 07/15/2025	1,489	1,528

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Spirit AeroSystems, Inc.
3.950% due 06/15/2023	3,636	3,707
5.500% due 01/15/2025	271	287
7.500% due 04/15/2025	9,741	10,325
Square, Inc. 2.750% due 06/01/2026	5,672	5,757
Staples, Inc. 7.500% due 04/15/2026	10,244	10,403
Station Casinos LLC 5.000% due 10/01/2025	5,649	5,739
Strathcona Resources Ltd. 6.875% due 08/01/2026	2,160	2,143
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	892	893
Sunnova Energy Corp. 5.875% due 09/01/2026	1,175	1,199
Sunoco LP 5.500% due 02/15/2026	10	10
Surgery Center Holdings, Inc.
6.750% due 07/01/2025	389	396
10.000% due 04/15/2027 (a)(i)	1,620	1,752
T-Mobile USA, Inc.
2.250% due 02/15/2026	1,976	2,001
2.625% due 04/15/2026	50	51
4.000% due 04/15/2022	1,566	1,586
Team Health Holdings, Inc. 6.375% due 02/01/2025	4,961	4,803
TEGNA, Inc. 4.750% due 03/15/2026	1,786	1,865
Tempo Acquisition LLC 5.750% due 06/01/2025	3,366	3,539
Tenet Healthcare Corp.
4.625% due 07/15/2024	3,071	3,121
4.625% due 09/01/2024	7,308	7,482
4.875% due 01/01/2026	5,140	5,326
6.750% due 06/15/2023	6,455	6,967
7.500% due 04/01/2025	2,994	3,181
Toll Brothers Finance Corp.
4.375% due 04/15/2023	377	390
4.875% due 11/15/2025	2,864	3,211
5.875% due 02/15/2022	812	817
TransDigm UK Holdings PLC 6.875% due 05/15/2026	576	606
TransDigm, Inc.
6.250% due 03/15/2026	18,058	18,848
6.375% due 06/15/2026	1,150	1,188
8.000% due 12/15/2025	5,734	6,121
Transocean Guardian Ltd. 5.875% due 01/15/2024	804	801
Transocean, Inc.
7.250% due 11/01/2025	1,034	863
7.500% due 01/15/2026	1,704	1,384
Travel + Leisure Co.
3.900% due 03/01/2023	10	10
4.250% due 03/01/2022	2,348	2,354
5.650% due 04/01/2024	6,507	7,038
6.600% due 10/01/2025	32	36
6.625% due 07/31/2026	400	456
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	3,849	4,050
Trinity Industries, Inc. 4.550% due 10/01/2024	750	796
Trinseo Materials Operating S.C.A. 5.375% due 09/01/2025	3,199	3,251
TripAdvisor, Inc. 7.000% due 07/15/2025	2,725	2,892
Triumph Group, Inc.
6.250% due 09/15/2024	8,019	8,027
7.750% due 08/15/2025	1,048	1,038
8.875% due 06/01/2024	2,070	2,280
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	1,700	1,796
U.S. Foods, Inc. 6.250% due 04/15/2025	11,701	12,288
U.S. Steel Corp. 6.250% due 03/15/2026	287	296
Uber Technologies, Inc.
7.500% due 05/15/2025	6,816	7,274
7.500% due 09/15/2027	2,150	2,350
8.000% due 11/01/2026	1,805	1,910
Under Armour, Inc. 3.250% due 06/15/2026	1,936	2,006
United Airlines, Inc. 4.375% due 04/15/2026	11,626	11,946

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Univision Communications, Inc.
5.125% due 02/15/2025	9,741	9,895
9.500% due 05/01/2025	518	563
USA Compression Partners LP 6.875% due 04/01/2026	576	601
Vail Resorts, Inc. 6.250% due 05/15/2025	2,669	2,826
Vericast Corp. 11.000% due 09/15/2026	5,314	5,599
Veritas U.S., Inc. 7.500% due 09/01/2025	5,483	5,709
ViaSat, Inc. 5.625% due 09/15/2025	9,500	9,640
Videotron Ltd. 5.375% due 06/15/2024	1,462	1,592
Viking Cruises Ltd.
6.250% due 05/15/2025	580	583
13.000% due 05/15/2025	4,645	5,353
Virgin Australia Holdings Pty. Ltd. 7.875% due 10/15/2021 ^(c)	3,100	250
Waste Pro USA, Inc. 5.500% due 02/15/2026	4,339	4,388
Weatherford International Ltd. 11.000% due 12/01/2024	4,925	5,194
Weir Group PLC 2.200% due 05/13/2026	1,280	1,293
WESCO Distribution, Inc. 7.125% due 06/15/2025	7,922	8,464
Western Digital Corp. 4.750% due 02/15/2026	11,258	12,483
Western Midstream Operating LP 4.350% due 02/01/2025	10,981	11,601
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	4,300	4,447
Wolverine Escrow LLC
8.500% due 11/15/2024	950	885
9.000% due 11/15/2026	950	879
WR Grace Holdings LLC 5.625% due 10/01/2024	300	329
Wynn Las Vegas LLC
4.250% due 05/30/2023	4,546	4,587
5.250% due 05/15/2027	100	101
5.500% due 03/01/2025	7,010	7,159
Wynn Macau Ltd.
4.875% due 10/01/2024	317	309
5.500% due 01/15/2026	400	388
5.625% due 08/26/2028	200	191
Wynn Resorts Finance LLC 7.750% due 04/15/2025	1,959	2,069
Xerox Holdings Corp. 5.000% due 08/15/2025	6,580	6,922
XPO Logistics, Inc. 6.250% due 05/01/2025	4,187	4,425
Yum! Brands, Inc.
3.875% due 11/01/2023	3,535	3,705
7.750% due 04/01/2025	2,089	2,236
ZF North America Capital, Inc.
4.500% due 04/29/2022	1,908	1,937
4.750% due 04/29/2025	5,217	5,645

		1,409,694

UTILITIES 7.3%
AmeriGas Partners LP 5.500% due 05/20/2025	100	111
Antero Midstream Partners LP 7.875% due 05/15/2026	576	631
Blue Racer Midstream LLC
6.625% due 07/15/2026	300	315
7.625% due 12/15/2025	1,460	1,580
Calpine Corp. 5.250% due 06/01/2026	3,344	3,444
Cincinnati Bell, Inc.
7.000% due 07/15/2024	280	285
8.000% due 10/15/2025	130	136
Crestwood Midstream Partners LP 5.750% due 04/01/2025	364	372
CrownRock LP 5.625% due 10/15/2025	9,965	10,211
DPL, Inc. 4.125% due 07/01/2025	10	11
Drax Finco PLC 6.625% due 11/01/2025	951	983

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Electricite de France S.A.
5.250% due 01/29/2023 •(g)	640	665
5.625% due 01/22/2024 •(g)	4,975	5,313
Endeavor Energy Resources LP
5.500% due 01/30/2026	335	349
6.625% due 07/15/2025	5,310	5,602
FirstEnergy Corp.
1.600% due 01/15/2026	428	424
2.050% due 03/01/2025	519	526
3.350% due 07/15/2022	1,361	1,379
4.750% due 03/15/2023	15	16
FirstEnergy Transmission LLC 4.350% due 01/15/2025	410	446
Genesis Energy LP
5.625% due 06/15/2024	2,131	2,128
6.250% due 05/15/2026	384	378
6.500% due 10/01/2025	5,881	5,859
Koninklijke KPN NV 7.000% due 03/28/2073 •	350	377
Lumen Technologies, Inc.
5.800% due 03/15/2022	5,237	5,343
7.500% due 04/01/2024	2,374	2,632
NGL Energy Operating LLC 7.500% due 02/01/2026	9,191	9,376
NGL Energy Partners LP 6.125% due 03/01/2025 (a)(i)	1,059	936
PBF Holding Co. LLC
7.250% due 06/15/2025	1,900	1,282
9.250% due 05/15/2025	3,841	3,645
PBF Logistics LP 6.875% due 05/15/2023 (n)	5,270	5,145
Qwest Corp.
6.750% due 12/01/2021	9,133	9,215
7.250% due 09/15/2025	60	72
Sprint Communications, Inc.
6.000% due 11/15/2022	6,507	6,850
11.500% due 11/15/2021	130	132
Sprint Corp.
7.125% due 06/15/2024	7,863	8,960
7.625% due 02/15/2025	1,056	1,236
7.625% due 03/01/2026	6,488	7,870
7.875% due 09/15/2023	15,541	17,384
Talen Energy Supply LLC
6.500% due 06/01/2025 (a)(i)	1,314	656
10.500% due 01/15/2026	1,436	792
Tallgrass Energy Partners LP 7.500% due 10/01/2025	2,931	3,176
Targa Resources Partners LP 5.875% due 04/15/2026	5,760	6,023
Telecom Italia SpA 5.303% due 05/30/2024	7,955	8,580
TerraForm Power Operating LLC 4.250% due 01/31/2023	3,051	3,140
Transocean Phoenix Ltd. 7.750% due 10/15/2024	1,305	1,332
Transocean Proteus Ltd. 6.250% due 12/01/2024	741	745
Trilogy International South Pacific LLC 8.875% due 05/15/2023	1,900	1,855

		147,918

Total Corporate Bonds & Notes (Cost $1,865,815)		1,861,116

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.2%
iHeartMedia, Inc. 'B' «(d)	122,615	2,761

FINANCIALS 0.0%
Newco, Inc. «(d)	5,855	493
Stearns Holdings LLC 'B' «(d)(l)	214,645	297

		790

INDUSTRIALS 0.0%
Bruin Blocker LLC «(d)(l)	182,994	0
Diamond Offshore Drilling, Inc. «(d)	34,561	201

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Voyager Aviation Holdings «(d)	530	0

		201

Total Common Stocks (Cost $3,161)		3,752

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,029	124

Total Warrants (Cost $135)		124

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
AGFC Capital Trust 1.876% (US0003M + 1.750%) due 01/15/2067 ~	523,000	309

INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC 9.500% «	3,178	939

Total Preferred Securities (Cost $1,354)		1,248

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS (m) 2.7%		55,661

U.S. TREASURY BILLS 4.5%
0.046% due 10/05/2021 - 03/24/2022 (e)(f)(p)	90,415	90,402

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.040% due 01/04/2022 - 01/25/2022 (e)(f)(p)	41,370	41,366

Total Short-Term Instruments (Cost $187,426)		187,429

Total Investments in Securities (Cost $2,061,835)		2,057,274

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund 0.060% (h)(i)(k)	15,690,064	15,690

Total Short-Term Instruments (Cost $15,690)		15,690

Total Investments in Affiliates (Cost $15,690)		15,690

Total Investments 102.0% (Cost $2,077,525)		$2,072,964
Financial Derivative Instruments (o)(q) 0.0%(Cost or Premiums, net $6,505)		209
Other Assets and Liabilities, net (2.0)%		(40,084)

Net Assets 100.0%		$2,033,089

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Securities with an aggregate market value of $18,321 were out on loan in exchange for $18,691 of cash collateral as of September 30, 2021.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bruin Blocker LLC	04/20/2021	$0	$0	0.00%
KCA Deutag UK Finance PLC 9.875% due 12/01/2025	12/21/2020	303	320	0.02
Occidental Petroleum Corp. 5.500% due 12/01/2025	06/01/2021	3,587	3,659	0.18
Stearns Holdings LLC 'B'	03/15/2021	377	297	0.01

$4,267	$4,276	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$3,461	U.S. Treasury Notes 1.250% due 06/30/2028	$(3,530)	$3,461	$3,461
SGY	0.030	09/30/2021	10/01/2021	52,200	U.S. Treasury Notes 1.250% due 06/30/2028	(53,362)	52,200	52,200

Total Repurchase Agreements	$(56,892)	$55,661	$55,661

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	(0.500)%	09/24/2021	TBD(3)	$(4,506)	$(4,506)
JML	(3.500)	10/01/2021	12/01/2021	(287)	(287)
(0.500)	10/01/2021	12/01/2021	(775)	(775)

Total Reverse Repurchase Agreements	$(5,568)

(n)	Securities with an aggregate market value of $6,431 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)	Includes accrued interest.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(343) at a weighted average interest rate of (0.500%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset		Liability

U.S. Treasury 10-Year Note December Futures				12/2021	262	$(34,482)		$536	$0		$(37)

Total Futures Contracts								$536	$0		$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-34 5-Year Index	5.000%	Quarterly	06/20/2025		$1,196	$72		$35	$107	$0	$(1)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		56,925	5,325		2	5,327	0	(53)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		11,800	1,119		(6)	1,113	0	(14)

Total Swap Agreements						$6,516		$31	$6,547	$0	$(68)

(p)

Securities with an aggregate market value of $5,154 and cash of $2,667 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$5,100	$(1)	$9	$8	$0
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	20,700	(6)	(85)	0	(91)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	56,700	(3)	409	406	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	2,700	(1)	(8)	0	(9)

Total Swap Agreements								$(11)	$325	$414	$(100)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,022	$583	$3,605
Corporate Bonds & Notes
Banking & Finance	0	303,504	0	303,504
Industrials	0	1,409,607	87	1,409,694
Utilities	0	147,918	0	147,918
Common Stocks
Communication Services	0	0	2,761	2,761
Financials	0	0	790	790
Industrials	0	0	201	201
Warrants
Financials	0	0	124	124
Preferred Securities
Banking & Finance	0	309	0	309
Industrials	0	0	939	939
Short-Term Instruments
Repurchase Agreements	0	55,661	0	55,661
U.S. Treasury Bills	0	90,402	0	90,402
U.S. Treasury Cash Management Bills	0	41,366	0	41,366

	$0	$2,051,789	$5,485	$2,057,274
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	15,690	0	0	15,690

Total Investments	$15,690	$2,051,789	$5,485	$2,072,964

Financial Derivative Instruments - Assets
Over the counter	$0	$414	$0	$414

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(105)	0	(105)
Over the counter	0	(100)	0	(100)

	$0	$(205)	$0	$(205)

Total Financial Derivative Instruments	$0	$209	$0	$209

Totals	$15,690	$2,051,998	$5,485	$2,073,173

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022	$285	$292
0.125% due 01/15/2023	15,749	16,284
0.125% due 07/15/2024	89,934	96,038
0.125% due 10/15/2024	34,807	37,246
0.125% due 04/15/2025	74,008	79,422
0.125% due 10/15/2025	12,845	13,904
0.125% due 04/15/2026	127,271	137,835
0.250% due 01/15/2025	66,129	71,069
0.375% due 07/15/2023	101,777	107,243
0.375% due 07/15/2025	72,112	78,716
0.375% due 01/15/2027	5,030	5,556
0.500% due 04/15/2024	70,995	75,836
0.625% due 04/15/2023	95,905	100,367
0.625% due 01/15/2024	88,190	94,113
0.625% due 01/15/2026	115,595	127,638
2.375% due 01/15/2025	59,787	68,651

Total U.S. Treasury Obligations (Cost $1,107,304)		1,110,210

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		191

Total Short-Term Instruments (Cost $191)		191

Total Investments in Securities (Cost $1,107,495)		1,110,401

Total Investments 99.9% (Cost $1,107,495)		$1,110,401
Other Assets and Liabilities, net 0.1%		1,170

Net Assets 100.0%		$1,111,571

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$191	U.S. Treasury Notes 1.250% due 06/30/2028		$(195)	$191	$191

Total Repurchase Agreements							$(195)	$191	$191

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$1,110,210	$0	$1,110,210
Short-Term Instruments
Repurchase Agreements					0	191	0	191

Total Investments					$0	$1,110,401	$0	$1,110,401

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$14,603	$16,040
0.250% due 02/15/2050	30,484	34,414
0.625% due 02/15/2043	70,015	83,538
0.750% due 02/15/2042	75,152	91,662
0.750% due 02/15/2045	71,749	88,385
0.875% due 02/15/2047	59,446	76,310
1.000% due 02/15/2046	63,273	82,518
1.000% due 02/15/2048	56,496	75,088
1.000% due 02/15/2049	49,913	66,998
1.375% due 02/15/2044	73,324	100,828
2.125% due 02/15/2040	17,809	26,537
2.125% due 02/15/2041	66,206	99,806

Total U.S. Treasury Obligations (Cost $848,274)		842,124

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		774

Total Short-Term Instruments (Cost $774)		774

Total Investments in Securities (Cost $849,048)		842,898

Total Investments 99.9% (Cost $849,048)		$842,898
Other Assets and Liabilities, net 0.1%		745

Net Assets 100.0%		$843,643

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$774	U.S. Treasury Notes 1.250% due 06/30/2028		$(790)	$774	$774

Total Repurchase Agreements							$(790)	$774	$774

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$842,124	$0	$842,124
Short-Term Instruments
Repurchase Agreements					0	774	0	774

Total Investments					$0	$842,898	$0	$842,898

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2046	$35,965	$21,216
0.000% due 11/15/2046	35,663	20,961
0.000% due 02/15/2047	35,938	21,029
0.000% due 05/15/2047	36,014	20,970
0.000% due 08/15/2047	35,687	20,606
0.000% due 11/15/2047	35,848	20,599
0.000% due 02/15/2048	36,042	20,634
0.000% due 05/15/2048	35,819	20,416
0.000% due 08/15/2048	35,896	20,334
0.000% due 11/15/2048	35,657	20,164
0.000% due 02/15/2049	35,875	20,165
0.000% due 05/15/2049	35,550	19,872
0.000% due 08/15/2049	35,682	19,828
0.000% due 11/15/2049	34,406	19,039
0.000% due 02/15/2050	33,781	18,572
0.000% due 05/15/2050	35,547	19,418
0.000% due 08/15/2050	37,231	20,233
0.000% due 11/15/2050	37,010	19,997
0.000% due 02/15/2051	36,076	19,412
0.000% due 05/15/2051	37,272	20,022

Total U.S. Treasury Obligations (Cost $451,008)		403,487

Total Investments in Securities (Cost $451,008)		403,487

Total Investments 100.0% (Cost $451,008)		$403,487
Other Assets and Liabilities, net 0.0%		19

Net Assets 100.0%		$403,506

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$403,487	$0	$403,487

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~	$3,600	$3,726
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~	2,600	2,615
Avolon TLB Borrower (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	1,297	1,299
Bally's Corp. TBD% due 08/06/2028	4,000	4,005
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,849	6,896
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	4,800	5,110
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,694	1,710
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	2,789	2,722

Total Loan Participations and Assignments (Cost $27,640)		28,083

CORPORATE BONDS & NOTES 35.1%
BANKING & FINANCE 21.3%
AerCap Ireland Capital DAC 3.875% due 01/23/2028 (j)	2,100	2,258
Aircastle Ltd. 4.250% due 06/15/2026	3,800	4,156
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,904
American Express Co. 3.550% due 09/15/2026 •(f)	5,000	5,102
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	3,286
American International Group, Inc.
3.750% due 07/10/2025	1,000	1,089
4.200% due 04/01/2028	1,000	1,140
American Tower Corp.
1.300% due 09/15/2025	4,000	4,003
3.375% due 10/15/2026	3,300	3,573
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	718
Antares Holdings LP
2.750% due 01/15/2027	4,050	4,057
3.950% due 07/15/2026	1,000	1,054
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	7,539
Ares Capital Corp. 2.875% due 06/15/2028	6,000	6,082
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	3,659
AvalonBay Communities, Inc. 2.450% due 01/15/2031	2,550	2,618
Aviation Capital Group LLC
3.500% due 11/01/2027	500	528
5.500% due 12/15/2024	1,500	1,682
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,993	1,962
2.875% due 02/15/2025	3,900	4,014
3.950% due 07/01/2024	3,500	3,718
Banco Santander Mexico S.A. 4.125% due 11/09/2022	4,400	4,544
Banco Santander S.A. 3.490% due 05/28/2030	3,400	3,660
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	6,912
3.419% due 12/20/2028 •	23,018	24,964
3.593% due 07/21/2028 •	9,000	9,873
4.200% due 08/26/2024	1,000	1,094
Barclays Bank PLC 7.625% due 11/21/2022 (g)	18,600	19,943
Barclays PLC
2.852% due 05/07/2026 •	4,600	4,833
4.375% due 01/12/2026	3,500	3,908

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

4.375% due 03/15/2028 •(f)(g)	2,200	2,204
7.750% due 09/15/2023 •(f)(g)	1,100	1,202
7.875% due 03/15/2022 •(f)(g)	4,100	4,202
BGC Partners, Inc.
3.750% due 10/01/2024	3,300	3,501
5.375% due 07/24/2023	5,000	5,372
Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	4,256
BNP Paribas S.A.
2.219% due 06/09/2026 •	9,250	9,498
4.400% due 08/14/2028	700	799
4.625% due 02/25/2031 •(f)(g)	2,000	2,048
BPCE S.A. 5.700% due 10/22/2023	6,600	7,238
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,634
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	7,474
4.125% due 05/15/2029	5,000	5,620
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,418
Capital One Financial Corp. 4.200% due 10/29/2025	15	17
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,844
CI Financial Corp.
3.200% due 12/17/2030	4,000	4,156
4.100% due 06/15/2051	2,500	2,693
CIT Group, Inc. 4.750% due 02/16/2024	4,000	4,275
Citigroup, Inc.
2.976% due 11/05/2030 •	10,000	10,519
3.668% due 07/24/2028 •	7,300	8,029
3.887% due 01/10/2028 •	10,750	11,887
5.500% due 09/13/2025	4,000	4,618
Cooperatieve Rabobank UA
3.875% due 09/26/2023	6,150	6,554
3.950% due 11/09/2022	2,000	2,077
Credit Suisse AG 6.500% due 08/08/2023 (g)	15,400	16,889
Credit Suisse Group AG
3.750% due 03/26/2025	5,600	6,042
7.125% due 07/29/2022 •(f)(g)	7,700	8,002
7.500% due 07/17/2023 •(f)(g)	1,800	1,929
7.500% due 12/11/2023 •(f)(g)	6,500	7,116
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,272
4.450% due 02/15/2026	5,200	5,826
CyrusOne LP 2.900% due 11/15/2024	5,600	5,876
Deutsche Bank AG
2.129% due 11/24/2026 •(h)	2,000	2,032
3.035% due 05/28/2032 •(h)	12,700	12,896
3.547% due 09/18/2031 •	10,700	11,426
3.729% due 01/14/2032 •(h)	2,200	2,273
3.961% due 11/26/2025 •	2,500	2,705
4.250% due 10/14/2021	5,600	5,606
4.500% due 04/01/2025 (g)	300	323
Discover Financial Services 4.500% due 01/30/2026	5,400	6,052
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	492	494
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	192	191
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,000	1,146
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	1,140
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	300	343
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,286
Fidelity National Financial, Inc. 2.450% due 03/15/2031	3,050	3,037
First American Financial Corp. 4.000% due 05/15/2030	4,000	4,431
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	4,000	4,013
3.550% due 10/07/2022	5,000	5,103
5.596% due 01/07/2022	3,000	3,040
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,564	1,598
FS KKR Capital Corp. 2.625% due 01/15/2027	6,000	6,019
GA Global Funding Trust 1.625% due 01/15/2026	4,200	4,239

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,450	7,747
General Motors Financial Co., Inc. 1.135% (US0003M + 0.990%) due 01/05/2023 ~	500	505
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	6,597
GLP Capital LP
4.000% due 01/15/2030	5,100	5,483
5.750% due 06/01/2028	2,600	3,054
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(f)	11,600	11,644
3.691% due 06/05/2028 •	7,600	8,371
3.850% due 01/26/2027	13,900	15,281
4.223% due 05/01/2029 •	2,200	2,488
Golub Capital BDC, Inc.
2.050% due 02/15/2027	1,500	1,477
2.500% due 08/24/2026	3,000	3,021
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	5,418
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	5,091
HSBC Holdings PLC
2.099% due 06/04/2026 •	3,500	3,578
3.033% due 11/22/2023 •	8,400	8,640
4.250% due 03/14/2024	6,000	6,448
4.250% due 08/18/2025	7,660	8,406
4.292% due 09/12/2026 •	750	828
4.583% due 06/19/2029 •	5,300	6,021
6.000% due 05/22/2027 •(f)(g)	2,600	2,857
6.250% due 03/23/2023 •(f)(g)	200	209
6.500% due 03/23/2028 •(f)(g)	3,300	3,724
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	986
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	5,000	4,997
ING Groep NV 6.875% due 04/16/2022 •(f)(g)	400	411
Intesa Sanpaolo SpA 4.950% due 06/01/2042	8,000	8,302
JPMorgan Chase & Co.
1.953% due 02/04/2032 •	3,000	2,896
3.540% due 05/01/2028 •	850	929
3.782% due 02/01/2028 •	19,000	20,949
4.023% due 12/05/2024 •	140	150
4.493% due 03/24/2031 •	15,000	17,512
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	6,344
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,250	1,389
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,455
Lexington Realty Trust 2.375% due 10/01/2031	3,500	3,398
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	4,113
4.300% due 02/01/2061	4,800	4,570
Life Storage LP 3.875% due 12/15/2027	2,100	2,360
Lloyds Banking Group PLC
1.326% due 06/15/2023 •	10,200	10,267
2.907% due 11/07/2023 •	16,000	16,419
3.574% due 11/07/2028 •	1,300	1,416
4.450% due 05/08/2025	1,000	1,110
7.500% due 09/27/2025 •(f)(g)	5,000	5,803
Loews Corp. 3.200% due 05/15/2030	2,050	2,204
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,666
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	4,024
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	8,246
MMcapS Funding Ltd. 0.422% (US0003M + 0.290%) due 12/26/2039 ~	571	531
Morgan Stanley
2.699% due 01/22/2031 •	10,000	10,317
3.125% due 07/27/2026	660	711
3.625% due 01/20/2027	2,100	2,316
3.772% due 01/24/2029 •	17,500	19,377
7.500% due 04/02/2032 þ(h)	9,000	7,316
Nationwide Building Society 4.363% due 08/01/2024 •	2,485	2,645
Natwest Group PLC
4.519% due 06/25/2024 •	5,000	5,323
4.800% due 04/05/2026	1,000	1,137

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

New York Life Insurance Co. 4.450% due 05/15/2069	3,700	4,642
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	5,750	5,634
Nissan Motor Acceptance Co. LLC
0.822% due 09/28/2022 •	1,000	1,002
2.450% due 09/15/2028	1,000	989
2.600% due 09/28/2022	1,000	1,018
2.650% due 07/13/2022	1,800	1,828
2.800% due 01/13/2022	200	201
3.875% due 09/21/2023	3,800	4,011
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,300	2,397
Nordea Bank Abp
3.750% due 03/01/2029 •(f)(g)	5,000	4,931
6.125% due 09/23/2024 •(f)(g)	550	602
6.625% due 03/26/2026 •(f)(g)	5,600	6,441
Ohio National Financial Services, Inc. 5.800% due 01/24/2030	3,300	3,785
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	3,350	3,772
5.250% due 01/15/2026	200	227
OneMain Finance Corp. 6.125% due 05/15/2022	4,500	4,624
Owl Rock Capital Corp. 2.875% due 06/11/2028	6,300	6,293
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	8,571
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	699	763
Physicians Realty LP 4.300% due 03/15/2027	2,000	2,264
Piper Jaffray Cos. 4.740% due 10/15/2021	4,000	4,035
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(f)	5,000	5,000
Preferred Term Securities Ltd. 0.416% (US0003M + 0.300%) due 03/22/2037 ~	2,219	1,998
Sabra Health Care LP 4.800% due 06/01/2024	3,600	3,968
Santander UK Group Holdings PLC
1.673% due 06/14/2027 •	10,000	9,962
3.373% due 01/05/2024 •	2,900	2,996
3.823% due 11/03/2028 •	5,000	5,473
Service Properties Trust 3.950% due 01/15/2028	3,000	2,832
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(f)(g)	400	409
Societe Generale S.A.
5.375% due 11/18/2030 •(f)(g)	3,200	3,434
7.375% due 10/04/2023 •(f)(g)	1,100	1,193
Spirit Realty LP 4.450% due 09/15/2026	700	782
Standard Chartered PLC
1.300% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	15,144
7.500% due 04/02/2022 •(f)(g)	800	823
State Bank of India 4.000% due 01/24/2022	5,000	5,050
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,383
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	7,110
Trust Fibra Uno 4.869% due 01/15/2030	4,900	5,348
UBS AG
5.125% due 05/15/2024 (g)	2,500	2,738
7.625% due 08/17/2022 (g)	17,550	18,598
UBS Group AG
5.125% due 07/29/2026 •(f)(g)	800	869
7.000% due 02/19/2025 •(f)(g)	200	228
UDR, Inc. 3.500% due 07/01/2027	2,400	2,628
UniCredit SpA 7.830% due 12/04/2023	5,000	5,724
VEREIT Operating Partnership LP
3.100% due 12/15/2029	4,000	4,262
3.950% due 08/15/2027	300	337
Wells Fargo & Co.
3.550% due 09/29/2025	800	872
3.584% due 05/22/2028 •	17,250	18,898
4.478% due 04/04/2031 •	10,000	11,649
Welltower, Inc. 3.625% due 03/15/2024	5,000	5,332
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,360

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

WP Carey, Inc. 2.400% due 02/01/2031	3,900	3,854

		916,114

INDUSTRIALS 11.7%
7-Eleven, Inc.
0.578% (US0003M + 0.450%) due 08/10/2022 ~	5,150	5,151
0.800% due 02/10/2024	2,700	2,700
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	3,000	3,003
Air Canada 3.875% due 08/15/2026	1,000	1,010
Air Canada Pass-Through Trust 5.250% due 10/01/2030	2,437	2,636
Alcon Finance Corp. 2.600% due 05/27/2030	3,200	3,270
American Airlines Pass-Through Trust
3.375% due 11/01/2028	7,543	7,644
3.700% due 04/01/2028	1,692	1,728
4.000% due 01/15/2027	2,682	2,609
American Airlines, Inc.
5.500% due 04/20/2026	3,200	3,368
5.750% due 04/20/2029	900	971
AP Moller - Maersk A/S 3.750% due 09/22/2024	2,500	2,689
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	5,305
3.875% due 01/12/2028	2,500	2,703
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	5,494
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,513
5.150% due 05/15/2038	1,200	1,482
Baidu, Inc. 3.875% due 09/29/2023	1,300	1,374
BAT Capital Corp.
2.259% due 03/25/2028	5,200	5,165
4.390% due 08/15/2037	3,200	3,441
BAT International Finance PLC 1.668% due 03/25/2026	3,700	3,704
Berry Global, Inc. 0.950% due 02/15/2024	3,500	3,508
Boeing Co.
5.705% due 05/01/2040	100	127
5.805% due 05/01/2050	100	134
Bowdoin College 4.693% due 07/01/2112	3,400	4,518
Broadcom, Inc.
3.187% due 11/15/2036	1,600	1,598
3.419% due 04/15/2033	4,500	4,662
4.110% due 09/15/2028	7,435	8,278
California Institute of Technology 4.283% due 09/01/2116	3,000	3,603
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,533
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	1,134
Charter Communications Operating LLC 4.908% due 07/23/2025	4,800	5,401
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	5,000	5,784
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	7,135
Citrix Systems, Inc.
3.300% due 03/01/2030	3,620	3,700
4.500% due 12/01/2027	3,000	3,323
CommonSpirit Health 4.187% due 10/01/2049	7,300	8,352
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,293
4.500% due 09/16/2025	3,500	3,873
CVS Health Corp.
3.000% due 08/15/2026	4,000	4,297
3.700% due 03/09/2023	2,027	2,117
3.750% due 04/01/2030	2,600	2,890
4.100% due 03/25/2025	2,402	2,636
4.125% due 04/01/2040	7,150	8,205
DAE Funding LLC
1.625% due 02/15/2024	2,600	2,587
2.625% due 03/20/2025	4,000	4,082
3.375% due 03/20/2028	5,000	5,168
Dell International LLC
4.000% due 07/15/2024	6,500	7,034
4.900% due 10/01/2026	3,000	3,458
5.300% due 10/01/2029	2,400	2,904

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

5.450% due 06/15/2023	4,000	4,291
6.020% due 06/15/2026	1,000	1,190
6.100% due 07/15/2027	700	866
6.200% due 07/15/2030	1,000	1,281
Delta Air Lines, Inc.
4.375% due 04/19/2028	800	859
4.750% due 10/20/2028	1,700	1,897
7.000% due 05/01/2025	200	233
7.375% due 01/15/2026	2,200	2,593
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	214
eBay, Inc. 3.600% due 06/05/2027	1,000	1,107
Ecopetrol S.A. 5.875% due 09/18/2023	5,200	5,607
Energy Transfer LP
3.900% due 07/15/2026	100	109
4.500% due 11/01/2023	5,000	5,322
5.000% due 10/01/2022	2,500	2,579
5.200% due 02/01/2022	2,275	2,283
5.950% due 12/01/2025	2,300	2,669
Enterprise Products Operating LLC 5.700% due 02/15/2042	200	266
Equinor ASA 3.125% due 04/06/2030	2,100	2,286
ERAC USA Finance LLC 3.800% due 11/01/2025	900	985
Expedia Group, Inc.
3.800% due 02/15/2028	2,500	2,715
6.250% due 05/01/2025	1,054	1,216
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	2,139
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,700	2,741
4.317% due 12/30/2039	2,700	2,796
Flex Ltd.
4.750% due 06/15/2025	1,600	1,777
4.875% due 06/15/2029	2,000	2,303
Ford Foundation 2.815% due 06/01/2070	3,600	3,573
General Electric Co. 4.250% due 05/01/2040	6,000	7,017
Georgetown University 5.215% due 10/01/2118	6,560	9,592
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,719
3.200% due 08/15/2029	2,600	2,750
Hyatt Hotels Corp.
1.800% due 10/01/2024 (c)	3,000	3,007
3.120% (US0003M + 3.000%) due 09/01/2022 ~	4,000	4,005
IHS Markit Ltd. 4.750% due 08/01/2028	500	586
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	5,354
3.875% due 07/26/2029	2,000	2,154
Infor, Inc. 1.750% due 07/15/2025	6,100	6,182
KB Home 4.000% due 06/15/2031	4,000	4,110
Kinder Morgan Energy Partners LP 4.300% due 05/01/2024	850	917
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,178
7.750% due 01/15/2032	3,000	4,308
Las Vegas Sands Corp. 3.200% due 08/08/2024	3,600	3,697
Lundin Energy Finance BV
2.000% due 07/15/2026	700	705
3.100% due 07/15/2031	200	203
Magellan Health, Inc. 4.900% due 09/22/2024	5,500	6,050
Marriott International, Inc. 2.750% due 10/15/2033	1,300	1,272
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,170
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,983
MDC Holdings, Inc. 3.966% due 08/06/2061	5,000	4,798
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	410
MGM China Holdings Ltd. 5.875% due 05/15/2026	200	204
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	6,754

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,000	4,355
MPLX LP 4.250% due 12/01/2027	4,200	4,723
National Fuel Gas Co. 2.950% due 03/01/2031	3,900	3,954
New York and Presbyterian Hospital 4.763% due 08/01/2116	3,000	4,132
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	3,850	4,006
3.522% due 09/17/2025	3,800	4,042
NXP BV
3.150% due 05/01/2027	700	747
3.400% due 05/01/2030	1,000	1,086
ONEOK Partners LP 3.375% due 10/01/2022	3,200	3,267
Oracle Corp. 3.600% due 04/01/2050	16,400	16,453
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,645
Perrigo Finance Unlimited Co.
3.150% due 06/15/2030	1,400	1,449
4.375% due 03/15/2026	200	216
Petroleos Mexicanos 6.490% due 01/23/2027	311	329
Prosus NV 3.680% due 01/21/2030	2,700	2,803
Quanta Services, Inc. 2.900% due 10/01/2030	4,850	5,021
RELX Capital, Inc. 3.000% due 05/22/2030	500	531
Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	3,101
Royalty Pharma PLC 1.750% due 09/02/2027	5,000	4,983
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,271
5.750% due 05/15/2024	900	1,003
5.875% due 06/30/2026	3,000	3,532
Sands China Ltd.
2.300% due 03/08/2027	900	871
2.850% due 03/08/2029	2,000	1,927
3.250% due 08/08/2031	1,800	1,741
3.800% due 01/08/2026	800	826
5.400% due 08/08/2028	2,000	2,211
ServiceNow, Inc. 1.400% due 09/01/2030	900	845
Sky Ltd. 3.125% due 11/26/2022	1,000	1,032
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	5,688	6,081
Starbucks Corp. 4.450% due 08/15/2049	200	245
Studio City Finance Ltd.
5.000% due 01/15/2029	700	646
6.000% due 07/15/2025	200	198
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,646
T-Mobile USA, Inc.
1.500% due 02/15/2026	900	904
2.050% due 02/15/2028	5,000	5,043
Teck Resources Ltd. 6.250% due 07/15/2041	200	267
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	8,279
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	5,500	5,474
Time Warner Entertainment Co. LP 8.375% due 07/15/2033	500	744
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	1,712
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,349	3,154
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	2,018	2,058
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,105	1,154
3.450% due 01/07/2030	3,314	3,347
4.550% due 02/25/2033	2,215	2,358
United Airlines, Inc.
4.375% due 04/15/2026	2,500	2,569
4.625% due 04/15/2029	2,000	2,069
Vmed O2 UK Financing PLC 4.750% due 07/15/2031	3,900	3,989
VMware, Inc. 4.700% due 05/15/2030	6,700	7,903

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Wabtec Corp. 3.450% due 11/15/2026	1,200	1,285
Weir Group PLC 2.200% due 05/13/2026	2,000	2,021
Wesleyan University 4.781% due 07/01/2116	3,248	4,371
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,200	1,274
4.400% due 03/15/2024	1,800	1,936
4.950% due 09/15/2028	6,130	7,060
WRKCo, Inc. 3.900% due 06/01/2028	500	558
Wynn Macau Ltd.
5.500% due 01/15/2026	400	388
5.500% due 10/01/2027	200	191
5.625% due 08/26/2028	1,900	1,811
Yara International ASA 3.148% due 06/04/2030	1,500	1,583
ZF North America Capital, Inc. 4.500% due 04/29/2022	2,500	2,538

		504,274

UTILITIES 2.1%
American Transmission Systems, Inc. 5.000% due 09/01/2044	300	387
AT&T, Inc.
3.550% due 09/15/2055	60	59
3.650% due 09/15/2059	98	98
3.800% due 12/01/2057	602	616
3.850% due 06/01/2060	12,000	12,438
4.300% due 02/15/2030	4,163	4,780
Edison International 2.950% due 03/15/2023	700	720
Enable Midstream Partners LP 3.900% due 05/15/2024	2,750	2,921
Exelon Corp. 4.050% due 04/15/2030	3,250	3,685
FirstEnergy Corp. 4.400% due 07/15/2027	6,100	6,697
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,756
Jersey Central Power & Light Co. 4.300% due 01/15/2026	300	330
Metropolitan Edison Co. 4.300% due 01/15/2029	600	673
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	900	1,009
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,634
ONEOK, Inc. 7.150% due 01/15/2051	100	145
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	2,050	2,051
3.300% due 03/15/2027 ^	900	935
3.300% due 12/01/2027 ^	100	103
3.300% due 08/01/2040	4,200	3,882
3.500% due 08/01/2050	500	456
3.750% due 07/01/2028	500	523
4.450% due 04/15/2042 ^	2,000	1,997
4.500% due 07/01/2040	1,700	1,738
4.550% due 07/01/2030	9,100	9,847
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,164
3.600% due 06/01/2029	2,000	2,154
Plains All American Pipeline LP
3.600% due 11/01/2024	7,987	8,528
3.650% due 06/01/2022	650	659
3.850% due 10/15/2023	225	237
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031	2,100	2,122
SES S.A. 3.600% due 04/04/2023	1,700	1,768
Southern California Edison Co. 0.975% due 08/01/2024	3,900	3,912
Sprint Corp. 7.125% due 06/15/2024	500	570

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Toledo Edison Co. 2.650% due 05/01/2028	3,500	3,566

		89,160

Total Corporate Bonds & Notes (Cost $1,433,326)		1,509,548

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.5%
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	6,429
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	7,506	10,572
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,884

		19,885

FLORIDA 0.2%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	8,259

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,100	1,654

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	8,637

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,019
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	7,900	8,925

		9,944

NEW YORK 0.2%
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,403
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	8,173

		9,576

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	4,718
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	1,300	1,311

		6,029

VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	1,146
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	5,342

		6,488

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	1,984	2,037
4.875% due 06/01/2049	5,000	5,197

		7,234

Total Municipal Bonds & Notes (Cost $70,477)		77,706

U.S. GOVERNMENT AGENCIES 23.5%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	125	115
0.645% due 08/25/2022 ~(a)	6,098	7
1.743% due 12/01/2028 •	173	174
2.195% due 04/01/2036 •	6	7
2.218% due 09/01/2034 •	23	23
2.280% due 11/01/2035 •	2	2
2.335% due 10/01/2035 •	3	3
2.500% due 03/25/2033	1	1
3.000% due 03/25/2033 - 02/25/2043	3	3

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

3.500% due 06/25/2042	608	661
4.000% due 10/01/2026 - 07/01/2044	1,397	1,458
4.500% due 09/01/2023 - 06/01/2051	1,197	1,284
5.000% due 05/01/2026 - 11/01/2039	1,139	1,227
5.500% due 12/01/2031 - 04/01/2039	692	748
5.914% due 09/25/2042 •(a)	30,517	6,472
6.000% due 05/25/2031 - 09/01/2037	695	748
6.334% due 04/25/2040 •(a)	60	10
6.500% due 01/01/2036 - 05/01/2038	60	69
6.880% due 05/25/2042 •	154	172
7.000% due 04/01/2037 - 03/01/2038	64	75
7.114% due 05/25/2036 •(a)	1,081	192
7.500% due 10/01/2037	76	89
20.781% due 01/25/2036 •	127	163
24.737% due 07/25/2023 •	2	3
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	571	547
1.857% due 06/15/2040 ~(a)	11,546	529
2.027% due 10/01/2036 •	1	1
2.355% due 07/01/2036 •	7	7
2.504% due 12/01/2031 •	52	53
3.000% due 01/01/2043 - 04/01/2043	6	6
3.500% due 12/15/2028 (a)	1,385	79
3.500% due 10/01/2033 - 04/01/2049	64,721	69,139
4.000% due 09/01/2033 - 06/01/2049	83,120	89,565
4.200% due 11/15/2048 •(a)	32,918	2,914
4.500% due 02/01/2034 - 11/01/2044	5,491	6,091
4.866% due 12/15/2040 •(a)	2,033	225
4.946% due 05/15/2041 •	1,290	1,332
5.000% due 03/01/2033 - 07/15/2041	385	429
5.250% due 04/15/2033	25	28
5.500% due 01/01/2023 - 10/01/2037	1,611	1,793
6.000% due 01/01/2034 - 08/01/2037	134	146
6.500% due 01/01/2037 - 07/01/2037	23	24
6.910% due 06/15/2042 •	162	164
8.500% due 12/01/2022	3	3
9.000% due 12/01/2025 - 08/01/2030	3	3
9.500% due 01/01/2025	7	7
9.733% due 01/15/2041 •	4,674	5,810
10.000% due 04/01/2025	1	1
19.048% due 10/15/2023 •	37	41
19.432% due 05/15/2033 •	36	50
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	13,095	14,068
4.000% due 09/20/2040 - 06/15/2047	22,315	24,158
4.500% due 08/20/2038 - 02/20/2047	1,927	2,060
4.750% due 01/20/2035	44	51
5.000% due 03/20/2034 - 04/20/2040	498	536
5.500% due 04/16/2034 - 11/20/2038	51	56
6.000% due 08/20/2038 - 02/20/2039	77	85
6.500% due 12/20/2038	26	29
Ginnie Mae, TBA 2.500% due 11/01/2051	76,000	78,325
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (d)	2,500	1,655
4.250% due 09/15/2065	10,000	13,984
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	17,537	18,565
3.500% due 09/01/2045 - 08/01/2049	53,827	57,294
4.000% due 04/01/2022 - 08/01/2049	85,750	93,054
4.500% due 06/01/2039 - 02/01/2049	27,501	30,271
7.000% due 01/01/2022 - 01/01/2023	93	95
Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051 - 12/01/2051	471,278	484,230

Total U.S. Government Agencies (Cost $1,000,386)		1,011,209

U.S. TREASURY OBLIGATIONS 24.5%
U.S. Treasury Bonds
1.875% due 02/15/2041 (l)	235,000	229,951
2.250% due 05/15/2041	25,000	26,004
2.250% due 08/15/2049 (l)	109,600	113,642
3.000% due 02/15/2049 (l)	2,000	2,391
U.S. Treasury Notes
0.375% due 09/15/2024 (l)	140,000	139,409
1.125% due 02/29/2028 (j)(l)	544,700	541,402

Total U.S. Treasury Obligations (Cost $1,046,017)		1,052,799

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •	541	541
American Home Mortgage Investment Trust 1.655% due 09/25/2045 •	3	3
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	4,842

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

BAMLL Commercial Mortgage Securities Trust 1.284% due 03/15/2034 •	5,385	5,394
Banc of America Funding Trust 0.224% due 08/27/2036 ~	8,641	8,256
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	1,156
BCAP LLC Trust 0.386% due 05/25/2047 ^•	2,372	2,424
Bear Stearns ALT-A Trust 0.726% due 04/25/2034 •	18	18
BWAY Mortgage Trust 1.334% due 09/15/2036 •	5,000	5,012
BXMT Ltd. 1.564% due 03/15/2037 •	7,500	7,536
Chase Mortgage Finance Trust 6.000% due 05/25/2036	4,217	2,859
ChaseFlex Trust 6.500% due 02/25/2037	4,101	2,211
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	8,402
3.778% due 09/10/2058	8,100	8,851
Citigroup Mortgage Loan Trust
0.406% due 09/25/2036 •	1,177	1,158
0.886% due 08/25/2035 ^•	624	591
3.228% due 09/25/2059 þ	3,016	3,022
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	1,837	1,920
Countrywide Alternative Loan Trust
0.266% due 05/25/2047 •	200	193
0.336% due 06/25/2037 ^•	665	538
0.727% due 12/20/2035 •	4,083	3,909
5.500% due 07/25/2035	1,392	1,238
5.500% due 08/25/2035	423	428
5.500% due 12/25/2035	883	805
5.500% due 02/25/2036	1,844	1,775
5.750% due 05/25/2036	411	251
6.000% due 04/25/2037	3,952	3,971
6.250% due 08/25/2036	381	307
Countrywide Home Loan Mortgage Pass-Through Trust
0.626% due 03/25/2035 •	97	96
2.642% due 03/20/2036 ~	732	740
2.809% due 02/20/2036 ~	880	876
3.081% due 11/25/2037 ~	3,008	3,010
Countrywide Home Loan Reperforming REMIC Trust 0.426% due 01/25/2036 •	1,943	1,918
Credit Suisse First Boston Mortgage Securities Corp.
0.736% due 11/25/2031 •	32	23
2.909% due 11/25/2034 ~	29	31
Credit Suisse Mortgage Capital Certificates 6.000% due 07/25/2037 ^	607	585
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	848	620
6.421% due 10/25/2037 ~	3,597	3,054
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	2,750	2,762
1.926% due 06/27/2061 «	4,400	4,402
2.691% due 03/25/2060 ~	4,231	4,285
2.961% due 10/27/2059 ~	5,711	5,756
3.023% due 08/25/2060 ~	4,871	4,944
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.566% due 01/25/2047 •	4,347	4,231
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	175	179
5.665% due 02/25/2036 ~	1,625	1,669
GCAT LLC
2.611% due 12/25/2025 þ	3,982	4,006
2.981% due 09/25/2025 þ	3,439	3,473
3.228% due 11/26/2049 þ	5,105	5,163
Great Hall Mortgages PLC 0.252% due 06/18/2039 •	1,822	1,800
GSMPS Mortgage Loan Trust 0.436% due 01/25/2036 •	2,439	2,057
GSR Mortgage Loan Trust
2.622% due 11/25/2035 ~	12	12
2.951% due 09/25/2034 ~	201	210
2.967% due 01/25/2036 ~	1,506	1,546
6.000% due 03/25/2036	4,494	2,532
6.500% due 05/25/2036	722	311
HarborView Mortgage Loan Trust
0.277% due 01/19/2038 •	3,967	3,851
0.292% due 12/19/2036 •	2,514	2,387
0.627% due 03/19/2035 •	1,296	1,306
HomeBanc Mortgage Trust 0.746% due 10/25/2035 •	353	355
Impac Secured Assets Trust 0.486% due 11/25/2036 •	1,796	1,719

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

IndyMac Mortgage Loan Trust 3.107% due 09/25/2036 ~	1,725	1,388
JP Morgan Alternative Loan Trust 2.846% due 12/25/2035 ^~	583	499
JP Morgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	4,063
JP Morgan Mortgage Trust
2.694% due 07/25/2035 ~	18	18
2.861% due 02/25/2036 ^~	917	802
6.000% due 08/25/2037 ^	909	661
6.500% due 01/25/2036 ^	5,380	3,976
JP Morgan Resecuritization Trust 5.018% due 07/27/2037 ~	3	3
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	9,879
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,528	1,531
1.875% due 10/25/2068 þ	5,600	5,614
1.892% due 10/25/2066 þ	1,953	1,958
1.991% due 09/25/2060 ~	2,590	2,601
3.000% due 06/25/2059 þ	4,149	4,167
Lehman XS Trust
0.446% due 12/25/2036 •	3,642	3,805
0.466% due 11/25/2046 •	3,437	3,327
1.092% due 11/25/2035 •	32	33
MASTR Adjustable Rate Mortgages Trust
0.000% due 04/25/2034 ~	588	553
1.985% (US0012M + 1.750%) due 12/25/2035 ~	5,089	5,281
2.541% due 03/25/2035 ~	34	34
Merrill Lynch Mortgage Investors Trust
0.646% due 07/25/2029 •	342	339
2.288% due 05/25/2029 ~	13	14
MFA Trust
1.014% due 01/26/2065 ~	4,938	4,951
1.324% due 01/26/2065 ~	1,345	1,348
1.381% due 04/25/2065 ~	8,334	8,366
1.632% due 01/26/2065 ~	2,584	2,592
1.638% due 04/25/2065 ~	3,445	3,465
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,797	4,922
2.750% due 08/25/2059 ~	1,185	1,220
Morgan Stanley Mortgage Loan Trust 2.038% due 06/25/2036 ~	3,285	3,482
Natixis Commercial Mortgage Securities Trust 1.046% due 08/15/2038 •(c)	900	900
New York Mortgage Trust 1.670% due 08/25/2061 þ	4,221	4,218
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.336% due 06/25/2037 •	6,855	5,885
Nomura Resecuritization Trust 6.500% due 10/26/2037	2,289	1,595
One New York Plaza Trust 1.034% due 01/15/2026 •	6,100	6,127
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	2,367	2,366
RBSGC Mortgage Loan Trust 0.466% due 12/25/2034 •	1,685	1,502
RCO Mortgage LLC 1.868% due 05/26/2026 þ	1,423	1,425
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,728	1,662
6.500% due 07/25/2037 ^	2,871	2,841
Residential Asset Securitization Trust
0.636% due 08/25/2033 •	28	27
5.500% due 08/25/2034	1,656	1,738
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	656	655
Sequoia Mortgage Trust
0.652% due 02/20/2035 •	692	686
0.787% due 07/20/2033 •	31	31
Starwood Mortgage Residential Trust
1.439% due 11/25/2055 ~	1,479	1,482
1.593% due 11/25/2055 ~	1,910	1,914
Thornburg Mortgage Securities Trust
1.479% due 06/25/2037 •	287	289
2.371% due 10/25/2046 •	1,493	1,521
Verus Securitization Trust
3.035% due 03/25/2060 ~	100	103
3.889% due 03/25/2060 ~	300	312
WaMu Mortgage Pass-Through Certificates Trust
1.763% due 10/25/2046 •	1,341	1,321
2.584% due 01/25/2037 ^~	3,196	3,222
Washington Mutual Mortgage Pass-Through Certificates Trust
0.606% due 12/25/2035 •	9,015	8,766
1.062% due 05/25/2046 ^•	515	452
4.172% due 10/25/2036 ^þ	8,298	4,155

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	14,324
3.451% due 02/15/2048	3,500	3,759
Wells Fargo Mortgage-Backed Securities Trust
2.813% due 08/25/2036 ^~	385	380
2.825% due 12/28/2037 ~	2,261	2,224
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	9,650

Total Non-Agency Mortgage-Backed Securities (Cost $313,682)		313,944

ASSET-BACKED SECURITIES 16.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	3,461	3,464
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	6,189	6,224
AASET Trust 3.967% due 05/16/2042	1,971	1,811
AASET U.S. Ltd. 3.844% due 01/16/2038	1,901	1,873
ACE Securities Corp. Home Equity Loan Trust 0.586% due 10/25/2036 •	5,223	2,896
ACREC Ltd. 1.235% due 10/18/2036 •(c)	2,000	2,002
Adams Mill CLO Ltd. 1.226% due 07/15/2026 •	112	112
Aegis Asset-Backed Securities Trust 0.806% due 08/25/2035 •	293	290
ALESCO Preferred Funding Ltd.
0.458% due 12/23/2036 •	1,052	968
0.878% due 09/23/2038 •	2,633	2,449
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.891% due 06/25/2033 •	3,707	3,777
Anchorage Capital CLO Ltd. 1.534% due 10/20/2031 •	3,000	3,002
Arbor Realty Commercial Real Estate Notes Ltd. 1.234% due 05/15/2037 •	6,500	6,506
Argent Securities Trust 0.466% due 03/25/2036 •	4,016	3,890
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.546% due 01/25/2036 •	5,991	5,851
Asset-Backed Funding Certificates Trust
0.226% due 10/25/2036 •	1,716	1,679
0.246% due 01/25/2037 •	2,252	1,583
0.566% due 09/25/2036 •	3,913	3,821
Asset-Backed Securities Corp. Home Equity Loan Trust
0.791% due 11/25/2035 •	3,000	3,004
0.896% due 06/25/2034 •	2,960	2,917
0.911% due 04/25/2034 •	858	849
2.261% due 09/25/2034 •	2,461	2,591
3.309% due 08/15/2032 •	437	440
Assurant CLO Ltd. 1.174% due 10/20/2031 •	4,400	4,400
Atlas Senior Loan Fund Ltd. 1.276% due 01/16/2030 •	7,200	7,203
Atrium Corp. 0.968% due 04/22/2027 •	1,711	1,712
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ	1,840	1,855
Bear Stearns Asset-Backed Securities Trust
0.316% due 11/25/2036 •	3,200	3,066
0.986% due 03/25/2034 •	2,579	2,588
1.061% due 12/25/2034 •	2,377	2,364
1.211% due 03/25/2035 •	800	801
BlueMountain CLO Ltd. 1.634% due 07/18/2027 •	1,700	1,703
Carlyle Global Market Strategies CLO Ltd. 1.075% due 08/14/2030 •	10,300	10,287
Carrington Mortgage Loan Trust
0.246% due 10/25/2036 •	3,016	2,801
0.346% due 02/25/2037 •	5,714	5,630
1.136% due 05/25/2035 •	5,100	5,113
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	1,353	1,352
Catamaran CLO Ltd. 1.224% due 01/18/2029 •	8,647	8,658
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •	13,640	13,645
Cathedral Lake Ltd. 1.929% due 10/20/2030	9,000	9,015
CIT Mortgage Loan Trust
1.436% due 10/25/2037 •	1,578	1,593
1.586% due 10/25/2037 •	5,000	5,107
Citigroup Mortgage Loan Trust
0.406% due 09/25/2036 •	1,357	1,173
6.664% due 05/25/2036 þ	4,713	2,350

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
0.346% due 03/25/2037 •	288	277
0.761% due 10/25/2035 ^•	952	954
0.986% due 01/25/2036 •	1,780	1,767
CLNC Ltd. 1.414% due 08/20/2035 •	5,000	5,005
Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •	3,713	3,534
0.226% due 05/25/2037 •	3,951	3,874
0.286% due 06/25/2047 ^•	8,929	8,422
0.306% due 09/25/2037 ^•	2,617	2,697
0.316% due 04/25/2047 •	6,800	6,363
1.361% due 10/25/2034 •	36	36
Countrywide Asset-Backed Certificates Trust, Inc.
0.886% due 08/25/2047 •	1,528	1,526
1.136% due 09/25/2034 •	1,590	1,580
Dryden Senior Loan Fund 1.146% due 04/15/2029 •	8,697	8,708
ECMC Group Student Loan Trust 1.086% due 01/27/2070 •	5,557	5,641
EMC Mortgage Loan Trust 1.186% due 08/25/2040 •	1,240	1,244
First Franklin Mortgage Loan Asset-Backed Certificates 0.911% due 05/25/2034 •	2,201	2,191
First Franklin Mortgage Loan Trust
0.196% due 12/25/2037 •	3,709	3,659
0.406% due 10/25/2036 •	3,887	3,154
0.686% due 11/25/2035 •	324	320
1.271% due 12/25/2034 •	1,475	1,482
Fremont Home Loan Trust 1.136% due 11/25/2034 •	526	527
Galaxy CLO Ltd. 1.096% due 10/15/2030 •	700	701
GSAA Home Equity Trust 0.526% due 03/25/2047 •	3,355	1,660
GSAMP Trust
0.836% due 01/25/2034 •	1,178	1,178
0.866% due 07/25/2045 •	3,070	3,077
1.961% due 08/25/2034 •	4,885	4,934
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •	66	66
Home Equity Asset Trust 0.324% due 08/25/2037 •	1,635	1,620
Home Equity Mortgage Loan Asset-Backed Trust
0.276% due 07/25/2037 •	8,785	4,813
0.326% due 11/25/2036 •	6,129	5,352
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,394	4,415
IXIS Real Estate Capital Trust 0.716% due 02/25/2036 •	1,464	1,488
JP Morgan Mortgage Acquisition Corp. 0.671% due 05/25/2035 •	4,420	4,410
JP Morgan Mortgage Acquisition Trust
0.386% due 07/25/2036 •	1,510	1,473
0.466% due 07/25/2036 •	1,100	1,085
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,117	4,108
KKR CLO Ltd. 1.076% due 07/15/2030 •	10,000	10,001
LCCM Trust 1.284% due 12/13/2038 •	2,900	2,905
LCM LP 1.134% due 07/20/2030 •	10,000	10,003
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	3,723	3,730
3.750% due 04/25/2059 þ	6,672	6,724
Lehman XS Trust
4.335% due 06/25/2036 þ	3,066	3,301
6.260% due 11/25/2035 þ	3,838	2,411
LL ABS Trust 1.070% due 05/15/2029	1,836	1,835
Long Beach Mortgage Loan Trust 1.236% due 09/25/2034 •	705	723
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,380	2,363
Marathon CLO Ltd. 1.276% due 04/15/2029 •	4,000	4,007
Marble Point CLO Ltd. 1.166% due 10/15/2030 •	4,200	4,200
Merrill Lynch Mortgage Investors Trust 3.605% due 02/25/2037 ^þ	12,710	2,369
METAL LLC 4.581% due 10/15/2042	3,084	2,839
MF1 Ltd. 1.864% due 11/15/2035 •	7,400	7,452

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Mid-State Capital Corp. Trust 6.005% due 08/15/2037	16	17
MKS CLO Ltd. 1.134% due 07/20/2030 •	3,800	3,800
Morgan Stanley ABS Capital, Inc. Trust
0.156% due 10/25/2036 •	81	48
0.216% due 01/25/2037 •	1,983	1,226
0.226% due 05/25/2037 •	144	133
0.236% due 10/25/2036 •	321	209
0.306% due 11/25/2036 •	3,297	2,081
0.336% due 08/25/2036 •	15,310	9,894
0.586% due 07/25/2036 •	1,637	873
0.866% due 01/25/2035 •	173	173
1.001% due 07/25/2034 •	1,036	1,036
1.336% due 07/25/2037 •	6,420	6,436
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	3,107	1,568
Mountain View CLO LLC 1.216% due 10/16/2029 •	3,900	3,901
Mountain View CLO Ltd. 0.926% due 10/15/2026 •	109	110
Nassau Ltd. 2.284% due 07/20/2029 •	700	701
Navient Private Education Loan Trust 1.330% due 04/15/2069	5,036	5,055
Navient Private Education Refi Loan Trust 1.310% due 01/15/2069	2,299	2,316
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.851% due 05/25/2035 •	1,300	1,295
Option One Mortgage Loan Trust 0.266% due 04/25/2037 •	2,465	1,550
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	3,000	3,002
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(c)	5,500	5,500
0.931% due 02/20/2028 •	4,880	4,882
0.981% due 08/20/2027 •	3,790	3,792
PRET LLC
1.744% due 07/25/2051 þ	2,200	2,205
1.868% due 07/25/2051 þ	4,433	4,436
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ	2,594	2,603
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,238	1,981
Renaissance Home Equity Loan Trust
0.466% due 11/25/2035 •	955	909
5.586% due 11/25/2036 þ	671	346
5.608% due 05/25/2036 þ	14,150	9,472
5.812% due 11/25/2036 þ	12,354	6,618
6.120% due 11/25/2036 þ	1,181	664
Residential Asset Mortgage Products Trust 2.111% due 03/25/2032 •	1,034	1,038
Residential Asset Securities Corp. Trust
0.306% due 02/25/2037 •	5,500	5,335
0.336% due 04/25/2037 •	2,110	2,110
0.386% due 07/25/2036 •	389	387
S-Jets Ltd. 3.967% due 08/15/2042	4,746	4,717
Santander Retail Auto Lease Trust 2.510% due 01/26/2032	3,500	3,678
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	3,005	2,972
Saranac Clo Ltd. 1.259% due 08/13/2031 •	8,500	8,500
Saxon Asset Securities Trust
0.616% due 03/25/2035 ^•	501	492
0.866% due 05/25/2035 •	595	585
1.836% due 12/25/2037 •	828	833
Securitized Asset-Backed Receivables LLC Trust
0.666% due 12/25/2035 •	2,688	2,672
0.866% due 02/25/2034 •	3,498	3,491
Shackleton CLO Ltd. 1.054% due 10/20/2027 •	1,020	1,021
Signal Peak CLO Ltd. 1.235% due 04/25/2031 •	3,750	3,755
SLM Private Credit Student Loan Trust 0.386% due 12/15/2039 •	3,212	3,151
SLM Student Loan Trust
0.875% due 04/25/2023 •	2,841	2,813
1.025% due 07/25/2023 •	4,308	4,295
1.625% due 04/25/2023 •	2,924	2,944
1.825% due 07/25/2023 •	1,954	1,975
SMB Private Education Loan Trust 0.936% due 09/15/2054 •	4,541	4,604
Sound Point CLO Ltd.
1.038% due 01/23/2029 •	10,000	10,003

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

1.105% due 07/25/2030 •	12,100	12,106
1.184% due 10/20/2028 •	20,260	20,286
1.295% due 07/20/2032 •	13,000	13,000
Soundview Home Loan Trust 0.336% due 07/25/2037 •	4,870	4,409
Specialty Underwriting & Residential Finance Trust 1.691% due 02/25/2035 •	23	23
Sprite Ltd. 4.250% due 12/15/2037	4,386	4,364
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	253	254
Steele Creek CLO Ltd. 1.031% due 05/21/2029 •	4,369	4,370
Structured Asset Investment Loan Trust
0.716% due 11/25/2035 •	3,632	3,611
0.791% due 03/25/2034 •	3,070	3,020
1.586% due 11/25/2034 •	6,446	6,510
Structured Asset Securities Corp. Mortgage Loan Trust
0.956% due 07/25/2035 •	3,693	3,697
1.121% due 07/25/2035 •	2,915	2,962
STWD Ltd. 1.284% due 04/18/2038 •	10,100	10,121
Theorem Funding Trust 1.210% due 12/15/2027	4,843	4,848
THL Credit Wind River Clo Ltd. 1.164% due 04/15/2031 •	9,000	9,000
TICP CLO Ltd. 0.974% due 04/20/2028 •	5,586	5,593
TPG Real Estate Finance Ltd. 1.284% due 03/15/2038 •	8,300	8,307
Venture CLO Ltd.
1.006% due 04/15/2027 •	7,377	7,378
1.034% due 10/20/2028 •	5,663	5,665
1.110% due 07/20/2030 •	5,000	5,000
1.115% due 09/07/2030 •	10,650	10,642
1.151% due 08/28/2029 •	13,000	13,003
1.154% due 04/20/2029 •	13,567	13,572
1.184% due 07/20/2030 •	3,800	3,798
1.186% due 07/15/2031 •	4,000	4,000
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	8,000	8,183
Vibrant CLO Ltd. 1.174% due 09/15/2030 •	9,000	9,015
Voya CLO Ltd. 1.091% due 10/15/2030 •	3,000	3,000
WaMu Asset-Backed Certificates WaMu Trust 0.311% due 05/25/2037 •	2,666	2,582
WAVE LLC 3.597% due 09/15/2044	4,491	4,496
Wellfleet CLO Ltd.
0.980% due 07/20/2029 •	1,000	1,000
1.024% due 04/20/2029 •	2,182	2,181
Wells Fargo Home Equity Asset-Backed Securities Trust
0.836% due 12/25/2035 •	3,100	3,078
2.636% due 04/25/2035 •	131	139
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.686% due 04/25/2034 •	93	92

Total Asset-Backed Securities (Cost $686,201)		696,127

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,565
Qatar Government International Bond
3.875% due 04/23/2023	4,000	4,213
4.817% due 03/14/2049	250	322
Saudi Government International Bond 4.000% due 04/17/2025	9,500	10,408

Total Sovereign Issues (Cost $17,976)		19,508

	SHARES
PREFERRED SECURITIES 3.5%
BANKING & FINANCE 2.5%
American AgCredit Corp. 5.250% due 06/15/2026 •(f)	4,000,000	4,080
Bank of America Corp. 5.875% due 03/15/2028 •(f)	5,300,000	6,056
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)	2,400,000	2,640
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)	3,300,000	3,419

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Capital One Financial Corp. 3.950% due 09/01/2026 •(f)	4,000,000	4,130
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	11,000,000	11,360
5.000% due 12/01/2027 •(f)	5,500,000	5,868
5.375% due 06/01/2025 •(f)	2,000,000	2,227
Citigroup, Inc.
4.000% due 12/10/2025 •(f)	5,100,000	5,297
5.000% due 09/12/2024 •(f)	1,500,000	1,570
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)	4,250,000	4,688
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(f)	1,400,000	1,437
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	4,100,000	4,282
6.100% due 10/01/2024 •(f)	7,700,000	8,373
Northern Trust Corp. 4.600% due 10/01/2026 •(f)	8,700,000	9,548
State Street Corp.
3.713% (US0003M + 3.597%) due 12/15/2021 ~(f)	167,000	168
5.625% due 12/15/2023 •(f)(j)	5,000,000	5,293
SVB Financial Group 4.100% due 02/15/2031 •(f)	2,800,000	2,892
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	5,000,000	5,760
U.S. Bancorp 5.300% due 04/15/2027 •(f)	700,000	802
Wells Fargo & Co.
5.875% due 06/15/2025 •(f)	700,000	782
5.900% due 06/15/2024 •(f)	15,000,000	16,153

		106,825

INDUSTRIALS 0.3%
Energy Transfer LP 6.750% due 05/15/2025 •(f)	3,000,000	3,075
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(f)	9,200,000	9,026

		12,101

UTILITIES 0.7%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	1,196,060	31,416

Total Preferred Securities (Cost $144,452)		150,342

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS (i) 1.2%		52,379

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank 0.005% due 10/05/2021 (d)(e)	$5,300	5,300

Total Short-Term Instruments (Cost $57,679)		57,679

Total Investments in Securities (Cost $4,797,836)		4,916,945

Total Investments 114.2% (Cost $4,797,836)		$4,916,945
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $2,614)		752
Other Assets and Liabilities, net (14.2)%		(613,945)

Net Assets 100.0%		$4,303,752

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								When-issued security.
(d)								Zero coupon security.
(e)								Coupon represents a yield to maturity.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Contingent convertible security.
(h)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020		$31,861	$31,416	0.73%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020		2,000	2,032	0.05
Deutsche Bank AG				3.035	05/28/2032	06/11/2021 - 06/16/2021		13,054	12,896	0.30
Deutsche Bank AG				3.729	01/14/2032	01/11/2021 - 01/25/2021		2,201	2,273	0.05
Morgan Stanley				7.500	04/02/2032	02/11/2020		7,743	7,316	0.17

								$56,859	$55,933	1.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$2,604	U.S. Treasury Notes 1.250% due 06/30/2028			$(2,656)	$2,604	$2,604
JPS	(0.130)	09/30/2021	10/01/2021	49,775	U.S. Treasury Notes 0.125% due 07/31/2023			(49,808)	49,775	49,775

Total Repurchase Agreements								$(52,464)	$52,379	$52,379

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JPS				(0.100)%	09/09/2021	11/08/2021		$(6,951)		$(6,951)
				(0.020)	09/24/2021	10/01/2021		(49,775)		(49,775)
				(0.010)	09/28/2021	10/05/2021		(13,697)		(13,697)

Total Reverse Repurchase Agreements										$(70,423)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA						3.000%	12/01/2051	$19,400	$(20,285)	$(20,241)
Uniform Mortgage-Backed Security, TBA						3.500	10/01/2051	52,400	(55,413)	(55,447)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2051	57,000	(60,296)	(60,358)

Total Short Sales (3.2)%									$(135,994)	$(136,046)

(j)								Securities with an aggregate market value of $84,340 have been pledged as collateral under the terms of master agreements as of September 30, 2021.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

(1)									Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(20,227) at a weighted average interest rate of (0.039%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin(6)
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Ultra Long-Term Bond December Futures				12/2021	223		$(42,607)	$1,860		$35	$0
United Kingdom Long Gilt December Futures				12/2021	651		(109,776)	3,469		447	(79)

Total Futures Contracts								$5,329		$482	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin(6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2028	1.143%	EUR	800	$(10)	$1	$(9)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.780%		$3,400	$695	$(25)	$670	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.617		12,200	43	42	85	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2026	1.008		1,500	(11)	11	0	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.067		2,700	(17)	9	(8)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015	EUR	200	(1)	1	0	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.084		8,200	(50)	0	(50)	0	(2)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.745		$1,100	(14)	26	12	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.869		1,800	67	(10)	57	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.767		700	8	1	9	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.200		800	160	1	161	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.940		3,600	(86)	97	11	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589	EUR	6,000	(982)	834	(148)	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		1,400	(142)	94	(48)	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		2,100	(215)	118	(97)	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.834		300	0	4	4	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.929		900	1	4	5	0	0
Valeo SA	1.000	Quarterly	06/20/2026	1.225		1,800	(25)	4	(21)	0	(1)
Valeo SA	1.000	Quarterly	06/20/2028	1.698		2,500	(106)	(24)	(130)	0	(7)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.534		$3,200	77	0	77	0	(1)

							$(598)	$1,187	$589	$6	$(18)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly		06/20/2026		$53,700	$1,312	$(2)	$1,310	$0	$(16)
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		83,100	2,022	(23)	1,999	0	(40)

							$3,334	$(25)	$3,309	$0	$(56)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	779,000	$(211)	$(1,021)	$(1,232)	$0	$(2)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		43,900	0	(56)	(56)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		45,200	0	(55)	(55)	0	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	228,000	92	(376)	(284)	39	0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024		44,800	2	(156)	(154)	7	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		46,700	0	(18)	(18)	1	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		28,000	0	(10)	(10)	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		14,000	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		42,400	29	(95)	(66)	1	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		3,500	147	(122)	25	0	(3)
Pay	CPURNSA	2.670	Maturity	05/05/2026		$61,000	0	(1,722)	(1,722)	17	0
Pay	CPURNSA	2.596	Maturity	07/09/2026		7,300	0	(168)	(168)	3	0
Pay	CPURNSA	2.573	Maturity	07/13/2026		7,300	0	(172)	(172)	3	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	22,200	0	(1,564)	(1,564)	270	0
Pay	UKRPI	3.708	Maturity	07/15/2031		11,100	0	(753)	(753)	141	0
Pay	UKRPI	3.858	Maturity	09/15/2031		11,500	0	(309)	(309)	132	0

							$59	$(6,597)	$(6,538)	$615	$(5)

Total Swap Agreements							$2,785	$(5,434)	$(2,649)	$622	$(79)

(l)

Securities with an aggregate market value of $20,034 and cash of $17,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $94 and liability of $(81) for closed futures agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BPS		10/2021		GBP	880			$1,216	$31		$0
		10/2021			$1,873		GBP	1,368	0		(30)
CBK		10/2021		EUR	1,239			$1,466	30		0
GLM		10/2021			$1,046		EUR	893	0		(11)
HUS		10/2021		GBP	889			$1,224	26		0

Total Forward Foreign Currency Contracts									$87		$(41)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.684%	$500	$(13)	$(4)	$0	$(17)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	5,600	(149)	(40)	0	(189)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.515	500	43	(26)	17	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	600	(16)	(4)	0	(20)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	1,300	(36)	(8)	0	(44)

Total Swap Agreements							$(171)	$(82)	$17	$(270)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0		$21,187	$6,896		$28,083
Corporate Bonds & Notes
Banking & Finance				0		916,114	0		916,114
Industrials				0		504,274	0		504,274
Utilities				0		89,160	0		89,160
Municipal Bonds & Notes
California				0		19,885	0		19,885
Florida				0		8,259	0		8,259
Georgia				0		1,654	0		1,654
Illinois				0		8,637	0		8,637
New Jersey				0		9,944	0		9,944
New York				0		9,576	0		9,576
Texas				0		6,029	0		6,029
Virginia				0		6,488	0		6,488
West Virginia				0		7,234	0		7,234
U.S. Government Agencies				0		1,011,209	0		1,011,209
U.S. Treasury Obligations				0		1,052,799	0		1,052,799
Non-Agency Mortgage-Backed Securities				900		308,642	4,402		313,944
Asset-Backed Securities				0		696,127	0		696,127
Sovereign Issues				0		19,508	0		19,508
Preferred Securities
Banking & Finance				0		106,825	0		106,825
Industrials				0		12,101	0		12,101
Utilities				0		0	31,416		31,416
Short-Term Instruments
Repurchase Agreements				0		52,379	0		52,379
Short-Term Notes				0		5,300	0		5,300

Total Investments				$900		$4,873,331	$42,714		$4,916,945

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(136,046)	$0		$(136,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				447		657	0		1,104
Over the counter				0		104	0		104

				$447		$761	$0		$1,208
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Exchange-traded or centrally cleared	(79)	(79)	0	(158)
Over the counter	0	(311)	0	(311)

	$(79)	$(390)	$0	$(469)

Total Financial Derivative Instruments	$368	$371	$0	$739

Totals	$1,268	$4,737,656	$42,714	$4,781,638

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$1,283	$1,327
0.125% due 07/15/2024	1,717	1,834
0.125% due 10/15/2024	8,172	8,745
0.125% due 04/15/2025	8,153	8,749
0.125% due 10/15/2025	7,935	8,589
0.125% due 04/15/2026	8,564	9,275
0.125% due 07/15/2026	1,214	1,325
0.125% due 01/15/2030	7,828	8,606
0.125% due 07/15/2030	2,008	2,216
0.125% due 01/15/2031	8,932	9,811
0.125% due 07/15/2031	5,514	6,077
0.125% due 02/15/2051	904	993
0.250% due 01/15/2025	3,811	4,096
0.250% due 07/15/2029	1,373	1,529
0.375% due 07/15/2023	1,770	1,865
0.375% due 07/15/2025	1,812	1,978
0.375% due 01/15/2027	8,713	9,625
0.375% due 07/15/2027	1,242	1,382
0.500% due 04/15/2024	286	305
0.500% due 01/15/2028	2,251	2,521
0.625% due 04/15/2023	2,174	2,275
0.625% due 01/15/2024	1,804	1,925
0.625% due 01/15/2026	9,338	10,311
0.625% due 02/15/2043	6,492	7,746
0.750% due 07/15/2028	1,169	1,339
0.750% due 02/15/2042	6,500	7,928
0.750% due 02/15/2045	6,306	7,768
0.875% due 01/15/2029	1,111	1,285
1.000% due 02/15/2046	3,406	4,443
1.375% due 02/15/2044	5,767	7,930
1.750% due 01/15/2028	5,699	6,861
2.000% due 01/15/2026	6,685	7,799
2.125% due 02/15/2041	892	1,345
2.375% due 01/15/2025	1,260	1,447
2.375% due 01/15/2027	5,896	7,176
2.500% due 01/15/2029	5,213	6,681
3.375% due 04/15/2032	3,594	5,263
3.625% due 04/15/2028	6,268	8,385
3.875% due 04/15/2029	6,615	9,233

Total U.S. Treasury Obligations (Cost $194,799)		197,988

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		416

Total Short-Term Instruments (Cost $416)		416

Total Investments in Securities (Cost $195,215)		198,404

Total Investments 99.8% (Cost $195,215)		$198,404
Other Assets and Liabilities, net 0.2%		472

Net Assets 100.0%		$198,876

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$416	U.S. Treasury Notes 1.250% due 06/30/2028		$(424)	$416	$416

Total Repurchase Agreements							$(424)	$416	$416

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$197,988	$0	$197,988
Short-Term Instruments
Repurchase Agreements					0	416	0	416

Total Investments					$0	$198,404	$0	$198,404

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.7% ¤
CORPORATE BONDS & NOTES 44.3%
BANKING & FINANCE 22.9%
AerCap Ireland Capital DAC
3.500% due 05/26/2022	$628	$639
3.950% due 02/01/2022	1,185	1,195
4.450% due 12/16/2021	500	502
4.500% due 09/15/2023	500	533
Air Lease Corp. 2.750% due 01/15/2023	1,300	1,335
Aircastle Ltd.
4.400% due 09/25/2023	1,000	1,065
5.000% due 04/01/2023	200	212
Ally Financial, Inc.
1.450% due 10/02/2023	3,300	3,350
4.125% due 02/13/2022	200	203
4.625% due 05/19/2022	300	308
American Tower Corp. 1.300% due 09/15/2025	1,100	1,101
Aozora Bank Ltd. 2.550% due 09/09/2022	2,760	2,805
Aviation Capital Group LLC 2.875% due 01/20/2022	918	923
Avolon Holdings Funding Ltd.
3.625% due 05/01/2022	2,893	2,937
5.125% due 10/01/2023	400	430
5.500% due 01/15/2023	1,100	1,157
Banco Santander Chile 1.321% (US0003M + 1.200%) due 11/28/2021 ~	3,000	3,003
Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,715
2.852% due 05/07/2026 •	800	841
4.338% due 05/16/2024 •	3,800	4,023
BOC Aviation Ltd.
1.257% (US0003M + 1.125%) due 09/26/2023 ~	2,700	2,709
2.750% due 09/18/2022	2,800	2,844
2.750% due 12/02/2023	2,400	2,480
3.000% due 05/23/2022	1,000	1,011
BPCE S.A. 1.652% due 10/06/2026 •	2,000	2,003
Cantor Fitzgerald LP 6.500% due 06/17/2022	8,893	9,256
CIT Group, Inc. 5.000% due 08/15/2022	6,826	7,073
Citigroup, Inc.
0.920% (SOFRRATE + 0.870%) due 11/04/2022 ~	6,700	6,709
1.075% (US0003M + 0.950%) due 07/24/2023 ~	1,500	1,510
CK Hutchison International Ltd.
1.875% due 10/03/2021	535	535
3.250% due 04/11/2024	3,100	3,285
Credit Agricole S.A. 1.247% due 01/26/2027 •	300	296
Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~	4,428	4,497
2.193% due 06/05/2026 •	1,500	1,529
Danske Bank A/S
1.171% due 12/08/2023 •	2,800	2,814
1.174% (US0003M + 1.060%) due 09/12/2023 ~	5,367	5,431
5.000% due 01/12/2023 •	1,000	1,012
Deutsche Bank AG
0.898% due 05/28/2024 (c)	900	899
1.315% (US0003M + 1.190%) due 11/16/2022 ~	200	202
First Abu Dhabi Bank PJSC
0.975% (US0003M + 0.850%) due 08/08/2023 ~	4,000	4,024
1.076% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,806
Five Corners Funding Trust 4.419% due 11/15/2023	400	432
Ford Motor Credit Co. LLC
0.999% (US0003M + 0.880%) due 10/12/2021 ~	1,700	1,700
2.979% due 08/03/2022	700	708
3.219% due 01/09/2022	300	301
3.278% (US0003M + 3.140%) due 01/07/2022 ~	1,000	1,004
3.350% due 11/01/2022	400	408

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

3.370% due 11/17/2023	200	205
4.250% due 09/20/2022	1,625	1,664
5.596% due 01/07/2022	5,600	5,674
GA Global Funding Trust 1.625% due 01/15/2026	900	908
General Motors Financial Co., Inc.
1.442% (US0003M + 1.310%) due 06/30/2022 ~	3,100	3,124
1.683% (US0003M + 1.550%) due 01/14/2022 ~	300	301
3.450% due 01/14/2022	1,516	1,525
3.550% due 07/08/2022	1,500	1,536
4.200% due 11/06/2021	1,000	1,004
Goldman Sachs Group, Inc. 0.523% due 03/08/2023	1,000	1,001
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	800	810
4.050% due 02/04/2022	500	506
HSBC Holdings PLC
1.344% (US0003M + 1.230%) due 03/11/2025 ~	10,107	10,312
1.494% (US0003M + 1.380%) due 09/12/2026 ~	2,450	2,531
ING Groep NV 1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~	5,594	5,655
International Lease Finance Corp. 8.625% due 01/15/2022	1,100	1,125
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,815
LeasePlan Corp. NV 2.875% due 10/24/2024	8,885	9,304
Lloyds Banking Group PLC 2.858% due 03/17/2023 •	2,800	2,831
Mitsubishi HC Capital, Inc. 3.406% due 02/28/2022	700	707
Mitsubishi UFJ Financial Group, Inc.
0.985% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,027
2.665% due 07/25/2022	500	510
Mizuho Financial Group, Inc. 1.109% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,520
Morgan Stanley 1.593% due 05/04/2027 •	500	502
Nationwide Building Society 3.622% due 04/26/2023 •	1,600	1,628
Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~	6,300	6,352
4.519% due 06/25/2024 •	2,600	2,768
Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~	2,795	2,799
0.822% due 09/28/2022 •	3,900	3,909
1.019% (US0003M + 0.890%) due 01/13/2022 ~	500	501
1.050% due 03/08/2024	1,000	996
2.600% due 09/28/2022	1,000	1,018
Nomura Holdings, Inc.
1.851% due 07/16/2025	3,200	3,249
2.648% due 01/16/2025	7,393	7,704
Nordea Bank Abp 1.061% (US0003M + 0.940%) due 08/30/2023 ~	2,000	2,029
NTT Finance Corp. 1.162% due 04/03/2026	8,800	8,754
OneMain Finance Corp. 6.125% due 05/15/2022	1,300	1,336
ORIX Corp.
2.900% due 07/18/2022	500	510
3.200% due 01/19/2022	2,000	2,016
4.050% due 01/16/2024	2,000	2,152
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	3,580	3,742
5.250% due 08/15/2022	2,800	2,901
Piper Jaffray Cos.
4.740% due 10/15/2021	200	202
5.200% due 10/15/2023	600	604
QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~	5,800	5,825
1.375% due 01/26/2026	4,000	3,965
3.500% due 03/28/2024	1,000	1,062
Santander UK Group Holdings PLC 1.089% due 03/15/2025 •	7,000	7,014
SBA Tower Trust 2.836% due 01/15/2050	5,000	5,184
Scentre Group Trust 3.500% due 02/12/2025	3,859	4,114
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022	800	815
3.550% due 04/15/2024	1,500	1,589
4.125% due 07/15/2023	2,734	2,890
Societe Generale S.A. 1.488% due 12/14/2026 •	5,200	5,144

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Standard Chartered PLC 1.319% due 10/14/2023 •	3,800	3,825
State Bank of India 4.000% due 01/24/2022	2,600	2,626
Stellantis Finance US, Inc. 1.711% due 01/29/2027	3,000	2,992
Synchrony Financial 2.850% due 07/25/2022	4,700	4,786
Wells Fargo & Co. 1.359% (US0003M + 1.230%) due 10/31/2023 ~	3,500	3,544
Weyerhaeuser Co. 7.125% due 07/15/2023	1,600	1,781

		273,178

INDUSTRIALS 18.2%
7-Eleven, Inc. 0.950% due 02/10/2026	3,800	3,734
AbbVie, Inc. 2.300% due 11/21/2022	2,000	2,042
American Airlines Pass-Through Trust 4.000% due 01/15/2027	475	462
Arrow Electronics, Inc. 3.500% due 04/01/2022	900	909
BAT Capital Corp.
3.222% due 08/15/2024	10,200	10,817
3.557% due 08/15/2027	1,017	1,096
Berry Global, Inc.
1.570% due 01/15/2026	4,000	4,004
4.875% due 07/15/2026	2,000	2,103
BOC Aviation USA Corp. 1.625% due 04/29/2024	1,700	1,713
Boeing Co. 4.508% due 05/01/2023	14,700	15,534
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	3,039	3,097
Boston Scientific Corp. 3.450% due 03/01/2024	500	531
Broadcom, Inc.
3.150% due 11/15/2025	1,200	1,283
3.459% due 09/15/2026	4,238	4,581
4.250% due 04/15/2026	600	667
Carrier Global Corp. 2.242% due 02/15/2025	2,000	2,073
CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~	800	800
0.700% due 03/02/2023	1,100	1,100
Central Nippon Expressway Co. Ltd.
0.929% due 03/03/2022 •	500	501
2.849% due 03/03/2022	1,000	1,010
Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~	6,600	6,789
4.500% due 02/01/2024	500	541
4.908% due 07/23/2025	1,000	1,125
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	400	453
Cigna Corp. 3.750% due 07/15/2023	361	382
CIMIC Finance USA Pty. Ltd. 5.950% due 11/13/2022	400	412
Citrix Systems, Inc. 1.250% due 03/01/2026	1,600	1,575
CommonSpirit Health 1.547% due 10/01/2025	3,700	3,718
Conagra Brands, Inc. 4.300% due 05/01/2024	500	542
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	718	727
DAE Funding LLC 1.550% due 08/01/2024	2,700	2,679
Dell International LLC
4.900% due 10/01/2026	1,700	1,960
5.450% due 06/15/2023	500	536
Delta Air Lines, Inc.
3.625% due 03/15/2022	4,300	4,338
7.375% due 01/15/2026	3,000	3,536
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	10,000	10,101
Energy Transfer LP
4.250% due 03/15/2023	500	521
5.000% due 10/01/2022	7,000	7,222
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~	500	500

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,840
Global Payments, Inc. 1.200% due 03/01/2026	2,600	2,575
Hyatt Hotels Corp. 1.800% due 10/01/2024 (a)	1,100	1,102
Hyundai Capital America
1.150% due 11/10/2022	1,700	1,710
2.850% due 11/01/2022	2,172	2,225
5.750% due 04/06/2023	400	429
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,100	2,210
3.500% due 02/11/2023	2,145	2,209
3.500% due 07/26/2026	1,300	1,392
3.750% due 07/21/2022	3,475	3,544
Kansas City Southern
3.000% due 05/15/2023	1,100	1,140
3.125% due 06/01/2026	700	753
Leidos, Inc. 2.950% due 05/15/2023	200	207
Lennar Corp.
4.125% due 01/15/2022	3,000	3,004
4.500% due 04/30/2024	1,950	2,111
4.750% due 11/15/2022	2,500	2,587
5.375% due 10/01/2022	3,000	3,146
5.875% due 11/15/2024	1,200	1,351
MGM Resorts International 7.750% due 03/15/2022	10,700	11,008
Micron Technology, Inc. 4.185% due 02/15/2027	2,300	2,589
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	1,400	1,457
Oracle Corp. 1.650% due 03/25/2026 (c)	4,900	4,972
Otis Worldwide Corp. 2.056% due 04/05/2025	2,500	2,584
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,065
PeaceHealth Obligated Group 1.375% due 11/15/2025	700	706
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	1,000	1,066
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	4,000	4,018
Reynolds American, Inc. 4.450% due 06/12/2025	1,000	1,103
Ryder System, Inc. 2.875% due 06/01/2022	900	913
SABIC Capital BV 4.000% due 10/10/2023	2,900	3,086
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	5,600	5,664
Saudi Arabian Oil Co.
1.250% due 11/24/2023	3,300	3,324
2.875% due 04/16/2024	5,000	5,217
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	2,800	2,855
SYNNEX Corp. 1.250% due 08/09/2024	4,000	4,002
T-Mobile USA, Inc. 1.500% due 02/15/2026	1,000	1,004
Toll Brothers Finance Corp. 5.875% due 02/15/2022	6,750	6,787
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,500	2,688
Woodside Finance Ltd.
3.650% due 03/05/2025	5,100	5,423
3.700% due 09/15/2026	4,650	5,026

		216,806

UTILITIES 3.2%
AES Corp. 1.375% due 01/15/2026	4,300	4,246
AT&T, Inc. 1.015% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,110
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	800	829
3.488% due 02/28/2024	200	211
FirstEnergy Corp. 3.350% due 07/15/2022	3,470	3,516
Iberdrola International BV 5.810% due 03/15/2025	400	462

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Israel Electric Corp. Ltd. 5.000% due 11/12/2024	2,100	2,331
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	3,840	3,842
1.598% (US0003M + 1.480%) due 06/16/2022 ~	1,700	1,701
1.750% due 06/16/2022	7,700	7,689
2.100% due 08/01/2027	800	781
2.950% due 03/01/2026 ^	100	103
3.250% due 06/15/2023 ^	1,500	1,541
3.400% due 08/15/2024 ^	200	208
3.750% due 02/15/2024 ^	200	209
3.850% due 11/15/2023 ^	100	104
4.250% due 08/01/2023	300	314
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,850
Sprint Communications, Inc. 6.000% due 11/15/2022	400	421
Sprint Corp. 7.875% due 09/15/2023	900	1,007
Systems Energy Resources, Inc. 2.140% due 12/09/2025	4,800	4,886
Verizon Communications, Inc. 1.225% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,028

		38,389

Total Corporate Bonds & Notes (Cost $524,104)		528,373

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	485

Total Municipal Bonds & Notes (Cost $450)		485

U.S. GOVERNMENT AGENCIES 11.7%
Fannie Mae
0.875% due 12/18/2026	10,600	10,487
4.000% due 06/01/2042 - 03/01/2047	719	782
5.000% due 04/01/2033 - 09/01/2047	2,789	3,018
5.150% due 05/01/2035	44	46
5.350% due 02/01/2035 - 01/01/2038	470	501
5.450% due 04/01/2036	98	103
5.500% due 12/01/2028 - 07/01/2050	1,653	1,815
6.000% due 09/01/2028 - 04/01/2048	1,401	1,547
6.500% due 03/01/2026 - 09/01/2048	647	725
Federal Home Loan Bank
0.625% due 11/27/2024	10,000	9,995
0.900% due 02/26/2027	8,200	8,097
0.920% due 02/26/2027	17,000	16,768
1.020% due 02/24/2027	15,000	14,903
1.050% due 08/13/2026	11,000	10,984
1.100% due 08/20/2026	11,000	10,934
1.110% due 07/27/2026	2,333	2,334
Freddie Mac
0.800% due 10/28/2026	6,500	6,420
1.000% due 02/25/2042 - 09/15/2044	27,946	27,879
2.000% due 02/01/2028 - 04/01/2028	6	6
2.214% due 07/15/2035 •	2,460	2,488
2.500% due 10/25/2048	237	244
5.000% due 01/01/2024 - 02/01/2038	563	609
5.400% due 09/01/2037 - 11/01/2038	527	589
5.500% due 11/01/2021 - 06/01/2047	1,592	1,763
5.550% due 06/01/2037 - 07/01/2037	115	129
6.000% due 09/01/2031 - 06/01/2037	642	699
6.500% due 08/01/2022 - 10/17/2038	529	597
7.000% due 05/01/2029	15	15
Ginnie Mae
1.085% due 08/16/2039 •	5	5
2.500% due 10/20/2049	209	218
3.000% due 11/20/2046	120	128
3.500% due 05/20/2042	91	95
3.700% due 04/15/2042	134	143
3.740% due 03/20/2042 - 07/20/2042	120	126
3.750% due 04/15/2042 - 03/20/2044	198	213
4.000% due 04/20/2040 - 06/20/2043	968	1,013
4.500% due 08/20/2038 - 11/20/2048	594	632
5.000% due 02/20/2039	1	1
5.350% due 12/15/2036 - 01/15/2038	443	501
5.400% due 06/20/2039	89	98
5.500% due 03/20/2034 - 08/20/2041	572	625
6.000% due 09/20/2038	42	46
6.500% due 09/20/2025 - 07/20/2039	39	44

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

7.000% due 09/15/2024 - 06/20/2039	658	718
Uniform Mortgage-Backed Security
4.000% due 01/01/2049	41	44
4.250% due 11/01/2035 - 01/01/2036	259	279
4.750% due 09/01/2034 - 04/01/2036	504	552
5.340% due 09/01/2029	60	67
6.000% due 06/01/2031	2	2

Total U.S. Government Agencies (Cost $140,275)		140,027

U.S. TREASURY OBLIGATIONS 80.9%
U.S. Treasury Notes
0.125% due 12/31/2022 (e)	95,300	95,289
0.125% due 03/31/2023	95,200	95,126
0.125% due 04/30/2023	11,300	11,287
0.125% due 05/31/2023 (e)	383,500	382,916
0.125% due 10/15/2023 (g)(i)	6,500	6,478
0.250% due 03/15/2024	16,000	15,947
0.375% due 08/15/2024 (e)	80,000	79,725
0.375% due 09/15/2024 (e)	279,600	278,420

Total U.S. Treasury Obligations (Cost $965,674)		965,188

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	1,523	1,535
AREIT Trust
1.184% due 09/14/2036 •	432	433
2.784% due 04/15/2037 •	611	614
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •	65	65
Bear Stearns Adjustable Rate Mortgage Trust 2.509% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.406% due 02/25/2034 •	1,108	1,085
2.622% due 05/25/2035 ~	37	38
Beneria Cowen & Pritzer Collateral Funding Corp. 0.883% due 06/15/2038 •	5,600	5,569
BFLD Trust 1.234% due 10/15/2035 •	2,000	2,013
Brass PLC 0.825% due 11/16/2066 •	152	153
BWAY Mortgage Trust 1.334% due 09/15/2036 •	3,000	3,008
BX Commercial Mortgage Trust 0.784% due 01/15/2034 •	3,800	3,807
BXMT Ltd. 1.564% due 03/15/2037 •	3,900	3,919
Chase Mortgage Finance Trust 2.474% due 02/25/2037 ~	511	531
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.286% due 01/25/2036 •	54	51
0.316% due 10/25/2035 •	282	284
0.386% due 08/25/2035 •	29	29
Citigroup Commercial Mortgage Trust 1.280% due 10/15/2036 •	1,950	1,952
Citigroup Mortgage Loan Trust
0.900% due 05/25/2051 ~•	4,700	4,699
3.228% due 09/25/2059 þ	151	151
Countrywide Alternative Loan Trust 0.226% due 06/25/2037 •	75	72
Credit Suisse Mortgage Capital Trust
2.961% due 10/27/2059 ~	1,720	1,734
2.986% due 12/26/2059 ~	1,306	1,315
DROP Mortgage Trust 1.230% due 04/15/2026 •	4,000	4,019
Extended Stay America Trust 1.164% due 07/15/2038 •	5,571	5,596
First Horizon Alternative Mortgage Securities Trust 2.279% due 02/25/2035 ~	261	267
GCAT
1.348% due 05/25/2066 ~	4,641	4,647
1.503% due 05/25/2066 ~	4,192	4,197
GCAT LLC 2.611% due 12/25/2025 þ	1,448	1,457
GCAT Trust 2.650% due 10/25/2068 ~	634	651
GCCFC Commercial Mortgage Trust 0.884% due 02/15/2038 •	800	801
GS Mortgage-Backed Securities Trust
0.900% due 12/25/2051 •	2,974	2,976
0.900% due 02/25/2052 •	4,964	4,980
GSR Mortgage Loan Trust
1.985% due 08/25/2033 •	117	115

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

2.746% due 09/25/2035 ~	6	6
Impac CMB Trust 0.726% due 03/25/2035 •	125	124
JP Morgan Chase Commercial Mortgage Securities Trust
1.534% due 12/15/2031 •	1,420	1,413
3.379% due 09/15/2050	300	314
JP Morgan Mortgage Trust 2.694% due 07/25/2035 ~	268	271
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~	4,090	4,106
3.000% due 06/25/2059 þ	1,921	1,929
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •	2,241	2,243
MASTR Adjustable Rate Mortgages Trust 2.619% due 04/21/2034 ~	23	23
Merrill Lynch Mortgage Investors Trust
0.546% due 04/25/2029 •	182	181
2.581% due 12/25/2035 ~	303	301
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	4,200	4,206
MFA Trust
1.131% due 07/25/2060 ~	4,020	4,006
1.381% due 04/25/2065 ~	1,111	1,115
Morgan Stanley Mortgage Loan Trust 1.166% due 11/25/2035 •	755	748
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	3,287	3,294
2.750% due 07/25/2059 ~	2,844	2,942
2.750% due 11/25/2059 ~	3,242	3,340
3.500% due 12/25/2057 ~	1,888	1,946
3.500% due 10/25/2059 ~	651	682
4.500% due 05/25/2058 ~	159	172
One New York Plaza Trust 1.034% due 01/15/2026 •	3,700	3,717
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	2,651	2,650
Sequoia Mortgage Trust
0.487% due 07/20/2036 •	911	891
0.747% due 06/20/2033 •	2	2
Silverstone Master Issuer PLC 0.704% due 01/21/2070 •	110	110
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	1,045	1,051
Structured Asset Mortgage Investments Trust
0.667% due 07/19/2034 •	5	5
0.747% due 09/19/2032 •	9	9
STWD Mortgage Trust 1.134% due 04/15/2034 •	3,100	3,114
Thornburg Mortgage Securities Trust 2.079% due 04/25/2045 ~	56	58
VMC Finance LLC
1.184% due 09/15/2036 •	752	752
1.187% due 06/16/2036 •	4,222	4,230
WaMu Mortgage Pass-Through Certificates Trust
0.706% due 01/25/2045 •	12	12
0.886% due 06/25/2044 •	571	566
0.946% due 10/25/2045 •	96	97
1.072% due 06/25/2046 •	32	33
2.577% due 06/25/2033 ~	2	2
2.924% due 07/25/2037 ^~	501	508
Wells Fargo Commercial Mortgage Trust 4.218% due 07/15/2046 ~	1,000	1,054

Total Non-Agency Mortgage-Backed Securities (Cost $114,483)		114,987

ASSET-BACKED SECURITIES 13.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	1,958	1,969
American Money Management Corp. CLO Ltd. 1.113% due 04/14/2029 •	740	741
Anchorage Capital CLO Ltd. 1.176% due 07/15/2030 •	2,800	2,800
Arbor Realty Commercial Real Estate Notes Ltd. 1.234% due 05/15/2037 •	300	300
Ares CLO Ltd. 1.177% due 04/18/2031 •	4,400	4,414
Asset-Backed Securities Corp. Home Equity Loan Trust 0.896% due 06/25/2034 •	79	78
Bear Stearns Asset-Backed Securities Trust
0.821% due 09/25/2035 •	1,103	1,102
0.886% due 10/27/2032 •	29	29
0.986% due 08/25/2034 •	557	556
Bear Stearns Second Lien Trust 1.436% due 01/25/2036 •	66	66

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Benefit Street Partners CLO Ltd. 1.164% due 01/17/2032 •	400	400
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •	5,600	5,600
Carrington Mortgage Loan Trust 1.254% due 10/20/2029 •	3,200	3,204
Chase Funding Trust 0.686% due 07/25/2033 •	210	204
CIFC Funding Ltd. 0.985% due 10/25/2027 •	245	245
Countrywide Asset-Backed Certificates 0.536% due 03/25/2036 •	275	273
Countrywide Asset-Backed Certificates Trust 1.136% due 11/25/2035 •	350	351
Dryden Senior Loan Fund
1.026% due 10/15/2027 •	501	501
1.106% due 04/15/2028 •	2,500	2,500
1.146% due 04/15/2029 •	3,558	3,563
Finance America Mortgage Loan Trust 0.911% due 08/25/2034 •	146	146
First Franklin Mortgage Loan Trust
0.406% due 04/25/2036 •	1,311	1,289
0.836% due 11/25/2034 •	168	168
1.016% due 07/25/2034 •	305	307
Greystone Commercial Real Estate Notes Ltd. 1.264% due 09/15/2037 •	1,000	1,000
GSAA Home Equity Trust 0.626% due 07/25/2037 •	234	233
GSAMP Trust 0.606% due 06/25/2036 •	859	850
HERA Commercial Mortgage Ltd. 1.137% due 02/18/2038 •	3,300	3,299
Home Equity Asset Trust 1.136% due 11/25/2034 •	871	874
KKR CLO Ltd. 1.076% due 07/15/2030 •	2,400	2,400
LCCM Trust 1.284% due 12/13/2038 •	4,000	4,006
LCM LP
1.134% due 07/20/2030 •	4,900	4,901
1.174% due 10/20/2027 •	287	287
1.214% due 04/20/2031 •	1,100	1,100
LoanCore Issuer Ltd. 1.214% due 05/15/2036 •	264	264
MF1 Ltd. 1.864% due 11/15/2035 •	2,000	2,014
MidOcean Credit CLO 1.229% due 01/29/2030 •	4,000	3,998
MKS CLO Ltd. 1.134% due 07/20/2030 •	4,600	4,601
Mountain View CLO Ltd. 1.246% due 04/15/2029 •	3,077	3,082
Nassau Ltd.
1.276% due 10/15/2029 •	2,000	2,001
2.284% due 07/20/2029 •	1,550	1,552
Navient Private Education Loan Trust
1.084% due 04/15/2069 •	2,798	2,826
1.284% due 12/15/2028 •	235	237
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	3,144	3,162
1.310% due 01/15/2069	1,373	1,383
1.690% due 05/15/2069	3,746	3,802
2.460% due 11/15/2068	1,200	1,242
New Century Home Equity Loan Trust 1.016% due 11/25/2034 •	441	440
NovaStar Mortgage Funding Trust 0.746% due 01/25/2036 •	637	638
Oaktree CLO Ltd. 1.248% due 04/22/2030 •	1,600	1,600
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •	199	199
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)	200	200
0.931% due 02/20/2028 •	1,427	1,427
1.104% due 04/20/2027 •	1,618	1,619
PFS Financing Corp. 0.930% due 08/15/2024	500	503
Popular ABS Mortgage Pass-Through Trust 0.336% due 06/25/2047 ^•	177	177
RAAC Trust 0.911% due 01/25/2046 •	700	700
Residential Asset Securities Corp. Trust
0.786% due 06/25/2035 •	1,528	1,536
1.181% due 03/25/2035 •	253	252

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Saranac Clo Ltd. 1.259% due 08/13/2031 •	5,200	5,200
Saxon Asset Securities Trust 0.806% due 05/25/2035 •	195	194
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	1,046
Securitized Asset-Backed Receivables LLC Trust
0.671% due 10/25/2035 •	127	127
0.761% due 01/25/2035 •	129	126
SLM Student Loan Trust
0.875% due 04/25/2023 •	384	380
1.625% due 04/25/2023 •	216	218
1.825% due 07/25/2023 •	186	188
SMB Private Education Loan Trust
0.689% due 03/17/2053 •	800	802
0.936% due 09/15/2054 •	6,981	7,076
1.600% due 09/15/2054	1,750	1,771
2.230% due 09/15/2037	2,800	2,872
2.980% due 07/15/2027	253	255
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	104	107
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,098	1,116
Sound Point CLO Ltd. 1.038% due 01/23/2029 •	5,000	5,002
Soundview Home Loan Trust 0.761% due 06/25/2035 •	549	549
SP-Static CLO Ltd. 1.538% due 07/22/2028 •	1,690	1,692
Steele Creek CLO Ltd. 1.031% due 05/21/2029 •	4,276	4,277
Structured Asset Investment Loan Trust
0.636% due 09/25/2034 •	1,770	1,738
0.791% due 03/25/2034 •	629	619
Structured Asset Securities Corp. Mortgage Loan Trust 0.221% due 07/25/2036 •	737	731
Towd Point Asset Trust 0.795% due 11/20/2061 •	2,386	2,398
Towd Point Mortgage Trust
0.686% due 02/25/2057 •	206	207
1.086% due 05/25/2058 •	1,627	1,641
1.086% due 10/25/2059 •	1,054	1,063
1.636% due 04/25/2060 ~	4,179	4,214
2.710% due 01/25/2060 ~	1,467	1,507
3.000% due 11/25/2058 ~	510	518
3.000% due 11/25/2059 ~	1,074	1,077
3.750% due 05/25/2058 ~	3,670	3,845
Tralee CLO Ltd. 1.244% due 10/20/2028 •	1,309	1,310
Venture CLO Ltd.
1.154% due 04/20/2029 •	2,010	2,011
1.234% due 01/20/2029 •	1,200	1,201
1.264% due 04/20/2032 •	1,100	1,098
Vibrant Clo Ltd. 1.240% due 07/20/2032 •	300	300
Voya CLO Ltd.
1.084% due 04/17/2030 •	5,000	5,000
1.091% due 10/15/2030 •	3,500	3,500
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.686% due 04/25/2034 •	1,322	1,304
WhiteHorse Ltd. 1.064% due 04/17/2027 •	11	11
Zais CLO Ltd. 1.276% due 04/15/2028 •	371	372

Total Asset-Backed Securities (Cost $157,019)		157,874

SOVEREIGN ISSUES 0.1%
Export-Import Bank of India 1.131% (US0003M + 1.000%) due 08/21/2022 ~	1,000	1,005

Total Sovereign Issues (Cost $999)		1,005

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 01/30/2022 ~(b)	761,000	765

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Total Preferred Securities (Cost $761)	765

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.7%	8,465

Total Short-Term Instruments (Cost $8,465)	8,465

Total Investments in Securities (Cost $1,912,230)	1,917,169

Total Investments 160.7% (Cost $1,912,230)	$1,917,169
Financial Derivative Instruments (f)(h) (0.0)%(Cost or Premiums, net $(5,182))	(119)
Other Assets and Liabilities, net (60.7)%	(724,310)

Net Assets 100.0%	$1,192,740

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/26/2021	$901	$899	0.07%
Oracle Corp.	1.650	03/25/2026	03/22/2021	4,898	4,972	0.42

$5,799	$5,871	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$8,465	U.S. Treasury Notes 1.250% due 06/30/2028	$(8,634)	$8,465	$8,465

Total Repurchase Agreements	$(8,634)	$8,465	$8,465

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	(0.080)%	09/29/2021	10/01/2021	$(49,750)	$(49,750)
IND	0.060	09/30/2021	10/01/2021	(2,000)	(2,000)
JPS	(0.060)	09/29/2021	10/04/2021	(210,741)	(210,740)

Total Reverse Repurchase Agreements	$(262,490)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

CSN	0.040%	09/30/2021	10/01/2021	$(383,060)	$(383,061)
0.060	09/28/2021	10/01/2021	(79,661)	(79,661)

Total Sale-Buyback Transactions	$(462,722)

(e)	Securities with an aggregate market value of $725,336 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(468,902) at a weighted average interest rate of 0.043%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2021	151	$(33,228)	$(16)	$0	$(9)
U.S. Treasury 5-Year Note December Futures	12/2021	2,038	(250,149)	412	0	(279)
U.S. Treasury 10-Year Note December Futures	12/2021	59	(7,765)	(12)	0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	273	(39,653)	512	0	(100)

Total Futures Contracts	$896	$0	$(403)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$89,700	$(2,196)	$8	$(2,188)	$29	$0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	114,000	(2,838)	95	(2,743)	53	0

$(5,034)	$103	$(4,931)	$82	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$(10)	$(10)	$1	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	(7)	(7)	0	0

$0	$(17)	$(17)	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(4)	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	$168,600	$52	$(106)	$(54)	$0	$(1)

Total Swap Agreements	$(4,982)	$(20)	$(5,002)	$83	$(1)

(g)

Securities with an aggregate market value of $2,535 and cash of $3,036 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

JPM	11/2021	$6,649	JPY	744,500	$41	$0
SCX	10/2021	EUR	17,816	$21,044	407	0
10/2021	$11,361	JPY	1,247,800	0	(150)
11/2021	EUR	17,816	$20,659	11	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

11/2021	$11,186	JPY	1,247,800	28	0

Total Forward Foreign Currency Contracts	$487	$(150)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	01/19/2022	87,100	$(101)	$(111)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	11,400	(12)	(1)

$(113)	$(112)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	$102.430	10/14/2021	400	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	4,900	(33)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	10,600	(50)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	2,000	(3)	(4)

$(87)	$(23)

Total Written Options	$(200)	$(135)

(i)

Securities with an aggregate market value of $61 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$273,178	$0	$273,178
Industrials	0	216,806	0	216,806
Utilities	0	38,389	0	38,389
Municipal Bonds & Notes
Illinois	0	485	0	485
U.S. Government Agencies	0	140,027	0	140,027
U.S. Treasury Obligations	0	965,188	0	965,188
Non-Agency Mortgage-Backed Securities	0	114,987	0	114,987
Asset-Backed Securities	0	157,874	0	157,874
Sovereign Issues	0	1,005	0	1,005
Preferred Securities
Banking & Finance	0	765	0	765
Short-Term Instruments
Repurchase Agreements	0	8,465	0	8,465

Total Investments	$0	$1,917,169	$0	$1,917,169

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	83	0	83
Over the counter	0	487	0	487

$0	$570	$0	$570
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(404)	0	(404)
Over the counter	0	(285)	0	(285)

$0	$(689)	$0	$(689)

Total Financial Derivative Instruments	$0	$(119)	$0	$(119)

Totals	$0	$1,917,050	$0	$1,917,050

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.2% ¤
CORPORATE BONDS & NOTES 47.7%
BANKING & FINANCE 29.6%
AerCap Ireland Capital DAC 3.500% due 05/26/2022	$1,200	$1,220
AIA Group Ltd. 3.125% due 03/13/2023	1,000	1,034
Allstate Corp. 0.762% (US0003M + 0.630%) due 03/29/2023 ~	300	302
Ally Financial, Inc. 4.125% due 02/13/2022	1,700	1,723
American Express Co. 0.736% (US0003M + 0.610%) due 08/01/2022 ~	400	402
American Tower Corp. 4.700% due 03/15/2022	1,766	1,800
Aozora Bank Ltd. 2.550% due 09/09/2022	800	813
Aviation Capital Group LLC 2.875% due 01/20/2022	1,375	1,382
Bank of America Corp. 0.740% (SOFRRATE + 0.690%) due 04/22/2025 ~	200	202
Bank of Nova Scotia 0.650% due 07/31/2024	1,000	999
Barclays PLC
1.555% (US0003M + 1.430%) due 02/15/2023 ~	400	402
1.744% (US0003M + 1.625%) due 01/10/2023 ~	1,900	1,906
Brixmor Operating Partnership LP 1.176% (US0003M + 1.050%) due 02/01/2022 ~	2,500	2,506
Citigroup, Inc.
0.719% (SOFRRATE + 0.669%) due 05/01/2025 ~(e)	500	505
1.678% due 05/15/2024 •	1,000	1,020
CNH Industrial Capital LLC 3.875% due 10/15/2021	1,830	1,832
Credit Suisse AG 0.440% (SOFRRATE + 0.390%) due 02/02/2024 ~	1,000	1,002
Credit Suisse Group AG 3.574% due 01/09/2023	800	807
DBS Group Holdings Ltd. 0.745% (US0003M + 0.620%) due 07/25/2022 ~	2,100	2,109
Deutsche Bank AG
4.250% due 10/14/2021	1,400	1,402
5.000% due 02/14/2022	300	305
European Investment Bank 0.340% (SOFRRATE + 0.290%) due 06/10/2022 ~	500	501
Goldman Sachs Group, Inc. 2.876% due 10/31/2022 •	1,888	1,891
ING Groep NV 1.282% (US0003M + 1.150%) due 03/29/2022 ~	600	603
International Lease Finance Corp. 8.625% due 01/15/2022	390	399
JPMorgan Chase & Co.
0.768% due 08/09/2025 •	800	797
1.355% (US0003M + 1.230%) due 10/24/2023 ~	1,256	1,272
Kilroy Realty LP 3.800% due 01/15/2023	600	621
Kookmin Bank 3.625% due 10/23/2021	600	601
Lloyds Banking Group PLC 1.326% due 06/15/2023 •	500	503
Mitsubishi UFJ Financial Group, Inc.
0.816% (US0003M + 0.700%) due 03/07/2022 ~	500	501
0.915% (US0003M + 0.790%) due 07/25/2022 ~	779	784
Mizuho Financial Group, Inc. 0.906% (US0003M + 0.790%) due 03/05/2023 ~	2,200	2,220
National Bank of Canada 0.550% due 11/15/2024 •	500	499
Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~	1,300	1,311
2.359% due 05/22/2024 •	400	411
NatWest Markets PLC 1.712% (US0003M + 1.400%) due 09/29/2022 ~	600	609
NongHyup Bank 0.875% due 07/28/2024	1,500	1,504

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NTT Finance Corp. 0.583% due 03/01/2024		500	499
ORIX Corp.
2.900% due 07/18/2022		500	510
3.200% due 01/19/2022		1,500	1,512
Royal Bank of Canada 0.494% (US0003M + 0.360%) due 01/17/2023 ~		547	550
Santander Holdings USA, Inc. 3.400% due 01/18/2023		1,700	1,758
Skandinaviska Enskilda Banken AB 0.759% (US0003M + 0.645%) due 12/12/2022 ~		500	503
SL Green Operating Partnership LP 3.250% due 10/15/2022		1,600	1,640
Standard Chartered PLC 1.214% due 03/23/2025 •		600	601
State Bank of India 4.000% due 01/24/2022		300	303
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024		1,000	997
0.874% (US0003M + 0.740%) due 01/17/2023 ~		345	348
Sumitomo Mitsui Trust Bank Ltd.
0.490% (SOFRRATE + 0.440%) due 09/16/2024 ~		1,000	1,003
0.850% due 03/25/2024		700	702
UBS Group AG 1.075% (US0003M + 0.950%) due 08/15/2023 ~		500	504
USAA Capital Corp. 1.500% due 05/01/2023		1,000	1,019

			51,149

INDUSTRIALS 15.7%
Amazon.com, Inc. 0.250% due 05/12/2023		500	501
Celgene Corp. 3.550% due 08/15/2022		1,500	1,540
Central Japan Railway Co. 2.800% due 02/23/2022		1,710	1,723
Cigna Corp. 0.613% due 03/15/2024		300	299
Danone S.A. 2.077% due 11/02/2021		2,155	2,155
Fresenius Medical Care U.S. Finance, Inc. 5.875% due 01/31/2022		2,158	2,196
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~		2,300	2,302
General Mills, Inc. 6.410% due 10/15/2022		200	212
Gilead Sciences, Inc. 0.652% (US0003M + 0.520%) due 09/29/2023 ~		600	600
Humana, Inc. 0.650% due 08/03/2023		400	400
Hyatt Hotels Corp. 3.120% (US0003M + 3.000%) due 09/01/2022 ~		1,000	1,001
Illumina, Inc. 0.550% due 03/23/2023		200	200
J M Smucker Co. 3.500% due 10/15/2021		1,390	1,391
JDE Peet's NV 0.800% due 09/24/2024		500	499
John Lewis PLC 6.125% due 01/21/2025	GBP	300	454
Kia Corp. 1.000% due 04/16/2024		$700	701
Komatsu Finance America, Inc. 2.437% due 09/11/2022		1,837	1,872
Kraft Heinz Foods Co. 0.948% (US0003M + 0.820%) due 08/10/2022 ~		400	400
Martin Marietta Materials, Inc. 0.650% due 07/15/2023		500	501
NXP BV 3.875% due 09/01/2022		1,700	1,751
Panasonic Corp. 2.536% due 07/19/2022		500	507
Quanta Services, Inc. 0.950% due 10/01/2024		100	100
Rogers Communications, Inc. 0.725% (US0003M + 0.600%) due 03/22/2022 ~		946	949
SK Broadband Co. Ltd. 3.875% due 08/13/2023		1,000	1,059
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	1,047
Smiths Group PLC 3.625% due 10/12/2022		2,183	2,255

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

VMware, Inc. 0.600% due 08/15/2023		600	601

			27,216

UTILITIES 2.4%
British Transco International Finance BV 0.000% due 11/04/2021 (c)		100	100
KT Corp. 2.625% due 08/07/2022		1,650	1,677
Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~		500	500
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		1,000	1,003
Southern Power Co. 0.900% due 01/15/2026		200	196
Verizon Communications, Inc. 1.234% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	1,000	730

			4,206

Total Corporate Bonds & Notes (Cost $82,408)			82,570

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California Municipal Finance Authority Revenue Notes, Series 2020 1.486% due 11/01/2022		$750	757

Total Municipal Bonds & Notes (Cost $750)			757

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.436% due 10/25/2058 •		1,157	1,166
0.446% due 08/25/2044 •		1,282	1,277
0.536% due 03/25/2049 - 11/25/2059 •		1,735	1,752
0.586% due 05/25/2046 - 11/25/2059 •		3,101	3,139
0.636% due 12/25/2059 •		3,801	3,867
Federal Home Loan Bank 1.050% due 08/13/2026		1,500	1,498
Freddie Mac
0.384% due 08/15/2040 •		1,482	1,491
0.484% due 09/15/2045 •		705	713
0.534% due 11/15/2044 •		1,969	1,971
0.536% due 09/25/2049 •		417	419
0.586% due 12/25/2049 •		1,610	1,622
0.684% due 01/15/2054 •		673	683
0.700% due 12/23/2025		4,000	3,974
Ginnie Mae 0.450% due 06/20/2051 •		1,485	1,483

Total U.S. Government Agencies (Cost $24,944)			25,055

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Gemgarto PLC 0.640% due 12/16/2067 •	GBP	476	645
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •		301	408
Hawksmoor Mortgages 1.100% due 05/25/2053 •		678	917
MFA Trust 1.381% due 04/25/2065 ~		$222	223
RESIMAC Premier 0.785% due 07/10/2052 •		412	413
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		431	430
Towd Point HE Trust 0.918% due 02/25/2063 ~		271	271
VASA Trust 0.984% due 07/15/2039 •		500	501

Total Non-Agency Mortgage-Backed Securities (Cost $3,828)			3,808

ASSET-BACKED SECURITIES 12.9%
American Money Management Corp. CLO Ltd. 0.991% due 04/17/2029 •		700	701
Apres Static CLO Ltd. 1.196% due 10/15/2028 •		420	421
Catamaran CLO Ltd. 1.224% due 01/18/2029 •		608	609
Dell Equipment Finance Trust 0.330% due 12/22/2026		500	500
Dryden Senior Loan Fund
1.026% due 10/15/2027 •		931	931
1.106% due 04/15/2028 •		400	400

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

1.146% due 04/15/2029 •		1,087	1,089
GMF Canada Leasing Trust 0.912% due 07/20/2023	CAD	917	725
Golden Credit Card Trust 0.434% due 10/15/2023 •		$500	500
KVK CLO Ltd. 1.033% due 01/14/2028 •		135	135
MP CLO Ltd. 1.024% due 10/18/2028 •		695	696
Nassau Ltd. 1.276% due 10/15/2029 •		500	500
Navient Private Education Loan Trust
1.084% due 04/15/2069 •		400	404
1.334% due 02/15/2029 •		383	385
2.650% due 12/15/2028		56	57
Navient Private Education Refi Loan Trust 1.310% due 01/15/2069		319	322
Navient Student Loan Trust 1.136% due 06/25/2065 •		114	114
OCP CLO Ltd. 1.254% due 07/20/2029 •		600	601
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024		304	306
OZLM Ltd. 1.179% due 04/30/2027 •		243	244
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)		800	800
0.971% due 07/20/2029 •		700	699
PRET LLC 1.868% due 07/25/2051 þ		493	493
Santander Retail Auto Lease Trust 0.290% due 04/22/2024		500	500
SMB Private Education Loan Trust
1.390% due 01/15/2053		1,132	1,131
2.750% due 07/15/2027		39	39
SoFi Professional Loan Program LLC
0.686% due 07/25/2040 •		460	460
0.786% due 03/26/2040 •		916	917
1.036% due 01/25/2039 •		349	351
1.186% due 10/27/2036 •		262	263
2.630% due 07/25/2040		133	135
Sound Point CLO Ltd. 1.184% due 10/20/2028 •		445	446
Tesla Auto Lease Trust
0.360% due 09/22/2025		1,000	1,000
0.550% due 05/22/2023		521	522
2.130% due 04/20/2022		175	175
2.200% due 11/21/2022		1,000	1,016
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		512	537
Tricolor Auto Securitization Trust 0.740% due 04/15/2024		904	904
Trillium Credit Card Trust 0.456% due 12/26/2024 •		580	580
Venture CLO Ltd. 1.151% due 08/28/2029 •		500	500
Voya CLO Ltd. 1.034% due 07/20/2029 •		962	961
Wellfleet CLO Ltd. 0.980% due 07/20/2029 •		200	200

Total Asset-Backed Securities (Cost $22,243)			22,269

SOVEREIGN ISSUES 2.4%
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	5,200	1,613
0.750% due 07/31/2022		1,000	312
Korea Development Bank 0.863% (US0003M + 0.725%) due 07/06/2022 ~		$2,190	2,200

Total Sovereign Issues (Cost $4,103)			4,125

SHORT-TERM INSTRUMENTS 20.1%
REPURCHASE AGREEMENTS (f) 8.5%			14,800

ISRAEL TREASURY BILLS 0.9%
(0.016)% due 11/30/2021 (c)(d)	ILS	4,900	1,520

JAPAN TREASURY BILLS 5.8%
(0.115)% due 10/04/2021 - 12/20/2021 (b)(c)	JPY	1,117,000	10,037

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

U.S. TREASURY BILLS 2.9%
0.030% due 10/05/2021 (c)(d)	$5,100	5,100

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.035% due 01/25/2022 (c)(d)	3,400	3,400

Total Short-Term Instruments (Cost $35,016)		34,857

Total Investments in Securities (Cost $173,292)		173,442

Total Investments 100.2% (Cost $173,292)		$173,442
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $0)		185
Other Assets and Liabilities, net (0.3)%		(519)

Net Assets 100.0%		$173,108

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	0.719%	05/01/2025	04/27/2021	$500	$505	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	09/30/2021	10/01/2021	$14,800	U.S. Treasury Notes 0.375% due 04/30/2025	$(15,116)	$14,800	$14,800

Total Repurchase Agreements	$(15,116)	$14,800	$14,800

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	JPY	80,000	$726	$7	$0
10/2021	$2,453	GBP	1,814	0	(9)
11/2021	GBP	1,815	$2,454	9	0
BPS	10/2021	AUD	1,009	741	11	0
BRC	10/2021	JPY	175,000	1,598	26	0
CBK	11/2021	ILS	10,102	3,109	0	(25)
12/2021	JPY	422,000	3,854	60	0
GLM	08/2022	ILS	1,007	314	0	0
HUS	10/2021	CAD	951	755	4	0
10/2021	GBP	117	159	1	0
MYI	10/2021	CAD	52	41	0	0
RYL	10/2021	JPY	400,000	3,652	58	0
SCX	10/2021	GBP	1,698	2,326	39	0
12/2021	JPY	40,000	364	4	0

Total Forward Foreign Currency Contracts	$219	$(34)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$51,149	$0	$51,149
Industrials	0	27,216	0	27,216
Utilities	0	4,206	0	4,206
Municipal Bonds & Notes

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

California	0	757	0	757
U.S. Government Agencies	0	25,055	0	25,055
Non-Agency Mortgage-Backed Securities	0	3,808	0	3,808
Asset-Backed Securities	0	22,269	0	22,269
Sovereign Issues	0	4,125	0	4,125
Short-Term Instruments
Repurchase Agreements	0	14,800	0	14,800
Israel Treasury Bills	0	1,520	0	1,520
Japan Treasury Bills	0	10,037	0	10,037
U.S. Treasury Bills	0	5,100	0	5,100
U.S. Treasury Cash Management Bills	0	3,400	0	3,400

Total Investments	$0	$173,442	$0	$173,442

Financial Derivative Instruments - Assets
Over the counter	$0	$219	$0	$219

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(34)	$0	$(34)

Total Financial Derivative Instruments	$0	$185	$0	$185

Totals	$0	$173,627	$0	$173,627

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
CORPORATE BONDS & NOTES 55.1%
BANKING & FINANCE 33.4%
Abu Dhabi Commercial Bank PJSC 2.750% due 10/05/2021	$3,400	$3,403
AerCap Ireland Capital DAC
3.300% due 01/23/2023	2,850	2,937
3.500% due 05/26/2022	21,392	21,752
3.950% due 02/01/2022	550	555
4.450% due 12/16/2021	1,000	1,005
AIA Group Ltd. 3.125% due 03/13/2023	11,960	12,372
Ally Financial, Inc.
4.125% due 02/13/2022	6,855	6,947
4.625% due 05/19/2022	11,699	12,004
American Express Co.
0.736% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,263
0.751% (US0003M + 0.620%) due 05/20/2022 ~	37,000	37,126
American Honda Finance Corp.
0.406% (US0003M + 0.290%) due 12/10/2021 ~	33,000	33,023
0.575% (US0003M + 0.450%) due 02/15/2022 ~	29,600	29,648
0.672% (US0003M + 0.540%) due 06/27/2022 ~	79,300	79,634
American Tower Corp. 4.700% due 03/15/2022	5,500	5,606
Asian Development Bank 0.126% (US0003M + 0.010%) due 12/15/2021 ~	25,000	25,002
Athene Global Funding
1.360% (US0003M + 1.230%) due 07/01/2022 ~	84,859	85,541
4.000% due 01/25/2022	6,380	6,455
Aviation Capital Group LLC
2.875% due 01/20/2022	3,300	3,317
3.875% due 05/01/2023	4,785	4,994
Bank of America Corp.
0.740% (SOFRRATE + 0.690%) due 04/22/2025 ~	37,879	38,260
0.780% due 10/24/2024 •	62,700	63,301
0.906% (US0003M + 0.790%) due 03/05/2024 ~	35,700	36,020
1.125% (US0003M + 1.000%) due 04/24/2023 ~	7,065	7,104
Bank of Nova Scotia
0.430% (SOFRRATE + 0.380%) due 07/31/2024 ~	14,100	14,141
0.660% (SOFRRATE + 0.610%) due 09/15/2026 ~	27,800	27,904
Banque Federative du Credit Mutuel S.A. 0.650% due 02/27/2024	27,200	27,167
Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~	39,482	40,173
1.555% (US0003M + 1.430%) due 02/15/2023 ~	52,332	52,579
1.744% (US0003M + 1.625%) due 01/10/2023 ~	10,497	10,533
4.610% due 02/15/2023 •	14,741	14,967
BNP Paribas S.A. 1.356% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,076
Canadian Imperial Bank of Commerce 0.450% (SOFRRATE + 0.400%) due 12/14/2023 ~	19,700	19,761
Caterpillar Financial Services Corp. 0.635% (US0003M + 0.510%) due 05/15/2023 ~	6,100	6,142
Charles Schwab Corp. 0.570% (SOFRRATE + 0.520%) due 05/13/2026 ~	14,400	14,509
Citigroup, Inc.
0.719% (SOFRRATE + 0.669%) due 05/01/2025 ~(g)	28,400	28,672
1.075% (US0003M + 0.950%) due 07/24/2023 ~	23,552	23,702
1.143% (US0003M + 1.023%) due 06/01/2024 ~	53,800	54,532
1.224% (US0003M + 1.100%) due 05/17/2024 ~	8,724	8,860
1.550% (US0003M + 1.430%) due 09/01/2023 ~	63,382	64,123
CK Hutchison International Ltd.
1.875% due 10/03/2021	1,450	1,450
2.875% due 04/05/2022	3,497	3,540
CNH Industrial Capital LLC
3.875% due 10/15/2021	11,700	11,713
4.375% due 04/05/2022	2,316	2,360
Credit Suisse AG
0.430% (SOFRRATE + 0.380%) due 08/09/2023 ~	29,300	29,401
0.440% (SOFRRATE + 0.390%) due 02/02/2024 ~	62,400	62,539
1.000% due 05/05/2023	18,500	18,675
Credit Suisse Group AG
1.354% (US0003M + 1.240%) due 06/12/2024 ~	5,000	5,078

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

3.574% due 01/09/2023	28,571	28,807
Danske Bank A/S
1.171% due 12/08/2023 •	70,629	70,980
1.174% (US0003M + 1.060%) due 09/12/2023 ~	8,750	8,854
3.875% due 09/12/2023	17,889	18,933
5.000% due 01/12/2023 •	9,771	9,885
5.375% due 01/12/2024	21,570	23,678
DBS Group Holdings Ltd. 0.745% (US0003M + 0.620%) due 07/25/2022 ~	119,068	119,585
Deutsche Bank AG
3.950% due 02/27/2023	11,900	12,439
4.250% due 10/14/2021	10,000	10,011
5.000% due 02/14/2022	3,105	3,156
DNB Bank ASA 0.740% (US0003M + 0.620%) due 12/02/2022 ~	71,300	71,726
First Abu Dhabi Bank PJSC
0.975% (US0003M + 0.850%) due 08/08/2023 ~	9,000	9,053
1.076% (US0003M + 0.950%) due 04/16/2022 ~	11,900	11,941
GA Global Funding Trust
0.550% (SOFRRATE + 0.500%) due 09/13/2024 ~	9,670	9,713
1.000% due 04/08/2024	63,200	63,487
General Motors Financial Co., Inc.
1.222% (US0003M + 1.100%) due 11/06/2021 ~	50,442	50,486
1.442% (US0003M + 1.310%) due 06/30/2022 ~	3,894	3,924
1.683% (US0003M + 1.550%) due 01/14/2022 ~	22,067	22,149
3.150% due 06/30/2022	3,500	3,563
3.450% due 01/14/2022	5,185	5,216
3.450% due 04/10/2022	3,000	3,032
3.550% due 07/08/2022	33,048	33,839
4.200% due 11/06/2021	8,194	8,223
Goldman Sachs Group, Inc.
0.480% due 03/08/2023 •	38,000	38,034
0.590% due 11/17/2023 •	42,600	42,748
0.881% (US0003M + 0.750%) due 02/23/2023 ~	23,015	23,203
0.909% (US0003M + 0.780%) due 10/31/2022 ~	39,864	39,885
2.876% due 10/31/2022 •	17,397	17,427
Hana Bank
0.831% (US0003M + 0.700%) due 10/02/2022 ~	38,200	38,347
0.846% (US0003M + 0.700%) due 10/02/2022 ~	12,830	12,879
0.914% (US0003M + 0.800%) due 03/13/2023 ~	9,800	9,860
0.925% (US0003M + 0.800%) due 07/26/2023 ~	3,000	3,024
0.991% (US0003M + 0.875%) due 09/14/2022 ~	21,100	21,218
3.375% due 01/30/2022	15,665	15,813
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,300	1,316
3.350% due 02/15/2023	4,500	4,648
4.050% due 02/04/2022	8,500	8,604
HSBC Holdings PLC
1.125% (US0003M + 1.000%) due 05/18/2024 ~	173,085	175,212
1.344% (US0003M + 1.230%) due 03/11/2025 ~	2,300	2,347
Hutchison Whampoa International Ltd.
3.250% due 11/08/2022	19,000	19,572
4.625% due 01/13/2022	16,510	16,698
Hyundai Capital Services, Inc.
0.750% due 09/15/2023	9,000	8,994
3.000% due 03/06/2022	27,036	27,315
3.000% due 08/29/2022	17,600	17,991
ING Groep NV
1.130% (US0003M + 1.000%) due 10/02/2023 ~	35,489	36,039
1.282% (US0003M + 1.150%) due 03/29/2022 ~	22,917	23,049
International Bank for Reconstruction & Development
0.180% due 01/13/2023 •	62,000	62,048
0.650% due 02/10/2026	70,100	69,311
Jackson National Life Global Funding
0.650% (SOFRRATE + 0.600%) due 01/06/2023 ~	34,962	35,186
0.862% (US0003M + 0.730%) due 06/27/2022 ~	22,670	22,792
John Deere Capital Corp. 0.595% (US0003M + 0.480%) due 09/08/2022 ~	10,146	10,190
JPMorgan Chase & Co.
0.630% (SOFRRATE + 0.580%) due 03/16/2024 ~	25,746	25,845
0.868% (US0003M + 0.730%) due 04/23/2024 ~	32,400	32,698
1.025% (US0003M + 0.900%) due 04/25/2023 ~	18,646	18,789
1.028% (US0003M + 0.890%) due 07/23/2024 ~	8,879	8,998
1.355% (US0003M + 1.230%) due 10/24/2023 ~	56,375	57,109
Kookmin Bank 3.625% due 10/23/2021	10,560	10,577
KSA Sukuk Ltd. 2.894% due 04/20/2022	25,000	25,331
Landwirtschaftliche Rentenbank 0.159% (US0003M + 0.040%) due 01/12/2022 ~	28,500	28,505
Lloyds Bank PLC 3.375% due 11/15/2021	14,500	14,560
Lloyds Banking Group PLC 1.326% due 06/15/2023 •	10,000	10,065

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

MDGH - GMTN BV 5.500% due 03/01/2022	6,500	6,637
MET Tower Global Funding 0.600% due 01/17/2023 •	52,800	53,094
Metropolitan Life Global Funding 0.370% (SOFRRATE + 0.320%) due 01/07/2024 ~	2,806	2,817
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	948	966
3.406% due 02/28/2022	3,000	3,029
3.559% due 02/28/2024	9,300	9,829
Mitsubishi UFJ Financial Group, Inc.
0.816% (US0003M + 0.700%) due 03/07/2022 ~	13,600	13,640
0.860% (US0003M + 0.740%) due 03/02/2023 ~	47,975	48,407
0.915% (US0003M + 0.790%) due 07/25/2022 ~	63,672	64,064
0.985% (US0003M + 0.860%) due 07/26/2023 ~	33,300	33,744
Mizuho Financial Group, Inc.
0.725% (US0003M + 0.610%) due 09/08/2024 ~	41,300	41,543
0.759% (US0003M + 0.630%) due 05/25/2024 ~	73,310	73,805
0.964% (US0003M + 0.850%) due 09/13/2023 ~	24,320	24,479
0.966% (US0003M + 0.840%) due 07/16/2023 ~	38,227	38,438
1.109% (US0003M + 0.990%) due 07/10/2024 ~	29,300	29,693
Morgan Stanley
0.731% due 04/05/2024 •	18,500	18,566
1.345% (US0003M + 1.220%) due 05/08/2024 ~	9,321	9,476
1.525% (US0003M + 1.400%) due 10/24/2023 ~	131,857	133,643
Nationwide Building Society 0.550% due 01/22/2024	37,000	36,880
Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~	175,624	177,080
1.682% (US0003M + 1.550%) due 06/25/2024 ~	7,500	7,658
Nissan Motor Acceptance Co. LLC
0.755% (US0003M + 0.640%) due 03/08/2024 ~	27,100	27,178
0.779% (US0003M + 0.650%) due 07/13/2022 ~	22,265	22,297
0.822% due 09/28/2022 •	13,072	13,102
1.019% (US0003M + 0.890%) due 01/13/2022 ~	43,039	43,112
2.650% due 07/13/2022	17,933	18,208
2.800% due 01/13/2022	16,400	16,506
NongHyup Bank 0.875% due 07/28/2024	12,100	12,129
NTT Finance Corp. 0.373% due 03/03/2023	34,000	34,035
ORIX Corp. 3.200% due 01/19/2022	13,800	13,908
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023	4,500	4,703
PNC Bank N.A. 0.453% (US0003M + 0.325%) due 02/24/2023 ~	68,100	68,198
QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~	48,350	48,562
1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	22,500	22,579
1.438% (US0003M + 1.320%) due 12/06/2021 ~(g)	8,400	8,404
Royal Bank of Canada
0.350% (SOFRRATE + 0.300%) due 01/19/2024 ~	32,900	33,000
0.494% (US0003M + 0.360%) due 01/17/2023 ~	35,100	35,261
0.500% (SOFRRATE + 0.450%) due 10/26/2023 ~	24,400	24,551
0.600% (US0003M + 0.470%) due 04/29/2022 ~	36,100	36,198
Santander Holdings USA, Inc.
3.400% due 01/18/2023	42,216	43,667
4.450% due 12/03/2021	1,500	1,505
Santander UK Group Holdings PLC 1.089% due 03/15/2025 •	35,000	35,070
Shinhan Bank Co. Ltd. 2.875% due 03/28/2022	1,369	1,384
Skandinaviska Enskilda Banken AB 0.759% (US0003M + 0.645%) due 12/12/2022 ~	60,500	60,916
Standard Chartered PLC
1.300% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	15,144
1.319% due 10/14/2023 •	5,400	5,435
4.247% due 01/20/2023 •	4,129	4,175
Sumitomo Mitsui Financial Group, Inc.
0.874% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,532
0.874% (US0003M + 0.740%) due 01/17/2023 ~	943	951
0.899% (US0003M + 0.780%) due 07/12/2022 ~	42,765	43,013
1.089% (US0003M + 0.970%) due 01/11/2022 ~(a)(e)	12,000	12,030
Sumitomo Mitsui Trust Bank Ltd.
0.490% (SOFRRATE + 0.440%) due 09/16/2024 ~	24,600	24,669
0.850% due 03/25/2024	56,000	56,149
Synchrony Bank 3.000% due 06/15/2022	26,808	27,250
Synchrony Financial 2.850% due 07/25/2022	24,575	25,025
Toronto-Dominion Bank 0.405% (SOFRRATE + 0.355%) due 03/04/2024 ~	36,500	36,638

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Toyota Motor Credit Corp.
0.340% due 09/13/2024 •	3,500	3,506
0.380% (SOFRRATE + 0.330%) due 01/11/2024 ~	25,262	25,365
0.428% (US0003M + 0.290%) due 10/07/2021 ~	3,200	3,200
0.524% due 05/17/2022 •	13,250	13,288
0.595% (US0003M + 0.480%) due 09/08/2022 ~	10,600	10,651
UBS AG
0.410% (SOFRRATE + 0.360%) due 02/09/2024 ~	30,000	30,118
0.500% (SOFRRATE + 0.450%) due 08/09/2024 ~	50,000	50,392
UBS Group AG
1.075% (US0003M + 0.950%) due 08/15/2023 ~	72,186	72,738
1.075% due 08/15/2023 •	2,600	2,620
Wells Fargo & Co. 1.359% (US0003M + 1.230%) due 10/31/2023 ~	167,791	169,919
Woori Bank 0.996% (US0003M + 0.870%) due 02/01/2023 ~	2,000	2,015

		4,806,557

INDUSTRIALS 14.5%
7-Eleven, Inc. 0.578% (US0003M + 0.450%) due 08/10/2022 ~	26,263	26,270
AbbVie, Inc.
0.587% (US0003M + 0.460%) due 11/19/2021 ~	35,100	35,123
0.781% (US0003M + 0.650%) due 11/21/2022 ~	41,690	41,964
3.450% due 03/15/2022	3,400	3,431
Apple, Inc. 0.477% (US0003M + 0.350%) due 05/11/2022 ~	100	100
BAT Capital Corp. 1.005% (US0003M + 0.880%) due 08/15/2022 ~	168,352	169,312
Bayer U.S. Finance LLC
1.126% (US0003M + 1.010%) due 12/15/2023 ~	29,253	29,653
3.000% due 10/08/2021	5,350	5,351
BMW Finance NV 0.913% (US0003M + 0.790%) due 08/12/2022 ~	32,000	32,224
BMW U.S. Capital LLC
0.430% (SOFRRATE + 0.380%) due 08/12/2024 ~	22,400	22,524
0.663% (US0003M + 0.530%) due 04/14/2022 ~	15,838	15,878
0.778% (US0003M + 0.640%) due 04/06/2022 ~	27,864	27,936
Boeing Co.
1.167% due 02/04/2023	40,610	40,702
1.433% due 02/04/2024	35,600	35,655
4.508% due 05/01/2023	92,405	97,646
BP Capital Markets America, Inc. 0.772% (US0003M + 0.650%) due 09/19/2022 ~	26,100	26,242
Bristol-Myers Squibb Co. 0.505% (US0003M + 0.380%) due 05/16/2022 ~	56,600	56,762
CenterPoint Energy Resources Corp. 0.620% (US0003M + 0.500%) due 03/02/2023 ~	30,300	30,305
Central Nippon Expressway Co. Ltd.
0.585% (US0003M + 0.460%) due 02/15/2022 ~	29,200	29,240
0.686% (US0003M + 0.560%) due 11/02/2021 ~	39,200	39,211
0.929% due 03/03/2022 •	78,760	78,980
2.567% due 11/02/2021	15,500	15,526
2.849% due 03/03/2022	300	303
Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~	34,317	35,300
4.464% due 07/23/2022	83,164	85,287
Cigna Corp.
0.613% due 03/15/2024	8,100	8,085
1.016% (US0003M + 0.890%) due 07/15/2023 ~	19,800	20,048
Comcast Corp. 0.585% (US0003M + 0.440%) due 10/01/2021 ~	109	109
Conagra Brands, Inc. 0.500% due 08/11/2023	8,800	8,802
DAE Funding LLC 5.250% due 11/15/2021	7,730	7,737
Daimler Finance North America LLC
0.791% (US0003M + 0.670%) due 11/05/2021 ~	67,200	67,243
0.964% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,233
1.011% (US0003M + 0.880%) due 02/22/2022 ~	41,432	41,574
1.025% (US0003M + 0.900%) due 02/15/2022 ~	85,475	85,749
2.200% due 10/30/2021	450	450
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	43,100	43,536
Enbridge, Inc.
0.550% due 10/04/2023 (a)	12,100	12,107
0.625% (US0003M + 0.500%) due 02/18/2022 ~	105,700	105,905
Energy Transfer LP
4.650% due 02/15/2022	5,812	5,900
5.875% due 03/01/2022	30,975	31,239
Entergy Louisiana LLC 0.950% due 10/01/2024 (a)	8,200	8,203

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Fidelity National Information Services, Inc. 0.375% due 03/01/2023	10,200	10,208
GATX Corp. 0.841% (US0003M + 0.720%) due 11/05/2021 ~	15,700	15,712
General Mills, Inc. 6.410% due 10/15/2022	21,400	22,697
Humana, Inc. 0.650% due 08/03/2023	33,000	33,023
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	11,900	11,900
Hyundai Capital America
0.800% due 04/03/2023	23,100	23,117
1.250% due 09/18/2023	275	277
2.375% due 02/10/2023	10,042	10,266
2.850% due 11/01/2022	15,699	16,078
3.000% due 06/20/2022	3,639	3,702
3.100% due 04/05/2022	5,961	6,038
3.250% due 09/20/2022	15,984	16,390
4.125% due 06/08/2023	970	1,023
5.750% due 04/06/2023	19,803	21,241
Illumina, Inc. 0.550% due 03/23/2023	21,500	21,506
Imperial Brands Finance PLC
3.500% due 02/11/2023	1,000	1,030
3.750% due 07/21/2022	42,150	42,983
Kia Corp.
1.000% due 04/16/2024	2,200	2,202
3.000% due 04/25/2023	28,065	29,094
Leidos, Inc. 2.950% due 05/15/2023	8,096	8,378
Lennar Corp.
4.750% due 11/15/2022	2,670	2,763
5.375% due 10/01/2022	7,500	7,866
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	21,520	21,564
NetApp, Inc. 3.250% due 12/15/2022	300	306
NXP BV 3.875% due 09/01/2022	8,300	8,548
Phillips 66 0.745% (US0003M + 0.620%) due 02/15/2024 ~	29,000	29,017
Pioneer Natural Resources Co. 0.550% due 05/15/2023	18,800	18,824
Rogers Communications, Inc. 0.725% (US0003M + 0.600%) due 03/22/2022 ~	72,630	72,846
Saudi Arabian Oil Co. 2.750% due 04/16/2022	3,495	3,539
SK Broadband Co. Ltd. 3.875% due 08/13/2023	1,497	1,586
Southern Natural Gas Co. LLC 0.625% due 04/28/2023	7,000	6,999
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	1,890	2,100
Verisk Analytics, Inc. 4.125% due 09/12/2022	489	506
VMware, Inc. 0.600% due 08/15/2023	19,300	19,330
Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	30,800	30,896
1.063% (US0003M + 0.940%) due 11/12/2021 ~	82,600	82,687
2.900% due 05/13/2022	40,755	41,397
4.000% due 11/12/2021	12,000	12,047

		2,090,531

UTILITIES 7.2%
American Electric Power Co., Inc. 0.606% (US0003M + 0.480%) due 11/01/2023 ~	163,600	163,708
AT&T, Inc. 1.015% (US0003M + 0.890%) due 02/15/2023 ~	74,811	75,502
Atmos Energy Corp.
0.496% (US0003M + 0.380%) due 03/09/2023 ~	95,600	95,614
0.625% due 03/09/2023	26,600	26,601
BG Energy Capital PLC 4.000% due 10/15/2021	1,441	1,443
BP Capital Markets PLC 0.772% (US0003M + 0.650%) due 09/19/2022 ~	1,000	1,005
British Transco International Finance BV 0.000% due 11/04/2021 (c)	13,580	13,582
Dominion Energy, Inc. 0.646% (US0003M + 0.530%) due 09/15/2023 ~	46,300	46,334
Duke Energy Corp. 0.764% (US0003M + 0.650%) due 03/11/2022 ~	66,900	67,067

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Duke Energy Progress LLC 0.305% (US0003M + 0.180%) due 02/18/2022 ~	4,900	4,900
KT Corp. 2.625% due 08/07/2022	14,340	14,579
Mississippi Power Co. 0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~	16,000	16,020
NextEra Energy Capital Holdings, Inc.
0.590% (SOFRRATE + 0.540%) due 03/01/2023 ~	28,500	28,630
0.849% (US0003M + 0.720%) due 02/25/2022 ~	3,900	3,910
Oklahoma Gas and Electric Co. 0.553% due 05/26/2023	14,000	14,000
Pacific Gas & Electric Co.
1.500% (US0003M + 1.375%) due 11/15/2021 ~	54,570	54,594
1.598% (US0003M + 1.480%) due 06/16/2022 ~	93,913	93,953
1.750% due 06/16/2022	44,200	44,134
4.250% due 08/01/2023	1,600	1,674
Southern California Edison Co.
0.389% (US0003M + 0.270%) due 12/03/2021 ~	35,800	35,805
0.400% (SOFRRATE + 0.350%) due 06/13/2022 ~	30,000	30,018
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	62,700	62,865
0.700% due 04/03/2023	27,400	27,474
0.700% due 08/01/2023	20,400	20,437
Southern California Gas Co. 0.466% (US0003M + 0.350%) due 09/14/2023 ~	9,700	9,704
Verizon Communications, Inc.
0.550% (SOFRRATE + 0.500%) due 03/22/2024 ~	20,360	20,553
1.225% (US0003M + 1.100%) due 05/15/2025 ~	56,931	58,536

		1,032,642

Total Corporate Bonds & Notes (Cost $7,909,518)		7,929,730

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2017 0.863% (US0001M + 0.780%) due 04/01/2047 ~	27,950	27,961

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.156% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,361

Total Municipal Bonds & Notes (Cost $35,300)		35,322

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
0.336% due 05/25/2037 •	16	16
0.384% due 01/25/2037 •	296	298
0.386% due 12/25/2045 •	2,467	2,490
0.396% due 06/25/2048 •	11,428	11,446
0.416% due 02/25/2037 - 08/25/2044 •	3,798	3,797
0.436% due 11/25/2036 •	64	65
0.446% due 08/25/2044 - 12/25/2048 •	46,449	46,411
0.484% due 08/25/2049 •	14,493	14,418
0.486% due 06/25/2026 •	100	100
0.487% due 04/18/2028 - 09/18/2031 •	497	499
0.496% due 09/25/2035 - 03/25/2060 •	32,892	33,066
0.506% due 03/25/2037 •	236	239
0.536% due 02/25/2038 - 06/25/2059 •	14,618	14,789
0.546% due 07/25/2046 - 08/25/2050 •	22,548	22,605
0.586% due 06/25/2031 - 11/25/2059 •	37,176	37,515
0.587% due 05/18/2032 •	96	97
0.596% due 07/25/2046 •	5,344	5,362
0.636% due 12/25/2059 •	3,455	3,515
0.637% due 03/18/2032 •	96	96
0.766% due 12/25/2037 •	367	376
0.786% due 05/25/2037 •	72	74
0.807% due 04/25/2023 •	181	181
0.836% due 03/25/2037 - 02/25/2040 •	72	75
0.866% due 02/25/2038 •	737	752
0.875% due 12/18/2026	116,600	115,355
0.936% due 07/25/2038 •	69	71
0.986% due 03/25/2032 •	18	19
2.000% due 12/25/2044	1,533	1,568
2.069% due 05/01/2038 •	318	337
2.329% due 01/01/2036 •	2,434	2,601
Federal Home Loan Bank
0.620% due 12/09/2024	72,000	71,936
0.625% due 11/27/2024	73,000	72,963
0.790% due 02/25/2026	50,000	49,709
0.900% due 03/03/2026	46,300	46,184
0.960% due 03/05/2026	204,000	203,808
1.000% due 03/23/2026	28,275	28,263

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

1.050% due 08/13/2026	133,500	133,304
1.100% due 08/20/2026	140,000	139,157
1.110% due 07/27/2026	46,000	46,012
Freddie Mac
0.334% due 11/15/2036 - 01/15/2040 •	20	20
0.404% due 02/15/2037 •	853	859
0.416% due 05/15/2038 •	2,789	2,808
0.426% due 05/15/2041 •	2,992	2,996
0.446% due 03/15/2037 - 03/15/2043 •	48,021	48,166
0.496% due 12/15/2042 - 11/15/2044 •	6,848	6,928
0.504% due 04/15/2041 •	239	241
0.516% due 06/15/2044 •	8,898	8,935
0.534% due 09/15/2048 - 04/15/2049 •	6,174	6,212
0.536% due 09/25/2049 •	15,176	15,283
0.546% due 12/15/2037 •	1,686	1,685
0.584% due 07/15/2039 •	32	33
0.586% due 12/25/2049 •	6,189	6,237
0.650% due 10/22/2025	129,000	128,109
0.800% due 10/27/2026 - 10/28/2026	67,200	66,371
1.000% due 01/15/2041 - 09/15/2044	111,829	111,621
2.316% due 09/01/2037 •	1,861	1,993
Ginnie Mae
0.290% due 06/20/2066 •	394	395
0.440% due 08/20/2065 •	20,956	20,975
0.450% due 06/20/2051 - 07/20/2051 •	277,495	276,808
0.486% due 06/20/2046 •	21,455	21,551
0.487% due 07/20/2049 •	9,409	9,472
0.490% due 10/20/2062 •	3,439	3,446
0.520% due 05/20/2063 •	712	707
0.537% due 03/20/2049 - 06/20/2049 •	25,702	25,912
0.560% due 06/20/2067 •	1,407	1,414
0.584% due 12/20/2068 •	7,685	7,649
0.590% due 03/20/2061 - 07/20/2067 •	6,796	6,822
0.640% due 04/20/2062 •	2,234	2,245
0.687% due 09/20/2040 •	4,318	4,362
0.690% due 05/20/2065 - 10/20/2065 •	11,433	11,518
0.707% due 05/20/2041 •	8,480	8,560
0.717% due 10/20/2040 •	7,892	7,966
0.737% due 05/20/2041 •	2,318	2,341
0.740% due 12/20/2064 - 10/20/2065 •	18,417	18,617
0.785% due 01/16/2040 •	3,076	3,124
0.787% due 04/20/2070 •	49,483	50,506
0.790% due 02/20/2062 •	3,476	3,503
0.827% due 02/20/2040 •	2,752	2,791
0.837% due 03/20/2040 •	7,478	7,590
0.840% due 12/20/2065 - 08/20/2066 •	10,255	10,383
0.857% due 04/20/2040 •	5,626	5,715
0.870% due 09/20/2066 •	1,604	1,624
0.887% due 03/20/2040 •	5,948	6,048
0.890% due 05/20/2066 - 07/20/2066 •	10,248	10,388
0.920% due 08/20/2066 •	986	1,001
1.010% due 07/20/2065 •	5,038	5,119
1.029% due 04/20/2067 •	1,705	1,727
1.031% due 06/20/2067 •	6,126	6,204
1.090% due 01/20/2066 •	4,697	4,792
1.140% due 02/20/2066 •	11,316	11,467
2.500% due 01/20/2049 - 10/20/2049	4,565	4,775
3.000% due 07/20/2046	858	876
6.000% due 12/15/2033	13	16
6.500% due 11/15/2033 - 09/15/2034	19	21
7.000% due 02/15/2024 - 07/15/2032	57	58
7.500% due 07/15/2024 - 06/15/2028	37	39

Total U.S. Government Agencies (Cost $2,087,757)		2,086,593

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
AREIT Trust
1.180% due 07/17/2026 «•(a)	30,000	29,998
1.184% due 09/14/2036 •	12,107	12,120
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	24,057	24,105
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •	2,312	2,314
BDS Ltd. 1.464% due 09/15/2035 •	23,404	23,474
Bear Stearns Adjustable Rate Mortgage Trust 2.489% due 08/25/2033 ~	357	375
Beneria Cowen & Pritzer Collateral Funding Corp. 0.883% due 06/15/2038 •	5,500	5,470
BFLD Trust 1.234% due 10/15/2035 •	12,000	12,077
BPCRE Ltd. 0.934% due 02/15/2037 •	5,486	5,487

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Brass PLC 0.825% due 11/16/2066 •	4,913	4,936
BX Commercial Mortgage Trust 0.834% due 11/15/2035 •	4,249	4,256
BXMT Ltd. 1.564% due 03/15/2037 •	57,900	58,178
CGRBS Commercial Mortgage Trust 3.369% due 03/13/2035	1,480	1,522
Credit Suisse Mortgage Capital Trust
1.084% due 07/15/2032 •	13,000	12,973
1.434% due 10/15/2037 •	8,700	8,741
CRSNT Commercial Mortgage Trust 0.910% due 04/15/2036 •	52,400	52,496
DBCG Mortgage Trust 0.784% due 06/15/2034 •	78,640	78,721
GCAT Trust 2.650% due 10/25/2068 ~	3,010	3,093
Gosforth Funding PLC 0.579% due 08/25/2060 •	5,281	5,289
GPMT Ltd. 1.337% due 07/16/2035 •	33,561	33,607
GS Mortgage Securities Corp. Trust 0.984% due 07/15/2031 •	7,500	7,505
GS Mortgage Securities Trust 3.648% due 01/10/2047	4,600	4,749
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	72,290	73,313
IMT Trust 0.784% due 06/15/2034 •	2,112	2,113
JP Morgan Chase Commercial Mortgage Securities Trust 1.084% due 09/15/2029 •	45,400	45,518
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	6,418	6,435
LoanCore Issuer Ltd. 0.964% due 07/15/2035 •	14,940	14,952
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.784% due 11/15/2031 •	460	472
MFA Trust
1.131% due 07/25/2060 ~	49,665	49,493
1.381% due 04/25/2065 ~	24,335	24,426
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	971	996
Natixis Commercial Mortgage Securities Trust 1.046% due 08/15/2038 •(a)	3,000	3,000
PFP Ltd.
0.934% due 04/14/2038 •	35,198	35,276
1.135% due 04/14/2037 •	19,130	19,135
Ready Capital Mortgage Financing LLC 1.086% due 04/25/2038 •	24,300	24,337
RESIMAC Premier 0.785% due 07/10/2052 •	10,308	10,315
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	10,275	10,272
Towd Point HE Trust 0.918% due 02/25/2063 ~	18,234	18,245
UBS-Barclays Commercial Mortgage Trust 0.873% due 04/10/2046 •	14,051	14,026
Verus Securitization Trust 0.820% due 10/25/2063 ~	16,614	16,616
VMC Finance LLC 1.187% due 06/16/2036 •	18,765	18,801
Wells Fargo Commercial Mortgage Trust
0.933% due 12/13/2031 •	5,400	5,359
1.134% due 07/15/2046 •	4,229	4,229
Wells Fargo-RBS Commercial Mortgage Trust 3.071% due 03/15/2045	24,174	24,709

Total Non-Agency Mortgage-Backed Securities (Cost $812,881)		813,524

ASSET-BACKED SECURITIES 13.9%
American Money Management Corp. CLO Ltd. 0.991% due 04/17/2029 •	22,300	22,328
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023	6,846	6,852
Anchorage Capital CLO Ltd. 1.176% due 07/15/2030 •	4,400	4,401
Apidos CLO
1.064% due 07/17/2030 •	15,800	15,801
1.090% due 07/18/2029 •	24,900	24,906
Arbor Realty Collateralized Loan Obligation Ltd. 1.184% due 05/15/2036 •	6,400	6,416
Arch Street CLO Ltd. 1.134% due 10/20/2028 •	19,826	19,831

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

ARI Fleet Lease Trust 0.564% due 11/15/2027 •	3,132	3,135
Arkansas Student Loan Authority 1.029% due 11/25/2043 •	416	418
Atlas Senior Loan Fund Ltd. 1.004% due 04/20/2028 •	2,318	2,319
BlueMountain CLO Ltd. 1.364% due 01/20/2029 •	1,586	1,588
Canadian Pacer Auto Receivables Trust 0.287% due 11/21/2022 •	1,060	1,060
Carlyle Global Market Strategies CLO Ltd. 1.075% due 08/14/2030 •	42,600	42,548
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •	10,000	10,001
CarMax Auto Owner Trust 0.490% due 06/15/2023	8,239	8,243
Catamaran CLO Ltd.
1.224% due 01/18/2029 •	11,384	11,399
1.482% due 04/22/2030 •	20,893	20,917
Chesapeake Funding LLC
0.454% due 08/15/2030 •	8,413	8,415
0.484% due 04/15/2031 •	6,509	6,512
0.564% due 09/15/2031 •	6,363	6,376
0.734% due 08/16/2032 •	12,601	12,665
0.870% due 08/16/2032	11,571	11,635
CIFC Funding Ltd.
0.985% due 10/25/2027 •	7,179	7,179
1.075% due 10/24/2030 •	40,000	40,020
CIT Mortgage Loan Trust 1.436% due 10/25/2037 •	9,813	9,905
Citibank Credit Card Issuance Trust 0.704% due 04/22/2026 •	6,000	6,070
Commonbond Student Loan Trust 0.936% due 05/25/2041 •	449	450
Crestline Denali CLO Ltd. 1.164% due 04/20/2030 •	23,900	23,903
Dryden Senior Loan Fund
1.026% due 10/15/2027 •	10,882	10,882
1.106% due 04/15/2028 •	4,800	4,801
1.146% due 04/15/2029 •	22,236	22,265
DT Auto Owner Trust
0.540% due 04/15/2024	1,055	1,056
1.140% due 01/16/2024	1,200	1,203
Edsouth Indenture LLC
0.816% due 04/25/2039 •	744	743
1.236% due 09/25/2040 •	107	108
Evergreen Credit Card Trust 0.454% due 10/16/2023 •	84,000	84,009
Flagship Credit Auto Trust
0.700% due 04/15/2025	2,313	2,319
1.490% due 07/15/2024	3,358	3,371
Ford Credit Floorplan Master Owner Trust
0.584% due 09/15/2025 •	47,700	48,046
0.684% due 09/15/2024 •	20,400	20,506
Galaxy CLO Ltd. 1.096% due 10/15/2030 •	6,900	6,909
Gallatin CLO Ltd. 1.426% (US0003M + 1.050%) due 07/15/2027 ~	6,485	6,507
Golden Credit Card Trust 0.434% due 10/15/2023 •	41,195	41,201
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •	195	195
KVK CLO Ltd. 1.033% due 01/14/2028 •	1,474	1,475
LCM LP
1.134% due 07/20/2030 •	800	800
1.174% due 10/20/2027 •	2,010	2,012
LMREC LLC 1.135% due 04/22/2037 •	14,000	14,001
Marathon CLO Ltd. 1.276% due 04/15/2029 •	24,300	24,343
Marlette Funding Trust
2.690% due 09/17/2029	95	96
3.130% due 07/16/2029	36	36
Master Credit Card Trust 0.574% due 07/21/2024 •	12,000	12,064
MMAF Equipment Finance LLC 2.330% due 12/08/2025	1,300	1,310
Mountain View CLO LLC
1.144% due 01/16/2031 •	16,500	16,500
1.216% due 10/16/2029 •	10,000	10,003
MP CLO Ltd. 1.024% due 10/18/2028 •	19,856	19,881

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Nassau Ltd.
1.276% due 10/15/2029 •	26,500	26,507
2.284% due 07/20/2029 •	10,000	10,010
Navient Private Education Loan Trust
1.084% due 04/15/2069 •	13,590	13,727
1.334% due 02/15/2029 •	996	1,001
Navient Private Education Refi Loan Trust
0.434% due 11/15/2068 •	468	468
1.310% due 01/15/2069	26,888	27,090
1.690% due 05/15/2069	13,876	14,022
3.130% due 02/15/2068	5,334	5,468
Navient Student Loan Trust
0.686% due 07/26/2066 •	5,858	5,874
0.836% due 07/26/2066 •	179	179
0.886% due 07/26/2066 •	7,000	7,048
1.136% due 12/27/2066 •	16,977	17,265
Nelnet Student Loan Trust
0.245% due 12/24/2035 •	3,402	3,357
0.686% due 03/25/2030 •	2,241	2,255
0.886% due 09/25/2065 •	15,072	15,068
0.886% due 08/25/2067 •	24,697	24,657
0.936% due 02/25/2066 •	10,789	10,897
Nissan Master Owner Trust Receivables 0.514% due 11/15/2023 •	64,900	64,926
Northstar Education Finance, Inc. 0.786% due 12/26/2031 •	568	571
OCP CLO Ltd. 0.945% due 10/26/2027 •	1,730	1,731
Oscar U.S. Funding LLC 0.390% due 08/12/2024	11,300	11,301
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024	1,631	1,643
OZLM Ltd. 1.155% due 05/16/2030 •	7,000	7,007
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •	1,376	1,378
Palmer Square Loan Funding Ltd.
0.925% due 10/15/2029 •(a)	21,700	21,700
0.931% due 02/20/2028 •	21,689	21,696
0.971% due 07/20/2029 •	65,300	65,163
0.981% due 08/20/2027 •	17,510	17,517
1.025% due 11/15/2026 •	2,743	2,744
1.025% due 10/24/2027 •	6,952	6,956
1.104% due 04/20/2027 •	1,091	1,091
PFS Financing Corp. 1.210% due 06/15/2024	16,800	16,911
PHEAA Student Loan Trust 1.036% due 11/25/2065 •	6,492	6,587
PRET LLC 1.868% due 07/25/2051 þ	5,517	5,520
Romark CLO Ltd. 1.168% due 10/23/2030 •	40,500	40,510
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	4,940	4,965
Santander Retail Auto Lease Trust 1.690% due 01/20/2023	3,202	3,212
Saranac Clo Ltd. 1.259% due 08/13/2031 •	16,400	16,400
SLC Student Loan Trust
0.226% due 03/15/2027 •	2,747	2,743
0.236% due 06/15/2029 •	11,444	11,422
SLM Student Loan Trust
0.215% due 01/26/2026 •	367	367
0.245% due 01/25/2027 •	8,971	8,953
0.265% due 10/25/2028 •	1,443	1,437
0.586% due 12/15/2027 •	6,853	6,855
0.666% due 12/15/2025 •	2,209	2,209
0.675% due 01/25/2028 •	332	332
0.736% due 12/27/2038 •	2,509	2,524
0.786% due 01/25/2029 •	2,855	2,811
1.625% due 04/25/2023 •	216	218
SMB Private Education Loan Trust
0.689% due 03/17/2053 •	10,400	10,426
0.984% due 09/15/2034 •	9,516	9,578
1.184% due 09/15/2034 •	4,370	4,396
1.184% due 07/15/2053 •	3,104	3,164
1.284% due 07/15/2027 •	1,442	1,445
1.290% due 07/15/2053	24,616	24,728
2.340% due 09/15/2034	5,597	5,698
2.490% due 06/15/2027	581	584
2.980% due 07/15/2027	1,345	1,355
SoFi Consumer Loan Program Trust 2.900% due 05/25/2028	346	346

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

SoFi Professional Loan Program LLC
0.436% due 02/25/2042 •	498	496
0.686% due 07/25/2040 •	708	709
0.786% due 03/26/2040 •	635	636
0.936% due 07/25/2039 •	836	837
1.036% due 01/25/2039 •	138	139
1.186% due 10/27/2036 •	1,879	1,886
1.386% due 02/25/2040 •	770	775
1.836% due 08/25/2036 •	761	765
2.360% due 12/27/2032	263	265
2.650% due 09/25/2040	2,380	2,427
2.740% due 05/25/2040	2,158	2,188
SoFi Professional Loan Program Trust
1.950% due 02/15/2046	21,956	22,327
2.060% due 05/15/2046	1,649	1,652
Sound Point CLO Ltd.
1.038% due 01/23/2029 •	8,800	8,803
1.105% due 07/25/2030 •	10,000	10,005
1.128% due 01/23/2029 •	22,853	22,858
1.184% due 10/20/2028 •	2,850	2,853
SP-Static CLO Ltd. 1.538% due 07/22/2028 •	17,484	17,507
Symphony CLO Ltd. 1.083% due 07/14/2026 •	11,001	11,016
Tesla Auto Lease Trust 2.130% due 04/20/2022	3,554	3,562
Towd Point Mortgage Trust
0.686% due 02/25/2057 •	1,548	1,549
1.086% due 10/25/2059 •	2,634	2,658
1.636% due 04/25/2060 ~	79,119	79,797
2.710% due 01/25/2060 ~	27,508	28,247
2.900% due 10/25/2059 ~	22,216	23,063
3.705% due 03/25/2058 ~	14,749	15,582
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	42,395
Trillium Credit Card Trust 0.456% due 12/26/2024 •	85,400	85,478
Upstart Securitization Trust 2.322% due 04/22/2030	950	955
Utah State Board of Regents
0.836% due 09/25/2056 •	8,549	8,559
0.836% due 01/25/2057 •	5,362	5,346
Venture CLO Ltd.
1.110% due 07/20/2030 •	34,400	34,401
1.151% due 08/28/2029 •	36,400	36,409
1.154% due 04/20/2029 •	43,966	43,984
1.184% due 07/20/2030 •	8,500	8,495
Vibrant CLO Ltd. 1.072% due 06/20/2029 •	14,000	14,004
Voya CLO Ltd.
1.034% due 07/20/2029 •	60,388	60,374
1.084% due 04/17/2030 •	30,500	30,502
1.091% due 10/15/2030 •	14,500	14,500
1.106% due 06/07/2030 •	10,000	10,002
Wellfleet CLO Ltd.
0.980% due 07/20/2029 •	19,700	19,701
1.024% due 04/20/2029 •	14,039	14,033
Westlake Automobile Receivables Trust 0.560% due 05/15/2024	8,664	8,676
WhiteHorse Ltd. 1.064% due 04/17/2027 •	108	108
Zais CLO Ltd. 1.276% due 04/15/2028 •	5,965	5,973

Total Asset-Backed Securities (Cost $2,001,843)		2,004,445

SOVEREIGN ISSUES 3.6%
Agence Francaise de Developpement EPIC 0.330% (US0003M + 0.210%) due 12/17/2021 ~	37,000	37,017
Caisse des Depots et Consignations 2.750% due 01/18/2022	34,400	34,688
Export Development Canada 0.520% due 05/26/2024	38,800	38,779
Export-Import Bank of India 1.131% (US0003M + 1.000%) due 08/21/2022 ~	31,468	31,624
Export-Import Bank of Korea
0.657% (US0003M + 0.525%) due 06/25/2022 ~	10,000	10,033
0.868% (US0003M + 0.740%) due 03/22/2023 ~	3,800	3,832
0.938% (US0003M + 0.800%) due 07/05/2022 ~	5,680	5,709
1.051% (US0003M + 0.925%) due 11/01/2022 ~	14,400	14,513
Korea Development Bank
0.606% (US0003M + 0.475%) due 10/01/2022 ~	3,900	3,914
0.829% (US0003M + 0.705%) due 02/27/2022 ~	34,980	35,062
0.863% (US0003M + 0.725%) due 07/06/2022 ~	11,195	11,246

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

0.929% (US0003M + 0.800%) due 10/30/2022 ~	5,100	5,136
Korea Expressway Corp.
0.729% (US0003M + 0.600%) due 11/25/2022 ~	58,800	58,859
0.765% (US0003M + 0.640%) due 07/25/2022 ~	9,000	9,029
Korea National Oil Corp. 1.001% (US0003M + 0.875%) due 07/16/2023 ~	7,400	7,475
Nederlandse Waterschapsbank NV 0.186% (US0003M + 0.070%) due 12/15/2021 ~	142,935	142,966
Saudi Government International Bond 2.375% due 10/26/2021	6,600	6,610
State of North Rhine-Westphalia 0.312% (US0003M + 0.180%) due 10/28/2021 ~	17,500	17,496
Svensk Exportkredit AB 0.234% (US0003M + 0.120%) due 12/13/2021 ~	21,000	21,006
Tokyo Metropolitan Government
0.750% due 07/16/2025	21,300	21,064
2.500% due 06/08/2022	1,600	1,620

Total Sovereign Issues (Cost $517,648)		517,678

SHORT-TERM INSTRUMENTS 7.5%
REPURCHASE AGREEMENTS (h) 4.8%		684,670

U.S. TREASURY BILLS 0.7%
0.043% due 01/06/2022 - 03/31/2022 (a)(b)(c)	102,800	102,778

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.040% due 01/11/2022 - 02/01/2022 (a)(b)(c)	290,700	290,676

Total Short-Term Instruments (Cost $1,078,115)		1,078,124

Total Investments in Securities (Cost $14,443,062)		14,465,416

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 0.060% (d)(e)(f)	7,175	7

Total Short-Term Instruments (Cost $7)		7

Total Investments in Affiliates (Cost $7)		7

Total Investments 100.4% (Cost $14,443,069)		$14,465,423
Other Assets and Liabilities, net (0.4)%		(61,394)

Net Assets 100.0%		$14,404,029

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $7 were out on loan in exchange for $7 of cash collateral as of September 30, 2021.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				0.719%	05/01/2025	04/272021	$28,400	$28,672	0.20%
QNB Finance Ltd.				1.438	12/06/2021	06/20/2019	8,407	8,404	0.06

							$36,807	$37,076	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	09/30/2021	10/01/2021	$324,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030		$(204,472)	$324,800	$324,801
					U.S. Treasury Notes 0.375% due 04/30/2025		(127,468)
	0.040	09/30/2021	10/01/2021	60,000	Ginnie Mae 2.500% due 04/20/2050		(62,080)	60,000	60,000
BSN	0.030	09/30/2021	10/01/2021	60,000	U.S. Treasury Bonds 3.000% due 11/15/2044		(61,263)	60,000	60,000
FICC	0.000	09/30/2021	10/01/2021	770	U.S. Treasury Notes 1.250% due 06/30/2028		(785)	770	770
IND	0.040	09/30/2021	10/01/2021	24,600	U.S. Treasury Bonds 2.750% due 08/15/2047		(25,074)	24,600	24,600
JPS	0.050	09/30/2021	10/05/2021	14,500	U.S. Treasury Bills 0.000% due 07/14/2022		(14,795)	14,500	14,500
SGY	0.030	09/30/2021	10/01/2021	200,000	U.S. Treasury Notes 0.250% due 06/15/2023		(204,116)	200,000	200,000

Total Repurchase Agreements							$(700,053)	$684,670	$684,671

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(41,087) at a weighted average interest rate of 0.080%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$4,806,557	$0	$4,806,557
Industrials					0	2,090,531	0	2,090,531
Utilities					0	1,032,642	0	1,032,642
Municipal Bonds & Notes
California					0	27,961	0	27,961
Washington					0	7,361	0	7,361
U.S. Government Agencies					0	2,086,593	0	2,086,593
Non-Agency Mortgage-Backed Securities					3,000	780,526	29,998	813,524
Asset-Backed Securities					0	2,004,445	0	2,004,445

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Sovereign Issues	0	517,678	0	517,678
Short-Term Instruments
Repurchase Agreements	0	684,670	0	684,670
U.S. Treasury Bills	0	102,778	0	102,778
U.S. Treasury Cash Management Bills	0	290,676	0	290,676

	$3,000	$14,432,418	$29,998	$14,465,416
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	7	0	0	7

Total Investments	$3,007	$14,432,418	$29,998	$14,465,423

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.0% ¤
MUNICIPAL BONDS & NOTES 86.8%
ALABAMA 1.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$700	$855
4.000% due 10/01/2052	4,000	4,580
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,220
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,250	4,301
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2030	550	730
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,407

		13,093

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,650	3,318

ARIZONA 1.3%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,850
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,435
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	459
Tempe, Arizona Certificates of Participation Notes, Series 2021 1.951% due 07/01/2031	3,000	2,948

		8,692

CALIFORNIA 3.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.500% (MUNIPSA) due 04/01/2056 ~	2,000	2,023
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,000	3,639
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	2,075
4.000% due 04/01/2037	1,250	1,472
5.000% due 04/01/2032	700	905
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,254
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	751
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2034	1,750	2,128
California State General Obligation Bonds, Series 2021 4.000% due 10/01/2033	1,000	1,224
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 2.746% due 06/01/2034 (a)	3,000	3,041
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,571
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,086

		21,169

COLORADO 1.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,827
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,959
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	1,074
5.000% due 11/15/2049	1,500	1,817
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,673
E-470 Public Highway Authority, Colorado Revenue Notes, Series 2020 5.000% due 09/01/2028	1,050	1,324

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	1,087

		11,761

CONNECTICUT 4.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,776
5.000% due 08/15/2027	3,000	3,681
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	4,568
5.000% due 05/01/2032	1,380	1,793
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,722
5.000% due 10/01/2033	1,020	1,281
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,601
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	2,138
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,488
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,323
Metropolitan District, Connecticut General Obligation Bonds, Series 2019 5.000% due 07/15/2030	2,000	2,565

		29,936

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2040	1,500	1,512

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,353

FLORIDA 4.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,047
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	567
5.000% due 07/01/2031	900	1,128
Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	1,000	1,223
5.000% due 11/15/2032	800	1,074
Florida Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 10/01/2031	3,000	3,999
Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2028	1,000	1,265
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	1,000	1,000
JEA Electric System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	3,505	4,480
JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 5.000% due 10/01/2035	1,150	1,478
JEA Water & Sewer System, Florida Revenue Bonds, Series 2021 5.000% due 10/01/2032	1,410	1,899
JEA Water & Sewer System, Florida Revenue Notes, Series 2021 5.000% due 10/01/2031	1,000	1,356
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016 5.000% due 10/01/2026	505	600
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,131
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,505
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (c)	275	256
0.000% due 10/01/2028 (c)	475	422
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,342
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,580
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	2,250	2,275
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (c)	200	147
5.000% due 07/01/2031	350	451

		33,225

GEORGIA 3.9%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2025	500	506

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,178
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	2,065
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	4,069
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	729
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,285
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	850
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	3,000	3,545
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,524
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	3,104
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,484
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2027	335	407
5.000% due 01/01/2028	400	497
5.000% due 01/01/2029	450	571
5.000% due 01/01/2031	360	462
5.000% due 01/01/2032	285	362
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,248
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	175	215
5.000% due 01/01/2029	165	206

		26,307

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	827

HAWAII 0.3%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,339

ILLINOIS 8.9%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	7,141
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2028	2,000	2,508
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,536
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	2,272
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,261
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	4,000	4,123
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,124
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	2,125
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	2,269
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,036
5.000% due 08/01/2023	2,590	2,804
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	3,023
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	2,300	2,681
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2024	1,000	1,107
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,608
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	3,172
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,858
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2035 (a)(c)	1,500	1,067
0.000% due 06/15/2036 (a)(c)	500	349
0.000% due 12/15/2037 (a)(c)	1,000	665
Northern Illinois University Revenue Notes, (BAM Insured), Series 2021
5.000% due 10/01/2028	325	405
5.000% due 10/01/2029	300	381

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,186
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,393
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	5,570

		60,664

INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	4,500	4,743
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,882
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	363
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,636

		8,624

KANSAS 0.3%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	1,500	1,998

KENTUCKY 1.3%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	2,162
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	3,431
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 5.000% due 11/01/2031	2,500	3,120

		8,713

LOUISIANA 1.5%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	3,098
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	1,045
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	900	929
2.125% due 06/01/2037	2,800	2,893
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2035 (a)	2,250	2,606

		10,571

MAINE 0.1%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	368
5.000% due 01/01/2029	225	282
5.000% due 01/01/2030	270	343

		993

MARYLAND 1.1%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,696
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	2,500	3,010
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2036	200	233
5.000% due 06/01/2033	445	571
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	453
Maryland State Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2030	1,250	1,656

		7,619

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,159
Massachusetts Bay Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2028	1,000	1,270
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,868
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,751
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,225

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

University of Massachusetts Building Authority Revenue Notes, Series 2021 5.000% due 11/01/2029	2,700	3,534

		12,807

MICHIGAN 2.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,365
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.697% (US0003M) due 07/01/2032 ~	3,000	3,004
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,391
Michigan Finance Authority Revenue Notes, Series 2021 3.000% due 08/22/2022	2,585	2,650
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,869

		14,279

MINNESOTA 0.2%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,212

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,567

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 5.000% due 07/01/2032	1,200	1,600
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 5.000% due 07/01/2031	1,500	2,013
Kansas City, Missouri Water Revenue Bonds, Series 2020 4.000% due 12/01/2034	1,000	1,218

		4,831

NEBRASKA 1.2%
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	4,500	4,515
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,231
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,174

		7,920

NEVADA 0.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,706

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,177
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	294
4.000% due 01/01/2027	250	281

		1,752

NEW JERSEY 3.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,030
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.600% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,040
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	592
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	3,500	4,209
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,036
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	2,000	2,439
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2035	2,250	2,657
4.000% due 06/15/2036	1,000	1,177
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,033
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,717
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,180

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

5.000% due 06/01/2028	2,000	2,513

		23,623

NEW MEXICO 1.0%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,528
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,449

		6,977

NEW YORK 13.4%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,028
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	1,400	1,444
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,295	1,297
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,438
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	1,000	1,214
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	805	839
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,695	1,799
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,194
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,618
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,711
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,429
5.000% due 01/01/2029	1,250	1,587
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,985
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,640
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031	5,000	6,619
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,715
New York City Water & Sewer System, New York Revenue Notes, Series 2021 5.000% due 06/15/2031	3,500	4,715
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,907
New York City, New York Water & Sewer System Revenue Bonds, Series 2015 5.000% due 06/15/2039	5,000	5,764
New York City, New York Water & Sewer System Revenue Notes, Series 2021 5.000% due 06/15/2028	2,500	3,052
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	428
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,792
5.000% due 01/15/2032	500	617
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,777
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2035	6,500	7,791
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2030	6,000	7,894
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,461
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,278
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 5.000% due 12/01/2043	2,000	2,531
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2050	3,000	3,588
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,510
5.000% due 06/01/2027	2,800	3,418

		91,080

NORTH CAROLINA 1.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,500	3,360
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,718
5.000% due 10/01/2027	1,120	1,169

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

North Carolina State Revenue Notes, Series 2021 5.000% due 03/01/2031	1,150	1,525
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	279

		8,051

OHIO 3.6%
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,943
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	800	814
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	3,500	3,895
5.000% due 06/01/2033	1,650	2,094
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,499
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,291
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,319
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	909
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	143
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	3,357
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,284
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,624
University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,290

		24,462

OKLAHOMA 0.2%
Oklahoma Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	1,000	1,163

OREGON 0.9%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2032	600	774
5.000% due 08/15/2034	1,250	1,602
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2027	500	618
5.000% due 06/15/2028	700	887
5.000% due 06/15/2029	800	1,037
5.000% due 06/15/2030	925	1,222

		6,140

PENNSYLVANIA 3.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,644
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,737
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2020 5.000% due 06/01/2030	2,120	2,759
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,448
Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,802
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	950
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	5,402
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,689
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,004
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	394
5.000% due 08/15/2031	300	347
5.000% due 08/15/2033	1,000	1,153
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,517
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2025	650	741
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	874
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,166

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	550	630

		26,257

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,271

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	8,437

SOUTH CAROLINA 0.4%
South Carolina Public Service Authority Revenue Bonds, Series 2021 4.000% due 12/01/2033	2,000	2,432

SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	1,052
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	1,048

		2,100

TENNESSEE 1.1%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,691
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,576
5.250% due 09/01/2026	1,745	2,073

		7,340

TEXAS 6.1%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021
4.000% due 02/15/2028	300	355
4.000% due 02/15/2030	305	371
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2032	110	144
Central Texas Regional Mobility Authority Revenue Notes, Series 2021
5.000% due 01/01/2027	3,000	3,505
5.000% due 01/01/2030	205	265
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,481
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,048
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2027	350	435
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,189
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	570
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 0.710% (US0001M) due 11/15/2046 ~	1,000	1,004
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 5.000% due 10/01/2051	5,000	6,716
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	4,130
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,793
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2033	1,250	1,582
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,387
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 5.000% due 02/15/2024	1,165	1,186
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,042
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021 5.000% due 12/15/2026	1,250	1,508
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,635	1,901
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.528% (US0003M) due 12/15/2026 ~	2,500	2,500
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	319
5.000% due 10/15/2030	3,010	3,829

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	521

		41,781

UTAH 0.2%
University of Utah Revenue Bonds, Series 2020 5.000% due 08/01/2033	1,000	1,309

VIRGINIA 0.6%
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,810

WASHINGTON 3.0%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,825
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2033	2,000	2,617
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	611
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,515
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	584
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042 (a)	2,000	2,438
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2025	250	286
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	4,977	5,748
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,087

		20,711

WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,047
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	1,852	1,901

		3,948

WISCONSIN 1.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041 (a)	2,000	2,413
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (c)	2,105	1,846
Wisconsin Environmental Improvement Fund State Revenue Bonds, Series 2020 5.000% due 06/01/2033	3,500	4,510
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,447

		11,216

Total Municipal Bonds & Notes (Cost $566,365)		591,896

SHORT-TERM INSTRUMENTS 14.2%
REPURCHASE AGREEMENTS (d) 0.1%		515

U.S. TREASURY BILLS 12.9%
0.049% due 10/07/2021 - 03/31/2022 (b)(c)	88,000	87,985

U.S. TREASURY CASH MANAGEMENT BILLS 1.2%
0.044% due 01/04/2022 - 01/25/2022 (b)(c)	8,500	8,499

Total Short-Term Instruments (Cost $96,997)		96,999

Total Investments in Securities (Cost $663,362)		688,895

Total Investments 101.0% (Cost $663,362)		$688,895
Other Assets and Liabilities, net (1.0)%		(6,917)

Net Assets 100.0%		$681,978

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Coupon represents a weighted average yield to maturity.
	(c)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$515	U.S. Treasury Notes 1.250% due 06/30/2028		$(525)	$515	$515

Total Repurchase Agreements							$(525)	$515	$515

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$13,093	$0	$13,093
	Alaska				0	3,318	0	3,318
	Arizona				0	8,692	0	8,692
	California				0	21,169	0	21,169
	Colorado				0	11,761	0	11,761
	Connecticut				0	29,936	0	29,936
	Delaware				0	1,512	0	1,512
	District of Columbia				0	2,353	0	2,353
	Florida				0	33,225	0	33,225
	Georgia				0	26,307	0	26,307
	Guam				0	827	0	827
	Hawaii				0	2,339	0	2,339
	Illinois				0	60,664	0	60,664
	Indiana				0	8,624	0	8,624
	Kansas				0	1,998	0	1,998
	Kentucky				0	8,713	0	8,713
	Louisiana				0	10,571	0	10,571
	Maine				0	993	0	993
	Maryland				0	7,619	0	7,619
	Massachusetts				0	12,807	0	12,807
	Michigan				0	14,279	0	14,279
	Minnesota				0	1,212	0	1,212
	Mississippi				0	1,567	0	1,567
	Missouri				0	4,831	0	4,831
	Nebraska				0	7,920	0	7,920
	Nevada				0	1,706	0	1,706
	New Hampshire				0	1,752	0	1,752
	New Jersey				0	23,623	0	23,623
	New Mexico				0	6,977	0	6,977
	New York				0	91,080	0	91,080
	North Carolina				0	8,051	0	8,051
	Ohio				0	24,462	0	24,462
	Oklahoma				0	1,163	0	1,163
	Oregon				0	6,140	0	6,140
	Pennsylvania				0	26,257	0	26,257
	Puerto Rico				0	1,271	0	1,271
	Rhode Island				0	8,437	0	8,437
	South Carolina				0	2,432	0	2,432
	South Dakota				0	2,100	0	2,100
	Tennessee				0	7,340	0	7,340
	Texas				0	41,781	0	41,781
	Utah				0	1,309	0	1,309
	Virginia				0	3,810	0	3,810
	Washington				0	20,711	0	20,711
	West Virginia				0	3,948	0	3,948

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Wisconsin	0	11,216	0	11,216
Short-Term Instruments
Repurchase Agreements	0	515	0	515
U.S. Treasury Bills	0	87,985	0	87,985
U.S. Treasury Cash Management Bills	0	8,499	0	8,499

Total Investments	$0	$688,895	$0	$688,895

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.4% ¤
CORPORATE BONDS & NOTES 88.7%
BANKING & FINANCE 31.4%
AerCap Ireland Capital DAC 4.450% due 10/01/2025	$507	$554
AIB Group PLC 4.750% due 10/12/2023	515	554
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	800	754
Alleghany Corp. 3.250% due 08/15/2051	1,567	1,543
Ally Financial, Inc. 1.450% due 10/02/2023	554	562
American Express Co.
2.650% due 12/02/2022	1,545	1,587
4.050% due 12/03/2042	137	164
American Honda Finance Corp. 1.300% due 09/09/2026	500	500
American International Group, Inc.
3.400% due 06/30/2030	515	562
3.750% due 07/10/2025	2,607	2,839
3.875% due 01/15/2035	620	701
3.900% due 04/01/2026	345	383
4.500% due 07/16/2044	260	318
American Tower Corp.
1.450% due 09/15/2026	100	100
2.300% due 09/15/2031	100	99
2.400% due 03/15/2025	1,880	1,955
2.750% due 01/15/2027	1,140	1,198
3.125% due 01/15/2027	735	784
3.375% due 10/15/2026	1,067	1,155
3.500% due 01/31/2023	1,700	1,770
3.600% due 01/15/2028	905	986
Aon Corp. 2.900% due 08/23/2051	824	796
Athene Holding Ltd. 4.125% due 01/12/2028	368	409
Australia & New Zealand Banking Group Ltd. 2.570% due 11/25/2035 •(e)	570	554
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	2,960	3,047
5.500% due 01/15/2026	992	1,112
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	1,815	1,944
Banco Santander Mexico S.A. 4.125% due 11/09/2022	265	274
Banco Santander S.A. 3.490% due 05/28/2030	970	1,044
Bank of America Corp.
2.592% due 04/29/2031 •	4,610	4,708
3.419% due 12/20/2028 •	2,198	2,384
3.458% due 03/15/2025 •	2,500	2,660
3.500% due 04/19/2026	2,052	2,242
4.000% due 04/01/2024	2,399	2,598
4.083% due 03/20/2051 •	2,760	3,270
4.271% due 07/23/2029 •	2,184	2,478
7.750% due 05/14/2038	211	330
Barclays PLC 4.375% due 01/12/2026	6,075	6,783
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048	288	350
5.750% due 01/15/2040	1,392	1,996
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	1,375	1,730
Block Financial LLC 3.875% due 08/15/2030	308	335
Blue Owl Finance LLC
3.125% due 06/10/2031	565	559
4.125% due 10/07/2051 (a)	500	488
BNP Paribas S.A.
1.323% due 01/13/2027 •	300	295
4.400% due 08/14/2028	1,634	1,864

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

4.705% due 01/10/2025 •	2,500	2,707
BPCE S.A.
4.500% due 03/15/2025	280	308
4.625% due 09/12/2028	255	294
Brookfield Finance, Inc. 4.850% due 03/29/2029	2,322	2,735
Caterpillar Financial Services Corp. 0.800% due 11/13/2025	568	565
Cboe Global Markets, Inc. 3.650% due 01/12/2027	458	505
China Cinda Finance Ltd. 4.250% due 04/23/2025	360	383
Chubb INA Holdings, Inc. 4.350% due 11/03/2045	321	404
Citigroup, Inc.
2.561% due 05/01/2032 •(f)	2,500	2,526
2.572% due 06/03/2031 •(f)	549	560
3.400% due 05/01/2026	1,051	1,145
3.700% due 01/12/2026	579	636
3.887% due 01/10/2028 •	800	885
4.000% due 08/05/2024	1,092	1,185
CME Group, Inc.
3.000% due 03/15/2025	815	868
3.750% due 06/15/2028	900	1,017
4.150% due 06/15/2048	1,060	1,348
Cooperatieve Rabobank UA
4.625% due 12/01/2023	800	867
5.250% due 05/24/2041	2,541	3,504
Credit Suisse AG 1.250% due 08/07/2026	600	592
Credit Suisse Group AG
3.800% due 06/09/2023	2,119	2,233
4.875% due 05/15/2045	1,210	1,517
Crown Castle International Corp.
3.100% due 11/15/2029	1,179	1,240
4.450% due 02/15/2026	1,899	2,128
Danske Bank A/S 3.244% due 12/20/2025 •	200	213
Deutsche Bank AG
2.129% due 11/24/2026 •(f)	300	305
4.100% due 01/13/2026	1,687	1,850
Discover Bank 4.650% due 09/13/2028	1,090	1,264
Duke Realty LP 4.000% due 09/15/2028	1,745	1,977
Enstar Group Ltd. 3.100% due 09/01/2031	861	848
Equitable Holdings, Inc.
4.350% due 04/20/2028	1,452	1,656
5.000% due 04/20/2048	705	900
Essex Portfolio LP
2.650% due 03/15/2032	2,320	2,346
3.250% due 05/01/2023	2,261	2,344
Extra Space Storage LP 2.350% due 03/15/2032	2,450	2,396
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	1,223	1,397
Fidelity National Financial, Inc. 3.200% due 09/17/2051	600	573
First Republic Bank 4.375% due 08/01/2046	200	245
Ford Motor Credit Co. LLC 3.087% due 01/09/2023	1,580	1,605
GA Global Funding Trust
0.800% due 09/13/2024	150	149
1.950% due 09/15/2028	300	296
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,540	7,855
General Motors Financial Co., Inc. 1.250% due 01/08/2026	300	296
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	101
GLP Capital LP
4.000% due 01/15/2030	1,345	1,446
4.000% due 01/15/2031	300	324
5.300% due 01/15/2029	1,426	1,669
5.375% due 04/15/2026	800	911
Goldman Sachs Group, Inc.
1.992% due 01/27/2032 •	950	917
2.615% due 04/22/2032 •	2,500	2,532
3.210% due 04/22/2042 •	300	310
3.500% due 01/23/2025	260	279
4.750% due 10/21/2045	2,280	2,947
6.750% due 10/01/2037	1,587	2,275

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Guardian Life Global Funding 1.625% due 09/16/2028	1,000	987
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	200	260
Highwoods Realty LP 3.050% due 02/15/2030	2,345	2,454
HSBC Holdings PLC
3.900% due 05/25/2026	1,995	2,199
3.973% due 05/22/2030 •	4,580	5,057
4.300% due 03/08/2026	1,826	2,034
4.583% due 06/19/2029 •	1,246	1,415
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,128	1,686
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	716	688
JPMorgan Chase & Co.
0.815% (SOFRRATE + 0.765%) due 09/22/2027 ~	600	605
1.045% due 11/19/2026 •	100	99
1.470% due 09/22/2027 •	2,520	2,505
1.764% due 11/19/2031 •	300	287
2.005% due 03/13/2026 •	800	820
2.739% due 10/15/2030 •	4,580	4,745
2.950% due 10/01/2026	1,936	2,076
3.509% due 01/23/2029 •	800	871
4.850% due 02/01/2044	1,946	2,538
5.400% due 01/06/2042	250	343
Kilroy Realty LP
2.650% due 11/15/2033 (a)	100	99
3.800% due 01/15/2023	1,780	1,843
Kimco Realty Corp. 2.250% due 12/01/2031	1,092	1,068
Lazard Group LLC 3.750% due 02/13/2025	2,988	3,228
Liberty Mutual Group, Inc. 3.951% due 10/15/2050	750	834
Lloyds Banking Group PLC 3.750% due 01/11/2027	3,775	4,154
Manulife Financial Corp. 4.150% due 03/04/2026	508	568
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	300
4.350% due 01/30/2047	150	184
Met Tower Global Funding 1.250% due 09/14/2026	1,300	1,294
MetLife, Inc. 9.250% due 04/08/2068	305	465
Mitsubishi UFJ Financial Group, Inc.
2.559% due 02/25/2030	800	820
3.195% due 07/18/2029	800	856
3.850% due 03/01/2026	493	545
Mizuho Financial Group, Inc. 1.241% due 07/10/2024 •	800	810
Morgan Stanley
1.928% due 04/28/2032 •	2,500	2,400
3.217% due 04/22/2042 •	300	314
3.622% due 04/01/2031 •	750	827
3.875% due 01/27/2026	1,090	1,207
4.350% due 09/08/2026	717	810
Nationwide Building Society 3.960% due 07/18/2030 •	2,235	2,486
Natwest Group PLC
4.892% due 05/18/2029 •	1,960	2,284
5.076% due 01/27/2030 •	1,570	1,855
5.125% due 05/28/2024	2,000	2,204
New York Life Global Funding 2.350% due 07/14/2026	100	104
New York Life Insurance Co.
4.450% due 05/15/2069	250	314
6.750% due 11/15/2039	1,035	1,563
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	700	691
3.400% due 01/23/2050 •	1,355	1,402
4.700% due 01/20/2046 •	530	588
5.100% due 10/16/2044 •	345	380
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	100
1.850% due 09/16/2026	1,300	1,287
2.450% due 09/15/2028	100	99
Nomura Holdings, Inc. 2.648% due 01/16/2025	5,280	5,502
NTT Finance Corp. 1.162% due 04/03/2026	120	119
Nuveen Finance LLC 4.125% due 11/01/2024	1,850	2,034

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Pacific Life Global Funding 1.600% due 09/21/2028	500	492
PNC Bank N.A. 3.800% due 07/25/2023	1,905	2,014
Principal Life Global Funding 3.000% due 04/18/2026	1,034	1,107
Protective Life Global Funding 1.303% due 09/20/2026	1,000	992
Prudential Financial, Inc. 3.000% due 03/10/2040	250	258
Regency Centers LP 2.950% due 09/15/2029	1,423	1,495
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,225	1,357
Reliance Standard Life Global Funding 1.512% due 09/28/2026	200	199
Rexford Industrial Realty LP 2.150% due 09/01/2031	838	808
Sabra Health Care LP 3.200% due 12/01/2031	400	392
Santander Holdings USA, Inc. 4.500% due 07/17/2025	3,961	4,366
Service Properties Trust 5.000% due 08/15/2022	309	311
Societe Generale S.A.
1.488% due 12/14/2026 •	2,285	2,260
4.250% due 04/14/2025	375	405
Spirit Realty LP
3.400% due 01/15/2030	1,225	1,303
4.450% due 09/15/2026	1,010	1,129
Standard Chartered PLC
2.819% due 01/30/2026 •	2,000	2,083
4.644% due 04/01/2031 •	65	75
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	250	275
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	1,000	992
1.902% due 09/17/2028	1,000	989
2.222% due 09/17/2031	1,043	1,027
2.750% due 01/15/2030	2,920	3,042
Truist Financial Corp. 2.200% due 03/16/2023	292	300
UBS Group AG 4.125% due 09/24/2025	1,480	1,636
UDR, Inc.
2.100% due 08/01/2032	800	769
3.000% due 08/15/2031	100	105
Visa, Inc.
1.900% due 04/15/2027	190	196
4.300% due 12/14/2045	2,221	2,792
WEA Finance LLC 3.750% due 09/17/2024	1,890	2,012
Wells Fargo & Co.
3.900% due 05/01/2045	629	733
4.125% due 08/15/2023	75	80
4.150% due 01/24/2029	1,091	1,241
4.400% due 06/14/2046	188	224
5.013% due 04/04/2051 •	2,170	2,916
Welltower, Inc. 4.250% due 04/15/2028	1,738	1,974
Westpac Banking Corp. 2.850% due 05/13/2026	1,458	1,569

		256,921

INDUSTRIALS 44.8%
AbbVie, Inc.
3.200% due 05/14/2026	25	27
3.200% due 11/21/2029	4,830	5,207
3.850% due 06/15/2024	250	269
4.050% due 11/21/2039	209	240
4.550% due 03/15/2035	180	216
Activision Blizzard, Inc. 3.400% due 09/15/2026	1,845	2,011
Aetna, Inc. 3.875% due 08/15/2047	980	1,089
Aker BP ASA 3.000% due 01/15/2025	5,115	5,393
Alcon Finance Corp. 2.600% due 05/27/2030	551	563
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	260	269
3.400% due 12/06/2027	1,730	1,855
3.600% due 11/28/2024	2,025	2,170

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Alphabet, Inc. 0.450% due 08/15/2025	570	563
Amazon.com, Inc.
1.500% due 06/03/2030	4,200	4,087
3.875% due 08/22/2037	2,624	3,101
Amgen, Inc.
3.150% due 02/21/2040	1,800	1,819
3.200% due 11/02/2027	655	713
3.625% due 05/22/2024	2,760	2,958
4.400% due 05/01/2045	540	647
4.663% due 06/15/2051	290	366
4.950% due 10/01/2041	665	835
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	800	821
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	300	363
4.900% due 02/01/2046	3,163	3,894
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050	250	299
5.450% due 01/23/2039	250	324
5.550% due 01/23/2049	1,135	1,540
5.800% due 01/23/2059	250	354
Anthem, Inc.
2.550% due 03/15/2031	50	51
3.500% due 08/15/2024	1,583	1,695
3.650% due 12/01/2027	933	1,037
4.550% due 03/01/2048	235	290
Apache Corp. 5.100% due 09/01/2040	77	86
Apple, Inc.
1.650% due 05/11/2030	869	853
3.250% due 02/23/2026	3,515	3,826
3.450% due 05/06/2024	265	285
3.850% due 08/04/2046	451	528
4.650% due 02/23/2046	1,250	1,629
AstraZeneca PLC
4.000% due 01/17/2029	1,350	1,543
6.450% due 09/15/2037	2,445	3,627
AutoNation, Inc. 4.750% due 06/01/2030	475	554
Bacardi Ltd. 2.750% due 07/15/2026	100	105
Baidu, Inc. 3.625% due 07/06/2027	1,445	1,577
Baker Hughes a GE Co. LLC 4.486% due 05/01/2030	475	556
BAT Capital Corp.
3.222% due 08/15/2024	900	954
4.540% due 08/15/2047	1,840	1,909
Bayer U.S. Finance LLC
4.250% due 12/15/2025	2,500	2,765
4.375% due 12/15/2028	90	102
4.875% due 06/25/2048	2,125	2,605
BHP Billiton Finance USA Ltd. 5.000% due 09/30/2043	2,032	2,710
Boeing Co.
2.196% due 02/04/2026	1,100	1,108
3.625% due 02/01/2031	2,500	2,678
3.750% due 02/01/2050	2,820	2,852
5.705% due 05/01/2040	436	555
BorgWarner, Inc. 3.375% due 03/15/2025	150	161
Boston Scientific Corp.
3.750% due 03/01/2026	1,695	1,866
4.550% due 03/01/2039	1,000	1,219
BP Capital Markets America, Inc.
1.749% due 08/10/2030	50	49
3.379% due 02/08/2061	555	554
3.937% due 09/21/2028	644	727
Bristol-Myers Squibb Co.
3.200% due 06/15/2026	514	561
3.400% due 07/26/2029	3,770	4,180
4.350% due 11/15/2047	421	529
Broadcom, Inc.
1.950% due 02/15/2028	300	296
3.137% due 11/15/2035	234	234
3.187% due 11/15/2036	1,690	1,688
3.419% due 04/15/2033	1,055	1,093
3.469% due 04/15/2034	1,372	1,414
4.110% due 09/15/2028	386	430
Campbell Soup Co. 4.800% due 03/15/2048	1,430	1,791
Canadian Natural Resources Ltd. 3.900% due 02/01/2025	800	866

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Cenovus Energy, Inc.
5.375% due 07/15/2025	141	161
6.750% due 11/15/2039	218	297
CGI, Inc. 1.450% due 09/14/2026	2,000	1,980
Charter Communications Operating LLC
2.250% due 01/15/2029 (a)	300	300
2.300% due 02/01/2032	800	763
3.950% due 06/30/2062 (a)	500	483
4.500% due 02/01/2024	2,275	2,462
4.800% due 03/01/2050	2,110	2,372
4.908% due 07/23/2025	4,247	4,778
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	67	73
Cigna Corp. 4.800% due 08/15/2038	250	306
Citrix Systems, Inc.
3.300% due 03/01/2030	2,290	2,340
4.500% due 12/01/2027	1,830	2,027
Clorox Co. 3.100% due 10/01/2027	800	865
Comcast Corp.
1.950% due 01/15/2031	4,510	4,430
2.800% due 01/15/2051	1,820	1,726
2.887% due 11/01/2051	582	559
3.200% due 07/15/2036	575	613
Conagra Brands, Inc.
4.300% due 05/01/2024	2,000	2,169
5.300% due 11/01/2038	20	25
Constellation Brands, Inc.
4.100% due 02/15/2048	259	293
5.250% due 11/15/2048	1,125	1,477
Continental Resources, Inc. 4.500% due 04/15/2023	51	53
Corning, Inc. 5.450% due 11/15/2079	404	550
Corp. Nacional del Cobre de Chile 3.150% due 01/14/2030	400	413
CRH America Finance, Inc. 3.400% due 05/09/2027	340	371
CSX Corp.
2.400% due 02/15/2030	800	823
3.800% due 11/01/2046	960	1,087
6.220% due 04/30/2040	925	1,340
CVS Health Corp.
3.250% due 08/15/2029	536	576
3.375% due 08/12/2024	1,690	1,804
5.050% due 03/25/2048	1,585	2,044
5.125% due 07/20/2045	873	1,126
Dell International LLC
5.450% due 06/15/2023	2,905	3,117
8.100% due 07/15/2036	1,624	2,467
8.350% due 07/15/2046	795	1,292
Delta Air Lines, Inc.
3.625% due 03/15/2022	1,225	1,236
4.375% due 04/19/2028	907	974
7.375% due 01/15/2026	200	236
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	1,660	1,825
Devon Energy Corp. 4.500% due 01/15/2030	300	327
Discovery Communications LLC 3.625% due 05/15/2030	4,660	5,057
DP World Ltd. 5.625% due 09/25/2048	720	891
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	669	718
eBay, Inc. 4.000% due 07/15/2042	1,674	1,881
Electronic Arts, Inc. 1.850% due 02/15/2031	800	774
Eli Lilly & Co. 2.750% due 06/01/2025	1,219	1,291
Enbridge, Inc. 3.125% due 11/15/2029	40	43
Energy Transfer LP
3.600% due 02/01/2023	2,198	2,267
4.200% due 09/15/2023	800	850
4.200% due 04/15/2027	520	576
4.250% due 03/15/2023	987	1,029
5.300% due 04/15/2047	790	927
6.250% due 04/15/2049	250	329
Eni SpA
4.000% due 09/12/2023	1,720	1,831

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

4.750% due 09/12/2028	1,045	1,222
Entergy Louisiana LLC 4.200% due 09/01/2048	1,710	2,052
Enterprise Products Operating LLC 3.750% due 02/15/2025	2,639	2,864
Equifax, Inc. 7.000% due 07/01/2037	560	797
ERAC USA Finance LLC
3.300% due 12/01/2026	195	211
4.200% due 11/01/2046	540	636
7.000% due 10/15/2037	605	900
Exxon Mobil Corp. 3.176% due 03/15/2024	13	14
FedEx Corp. 4.550% due 04/01/2046	1,176	1,393
Fidelity National Information Services, Inc. 2.250% due 03/01/2031	75	75
Fomento Economico Mexicano S.A.B. de C.V. 2.875% due 05/10/2023	1,400	1,444
Fox Corp. 5.476% due 01/25/2039	250	320
GATX Corp. 4.700% due 04/01/2029	1,410	1,637
General Electric Co. 6.875% due 01/10/2039	34	51
General Motors Co. 5.400% due 04/01/2048	1,285	1,596
GlaxoSmithKline Capital, Inc. 2.800% due 03/18/2023	175	181
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,949	3,065
Global Payments, Inc. 4.150% due 08/15/2049	250	281
Halliburton Co. 5.000% due 11/15/2045	715	858
Hasbro, Inc. 3.900% due 11/19/2029	215	238
HCA, Inc.
4.125% due 06/15/2029	1,519	1,698
4.750% due 05/01/2023	800	850
5.000% due 03/15/2024	800	878
5.250% due 06/15/2049	1,970	2,519
Hess Corp. 5.800% due 04/01/2047	235	307
Home Depot, Inc.
4.250% due 04/01/2046	7	9
4.500% due 12/06/2048	70	90
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	715	706
Hyatt Hotels Corp.
1.100% (SOFRRATE + 1.050%) due 10/01/2023 ~(a)	300	300
1.300% due 10/01/2023 (a)	200	200
1.800% due 10/01/2024 (a)	100	100
Hyundai Capital America
1.000% due 09/17/2024	500	498
1.650% due 09/17/2026	1,300	1,289
2.100% due 09/15/2028	500	493
IHS Markit Ltd.
4.125% due 08/01/2023	1,760	1,868
4.250% due 05/01/2029	2,127	2,427
4.750% due 08/01/2028	945	1,108
Illumina, Inc. 2.550% due 03/23/2031	800	808
Imperial Brands Finance PLC
3.125% due 07/26/2024	2,670	2,810
3.500% due 07/26/2026	6,360	6,810
Intel Corp. 3.100% due 02/15/2060	2,500	2,464
International Business Machines Corp. 5.600% due 11/30/2039	29	40
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,570	1,813
JDE Peet's NV
0.800% due 09/24/2024	300	299
1.375% due 01/15/2027	1,000	987
2.250% due 09/24/2031	200	196
Johnson & Johnson 0.950% due 09/01/2027	300	294
Keurig Dr Pepper, Inc.
4.597% due 05/25/2028	1,100	1,278
4.985% due 05/25/2038	250	314
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	1,700	1,741

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Kinder Morgan, Inc. 5.550% due 06/01/2045	1,571	2,004
KLA Corp. 4.650% due 11/01/2024	2,818	3,109
L3Harris Technologies, Inc. 3.850% due 12/15/2026	300	332
Leidos, Inc. 4.375% due 05/15/2030	800	905
Lockheed Martin Corp. 4.090% due 09/15/2052	1,688	2,069
Marriott International, Inc. 2.750% due 10/15/2033	100	98
Massachusetts Institute of Technology 3.885% due 07/01/2116	250	304
McDonald's Corp.
3.500% due 07/01/2027	2,500	2,764
3.700% due 01/30/2026	1,950	2,145
4.875% due 12/09/2045	2,730	3,476
Medtronic, Inc.
3.500% due 03/15/2025	1,551	1,684
4.625% due 03/15/2045	194	254
Micron Technology, Inc. 4.185% due 02/15/2027	800	901
Microsoft Corp. 2.525% due 06/01/2050	3,384	3,262
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	1,000	993
Mondelez International, Inc. 1.875% due 10/15/2032	85	82
Moody's Corp. 4.875% due 02/15/2024	3,340	3,640
Motorola Solutions, Inc. 5.500% due 09/01/2044	1,520	1,985
MPLX LP
4.125% due 03/01/2027	1,936	2,163
4.700% due 04/15/2048	40	46
5.200% due 03/01/2047	981	1,192
NIKE, Inc. 3.250% due 03/27/2040	185	203
Norfolk Southern Corp.
2.300% due 05/15/2031	300	303
4.650% due 01/15/2046	1,020	1,292
Northrop Grumman Corp. 3.850% due 04/15/2045	675	769
ONEOK Partners LP
4.900% due 03/15/2025	880	977
5.000% due 09/15/2023	200	214
Oracle Corp.
2.300% due 03/25/2028 (f)	800	819
2.500% due 04/01/2025	2,000	2,093
3.950% due 03/25/2051 (f)	4,825	5,098
4.125% due 05/15/2045	2,931	3,162
Ovintiv, Inc. 5.150% due 11/15/2041	30	34
Owens Corning 3.400% due 08/15/2026	100	108
PayPal Holdings, Inc. 3.250% due 06/01/2050	675	729
Penske Truck Leasing Co. LP 3.400% due 11/15/2026	150	163
PepsiCo, Inc. 2.850% due 02/24/2026	151	162
Pertamina Persero PT
4.300% due 05/20/2023	335	353
6.000% due 05/03/2042	735	911
Petroleos Mexicanos
6.840% due 01/23/2030	275	284
6.875% due 08/04/2026	1,655	1,802
Pfizer, Inc. 4.400% due 05/15/2044	713	890
Philip Morris International, Inc.
1.750% due 11/01/2030	300	289
2.750% due 02/25/2026	218	231
3.375% due 08/11/2025	265	286
3.600% due 11/15/2023	860	917
3.875% due 08/21/2042	940	1,021
6.375% due 05/16/2038	925	1,299
Phillips 66 Partners LP 4.900% due 10/01/2046	825	982
Quanta Services, Inc. 2.350% due 01/15/2032	1,185	1,160
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	647	736

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Raytheon Technologies Corp. 4.800% due 12/15/2043	1,420	1,820
Reliance Industries Ltd. 4.125% due 01/28/2025	345	373
RELX Capital, Inc.
3.000% due 05/22/2030	300	319
4.000% due 03/18/2029	1,790	2,016
Republic Services, Inc. 3.375% due 11/15/2027	1,417	1,548
Reynolds American, Inc. 4.450% due 06/12/2025	2,774	3,059
Sands China Ltd.
2.300% due 03/08/2027	600	581
2.850% due 03/08/2029	400	385
5.400% due 08/08/2028	2,010	2,222
Saudi Arabian Oil Co. 4.250% due 04/16/2039	1,040	1,169
Seagate HDD Cayman 4.091% due 06/01/2029	1,547	1,627
Sealed Air Corp. 1.573% due 10/15/2026	500	497
Sky Ltd. 3.750% due 09/16/2024	256	278
Southern Co. 4.400% due 07/01/2046	1,529	1,801
Southern Copper Corp. 6.750% due 04/16/2040	1,730	2,410
Stellantis NV 5.250% due 04/15/2023	800	854
Stryker Corp.
3.500% due 03/15/2026	2,114	2,307
4.625% due 03/15/2046	759	977
Suncor Energy, Inc. 5.950% due 05/15/2035	1,045	1,361
T-Mobile USA, Inc.
1.500% due 02/15/2026	300	301
3.400% due 10/15/2052	600	586
3.750% due 04/15/2027	2,865	3,158
4.375% due 04/15/2040	275	317
Teck Resources Ltd.
6.000% due 08/15/2040	365	475
6.125% due 10/01/2035	1,720	2,233
Telefonica Emisiones S.A. 7.045% due 06/20/2036	2,035	2,940
Tencent Holdings Ltd.
3.280% due 04/11/2024	325	343
3.975% due 04/11/2029	1,000	1,097
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	2,101	2,260
4.497% due 03/25/2030	2,500	2,960
Toyota Industries Corp. 3.566% due 03/16/2028	1,025	1,116
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	805	949
7.625% due 01/15/2039	1,235	1,914
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,206	1,449
Tyson Foods, Inc. 4.875% due 08/15/2034	1,577	1,953
UnitedHealth Group, Inc.
4.750% due 07/15/2045	2,359	3,095
6.875% due 02/15/2038	660	1,012
Vale Overseas Ltd. 6.875% due 11/21/2036	2,062	2,750
Valero Energy Corp. 4.350% due 06/01/2028	1,752	1,973
Verisk Analytics, Inc. 4.125% due 03/15/2029	170	193
Wabtec Corp. 3.450% due 11/15/2026	2,000	2,141
Walt Disney Co.
4.950% due 10/15/2045	1,525	2,026
6.400% due 12/15/2035	77	112
Waste Connections, Inc. 2.950% due 01/15/2052	1,012	991
Weir Group PLC 2.200% due 05/13/2026	2,000	2,021
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	3,226	3,715
Whirlpool Corp. 3.700% due 03/01/2023	200	209
Williams Cos., Inc. 5.400% due 03/04/2044	1,093	1,381

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Woodside Finance Ltd. 3.700% due 09/15/2026	760	821
Wyeth LLC 5.950% due 04/01/2037	2,150	3,030
Yara International ASA 4.750% due 06/01/2028	1,591	1,837
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	2,000	2,151
Zoetis, Inc.
2.000% due 05/15/2030	1,340	1,329
3.000% due 05/15/2050	950	960
3.900% due 08/20/2028	655	737
4.700% due 02/01/2043	1,137	1,449

		366,067

UTILITIES 12.5%
Acwa Power Management And Investments One Ltd. 5.950% due 12/15/2039	844	1,021
AEP Texas, Inc. 3.450% due 01/15/2050	735	761
Ameren Corp. 3.500% due 01/15/2031	508	553
Appalachian Power Co. 7.000% due 04/01/2038	510	755
AT&T, Inc.
3.500% due 09/15/2053	2,530	2,509
3.650% due 09/15/2059	1,039	1,038
4.100% due 02/15/2028	1,346	1,520
4.125% due 02/17/2026	1,584	1,769
4.300% due 02/15/2030	2,890	3,318
4.350% due 03/01/2029	265	304
4.450% due 04/01/2024	703	762
4.500% due 03/09/2048	1,121	1,294
4.800% due 06/15/2044	997	1,189
Atmos Energy Corp. 4.150% due 01/15/2043	1,345	1,553
Berkshire Hathaway Energy Co.
4.050% due 04/15/2025	505	556
6.125% due 04/01/2036	2,031	2,814
BG Energy Capital PLC 5.125% due 10/15/2041	115	151
Black Hills Corp.
3.150% due 01/15/2027	250	267
4.200% due 09/15/2046	100	114
British Telecommunications PLC 5.125% due 12/04/2028	474	555
Commonwealth Edison Co. 4.000% due 03/01/2048	555	653
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	570	531
3.850% due 06/15/2046	1,165	1,298
Consumers Energy Co. 3.125% due 08/31/2024	1,785	1,894
DTE Electric Co. 3.650% due 03/15/2024	1,830	1,951
DTE Energy Co. 3.400% due 06/15/2029	800	868
Duke Energy Carolinas LLC
3.950% due 11/15/2028	630	716
6.000% due 12/01/2028	800	1,014
Duke Energy Corp.
3.750% due 09/01/2046	100	107
3.950% due 10/15/2023	1,145	1,215
E.ON International Finance BV 6.650% due 04/30/2038	925	1,350
Electricite de France S.A. 4.875% due 01/22/2044	1,136	1,437
Enable Midstream Partners LP 4.950% due 05/15/2028	2,355	2,647
Enel Finance International NV 6.000% due 10/07/2039	1,809	2,500
Entergy Corp. 2.400% due 06/15/2031	75	74
Eversource Energy 1.650% due 08/15/2030	300	285
Exelon Corp.
3.950% due 06/15/2025	1,265	1,378
4.050% due 04/15/2030	2,500	2,835
4.450% due 04/15/2046	410	496
Exelon Generation Co. LLC 5.600% due 06/15/2042	940	1,135
FirstEnergy Corp.
3.350% due 07/15/2022	1,285	1,302

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

7.375% due 11/15/2031	2,462	3,369
Florida Power & Light Co. 4.125% due 02/01/2042	100	121
Indiana Michigan Power Co. 4.250% due 08/15/2048	941	1,140
Infraestructura Energetica Nova S.A.B. de C.V. 4.875% due 01/14/2048	470	485
Kentucky Utilities Co. 5.125% due 11/01/2040	100	129
KeySpan Gas East Corp. 2.742% due 08/15/2026	740	770
LLPL Capital Pte Ltd. 6.875% due 02/04/2039	466	549
MidAmerican Energy Co. 4.250% due 07/15/2049	625	773
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	250	313
New York State Electric & Gas Corp. 2.150% due 10/01/2031	100	99
NextEra Energy Capital Holdings, Inc.
2.750% due 11/01/2029	2,415	2,528
3.150% due 04/01/2024	100	106
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	250	261
ONEOK, Inc.
3.400% due 09/01/2029	1,160	1,238
4.550% due 07/15/2028	1,073	1,218
Pacific Gas & Electric Co.
3.250% due 06/01/2031	2,500	2,494
3.450% due 07/01/2025	128	133
3.750% due 07/01/2028	128	134
4.550% due 07/01/2030	103	111
4.950% due 07/01/2050	103	109
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	800	867
Plains All American Pipeline LP
4.500% due 12/15/2026	859	961
5.150% due 06/01/2042	795	897
PT Perusahaan Listrik Negara 4.000% due 06/30/2050	2,865	2,750
Shell International Finance BV
2.875% due 05/10/2026	2,090	2,254
3.875% due 11/13/2028	1,470	1,673
Southern California Edison Co.
2.850% due 08/01/2029	1,040	1,080
3.650% due 02/01/2050	1,130	1,157
4.125% due 03/01/2048	1,565	1,708
Southern California Gas Co.
3.150% due 09/15/2024	1,325	1,412
4.125% due 06/01/2048	1,040	1,240
Southern Power Co. 5.150% due 09/15/2041	1,320	1,617
Southwestern Electric Power Co. 4.100% due 09/15/2028	950	1,073
Southwestern Public Service Co. 6.000% due 10/01/2036	1,203	1,587
Verizon Communications, Inc.
2.355% due 03/15/2032	74	73
2.550% due 03/21/2031	2,500	2,532
4.016% due 12/03/2029	3,405	3,860
4.125% due 03/16/2027	2,500	2,839
4.125% due 08/15/2046	700	804
4.400% due 11/01/2034	859	1,018
4.522% due 09/15/2048	64	79
4.672% due 03/15/2055	1,100	1,382
4.812% due 03/15/2039	250	310
4.862% due 08/21/2046	992	1,265
Virginia Electric & Power Co. 8.875% due 11/15/2038	1,721	3,027

		102,034

Total Corporate Bonds & Notes (Cost $699,912)		725,022

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
2.250% due 05/15/2041 (i)	21,500	22,363
U.S. Treasury STRIPS
0.000% due 05/15/2051 (c)	4,700	2,525

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $24,958)		24,888

SOVEREIGN ISSUES 0.0%
Korea Hydro & Nuclear Power Co. Ltd. 3.000% due 09/19/2022	260	266

Total Sovereign Issues (Cost $262)		266

SHORT-TERM INSTRUMENTS 15.7%
REPURCHASE AGREEMENTS (g) 6.2%		50,593

U.S. TREASURY BILLS 2.6%
0.056% due 03/03/2022 (c)(d)	21,200	21,197

U.S. TREASURY CASH MANAGEMENT BILLS 6.9%
0.048% due 01/18/2022 - 02/01/2022 (a)(b)(c)(i)	56,100	56,104

Total Short-Term Instruments (Cost $127,880)		127,894

Total Investments in Securities (Cost $853,012)		878,070

Total Investments 107.4% (Cost $853,012)		$878,070
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $1,501)		12
Other Assets and Liabilities, net (7.4)%		(60,576)

Net Assets 100.0%		$817,506

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.561%	05/01/2032	06/21/2021	$2,532	$2,526	0.31%
Citigroup, Inc.	2.572	06/03/2031	07/01/2021	564	560	0.07
Deutsche Bank AG	2.129	11/24/2026	08/11/2021	305	305	0.04
Oracle Corp.	2.300	03/25/2028	09/23/2021	825	819	0.10
Oracle Corp.	3.950	03/25/2051	04/09/2021	5,001	5,098	0.62

$9,227	$9,308	1.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$893	U.S. Treasury Notes 1.250% due 06/30/2028	$(912)	$893	$893
SGY	0.030	09/30/2021	10/01/2021	49,700	U.S. Treasury Notes 1.250% due 06/30/2028	(50,806)	49,700	49,700

Total Repurchase Agreements	$(51,718)	$50,593	$50,593

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,342) at a weighted average interest rate of 0.065%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2021	99	$(13,029)	$203	$0	$(14)

Total Futures Contracts	$203	$0	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$9	$17	$26	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	500	10	2	12	0	0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	23,700	604	(26)	578	0	(7)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	36,700	893	(10)	883	0	(18)

Total Swap Agreements	$1,516	$(17)	$1,499	$0	$(25)

(i)

Securities with an aggregate market value of $1,988 and cash of $565 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SOG	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.125% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$32,000	$(15)	$66	$51	$0

Total Swap Agreements	$(15)	$66	$51	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$488	$256,433	$0	$256,921
Industrials	0	366,067	0	366,067
Utilities	0	102,034	0	102,034
U.S. Treasury Obligations	0	24,888	0	24,888
Sovereign Issues	0	266	0	266
Short-Term Instruments
Repurchase Agreements	0	50,593	0	50,593
U.S. Treasury Bills	0	21,197	0	21,197
U.S. Treasury Cash Management Bills	0	56,104	0	56,104

Total Investments	$488	$877,582	$0	$878,070

Financial Derivative Instruments - Assets
Over the counter	$0	$51	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(39)	$0	$(39)

Total Financial Derivative Instruments	$0	$12	$0	$12

Totals	$488	$877,594	$0	$878,082

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.0% ¤
MUNICIPAL BONDS & NOTES 101.7%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,000	$1,221

ARIZONA 1.1%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.250% due 01/01/2040	480	470

CALIFORNIA 12.3%
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,213
California State General Obligation Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,149
California State General Obligation Bonds, Series 2021 4.000% due 10/01/2033	1,000	1,224
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 03/01/2057	250	265
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2021 5.000% due 05/01/2035	1,000	1,285

		5,136

CONNECTICUT 2.9%
Connecticut State General Obligation Bonds, Series 2021 4.000% due 06/01/2034	1,000	1,216

FLORIDA 7.7%
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,000	1,223
Florida Keys Aqueduct Authority Revenue Bonds, Series 2008 0.050% due 09/01/2035	2,000	2,000

		3,223

GEORGIA 6.3%
Atlanta, Georgia Department of Aviation Revenue Bonds, Series 2021 4.000% due 07/01/2040 (a)	1,000	1,176
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2035	1,115	1,433

		2,609

ILLINOIS 2.9%
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,199

LOUISIANA 3.0%
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Notes, Series 2021 5.000% due 02/01/2028 (a)	1,000	1,230

MICHIGAN 2.7%
Michigan Strategic Fund Revenue Bonds, Series 2021 4.000% due 10/01/2061	1,000	1,112

MISSOURI 7.3%
Hazelwood School District, Missouri General Obligation Notes, Series 2012 4.000% due 03/01/2022	1,000	1,016
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2003 0.050% due 11/15/2039	2,000	2,000

		3,016

NEW JERSEY 3.0%
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	1,000	1,255

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NEW YORK 7.6%
New York City, New York General Obligation Bonds, Series 2012 0.080% due 04/01/2042	2,000	2,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016 5.000% due 02/01/2030	1,000	1,182

		3,182

NORTH CAROLINA 6.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	1,000	1,344
North Carolina State Revenue Notes, Series 2021 5.000% due 03/01/2031	1,000	1,326

		2,670

OHIO 7.2%
Franklin County, Ohio Revenue Bonds, Series 2018 0.060% due 05/15/2053	2,000	2,000
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	1,000

		3,000

OREGON 3.0%
Oregon Department of Transportation State Revenue Bonds, Series 2019 5.000% due 11/15/2042	1,000	1,260

PENNSYLVANIA 8.0%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.150% (MUNIPSA) due 08/15/2038 ~(e)	1,000	1,027
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2035	1,750	2,289

		3,316

PUERTO RICO 4.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	600	519
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	250	235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (c)	3,000	991

		1,745

TENNESSEE 3.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,305

TEXAS 2.4%
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 0.150% due 10/01/2049	500	500
Port of Beaumont Industrial Development Authority, Texas Revenue Notes, Series 2021 4.100% due 01/01/2028	500	492

		992

VIRGINIA 4.8%
Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003 0.060% due 02/15/2038	2,000	2,000

WISCONSIN 2.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041 (a)	1,000	1,207

Total Municipal Bonds & Notes (Cost $42,685)		42,364

SHORT-TERM INSTRUMENTS 7.3%
SHORT-TERM NOTES 2.2%
Federal Home Loan Bank 0.005% due 10/05/2021 (c)(d)	900	900

U.S. TREASURY BILLS 0.2%
0.051% due 03/31/2022 (c)(d)	100	100

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

MUNICIPAL BONDS & NOTES 4.9%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.586% due 06/01/2022	1,000	1,001
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2022	1,000	1,033

Total Municipal Bonds & Notes (Cost $2,034)		2,034

Total Short-Term Instruments (Cost $3,034)		3,034

Total Investments in Securities (Cost $45,719)		45,398

Total Investments 109.0% (Cost $45,719)		$45,398
Other Assets and Liabilities, net (9.0)%		(3,742)

Net Assets 100.0%		$41,656

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.150%	08/15/2038	09/14/2021	$1,028	$1,027	2.47%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,221	$0	$1,221
Arizona	0	470	0	470
California	0	5,136	0	5,136
Connecticut	0	1,216	0	1,216
Florida	0	3,223	0	3,223
Georgia	0	2,609	0	2,609
Illinois	0	1,199	0	1,199
Louisiana	0	1,230	0	1,230
Michigan	0	1,112	0	1,112
Missouri	0	3,016	0	3,016
New Jersey	0	1,255	0	1,255
New York	0	3,182	0	3,182
North Carolina	0	2,670	0	2,670
Ohio	0	3,000	0	3,000
Oregon	0	1,260	0	1,260
Pennsylvania	0	3,316	0	3,316
Puerto Rico	0	1,745	0	1,745
Tennessee	0	1,305	0	1,305
Texas	0	992	0	992
Virginia	0	2,000	0	2,000
Wisconsin	0	1,207	0	1,207
Short-Term Instruments
Short-Term Notes	0	900	0	900
U.S. Treasury Bills	0	100	0	100
Municipal Bonds & Notes	0	2,034	0	2,034

Total Investments	$0	$45,398	$0	$45,398

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4% ¤
MUNICIPAL BONDS & NOTES 84.8%
ALABAMA 1.4%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$270
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2021 4.000% due 12/01/2023	1,250	1,347
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2024	500	562
5.000% due 08/01/2025	1,000	1,160
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	1,250	1,265
Montgomery, Alabama General Obligation Notes, Series 2021 5.000% due 12/01/2028	500	638
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	469
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,171

		7,882

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Notes, Series 2021 4.000% due 06/01/2023	550	582

ARIZONA 1.2%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,036
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	222
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	395
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,346
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2026	2,850	3,428

		6,427

CALIFORNIA 6.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 0.500% (MUNIPSA) due 04/01/2056 ~	1,500	1,517
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	559
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	1,055	1,148
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	5,000	5,490
California Housing Finance Revenue Notes, Series 2020 1.450% due 04/01/2024	1,000	1,002
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 0.400% (MUNIPSA) due 08/01/2047 ~	4,500	4,517
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.750% (MUNIPSA) due 12/01/2050 ~	1,000	1,017
California Pollution Control Financing Authority Revenue Bonds, Series 2010 0.130% due 08/01/2024	2,255	2,255
California State General Obligation Notes, Series 2020 2.000% due 11/01/2022	2,500	2,550
California State University Revenue Bonds, Series 2011 5.000% due 11/01/2042	2,500	2,509
Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	1,000	999
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021 0.988% due 06/01/2024 (a)	2,000	2,007
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 0.190% (MUNIPSA) due 07/01/2047 ~	1,200	1,200
Redondo Beach Community Financing Authority, California Revenue Notes, Series 2021 0.415% due 05/01/2023	675	675
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021
4.000% due 07/01/2022	675	694
4.000% due 07/01/2023	900	957

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2021 5.000% due 12/01/2022	1,125	1,188
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 0.630% (US0003M + 0.550%) due 06/01/2034 ~	1,250	1,245
San Diego Community College District, California General Obligation Bonds, Series 2013 6.230% due 08/01/2041 (d)	3,350	1,905
San Diego County, California Regional Transportation Commission Revenue Notes, Series 2021 5.000% due 10/01/2022	2,000	2,096
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	998
Tobacco Securitization Authority of Northern California Revenue Notes, Series 2021 4.000% due 06/01/2022	1,075	1,100

		37,628

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	450	458
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 0.384% (SOFRRATE) due 09/01/2039 ~	3,000	3,004
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 07/15/2023	100	105
5.000% due 01/15/2024	400	440
5.000% due 07/15/2024	325	364

		4,371

CONNECTICUT 2.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	652
5.000% due 08/15/2023	500	543
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	726
5.000% due 05/01/2025	350	406
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,177
Connecticut Special Tax State Revenue Notes, Series 2021 5.000% due 05/01/2025	2,250	2,613
Connecticut State General Obligation Bonds, Series 2013 1.000% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,033
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	264
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	411
Connecticut State General Obligation Notes, Series 2020
4.000% due 06/01/2023	425	452
5.000% due 01/15/2025	350	403
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	1,000	1,006
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 0.040% due 07/01/2040	2,400	2,400
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	500	506
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,425
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	543

		15,560

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	761
1.250% due 10/01/2040	2,000	2,016

		2,777

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	512

FLORIDA 4.5%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	757
Collier County, Florida Water-Sewer District Revenue Notes, Series 2021 5.000% due 07/01/2027	1,000	1,242
Florida Department of Transportation State Revenue Notes, Series 2021 5.000% due 07/01/2023	1,300	1,408
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	293
5.000% due 10/01/2026	470	567
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	774

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	915	915
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,172
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008 0.070% due 10/01/2036	5,885	5,885
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,163
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	808
Miami-Dade Seaport Department, Florida Revenue Notes, (AGM Insured), Series 2021 0.859% due 10/01/2024	1,000	999
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	603
Orlando Utilities Commission, Florida Revenue Bonds, Series 2015 0.040% due 10/01/2039	6,750	6,750
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.258% due 07/01/2025	750	758
Tampa, Florida Revenue Notes, Series 2020 5.000% due 07/01/2022	175	181

		24,275

GEORGIA 2.8%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	530
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	516
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,034
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	5,000	5,908
Main Street Natural Gas Inc, Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	831
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	505
Main Street Natural Gas Inc., Georgia Revenue Notes, Series 2019 5.000% due 05/15/2022	600	617
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	50	57
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2025	625	716
Municipal Electric Authority of Georgia Revenue Notes, Series 2020
4.000% due 11/01/2023	1,000	1,076
5.000% due 01/01/2024	490	540
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	240	254
5.000% due 01/01/2024	360	396
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2011 5.000% due 10/01/2041	2,500	2,500

		15,480

ILLINOIS 6.7%
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2024	600	671
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,534
Chicago, Illinois General Obligation Bonds, Series 2003 5.000% due 01/01/2022	1,000	1,011
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	1,000	1,011
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	5,000	5,154
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,996
Illinois Finance Authority Revenue Bonds, Series 2020 0.700% due 05/01/2040	1,100	1,101
Illinois Finance Authority Revenue Bonds, Series 2021 0.750% (MUNIPSA) due 05/01/2042 ~	1,000	1,003
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	302
Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2025	1,485	1,740
5.000% due 08/15/2026	1,925	2,322
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	552
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	773
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,100
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,981
5.125% due 05/01/2022	750	771

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	809
Illinois State Revenue Notes, Series 2016 5.000% due 06/15/2022	1,000	1,033
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	573
5.000% due 01/01/2026	375	444
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 5.000% due 06/15/2052	3,000	3,099
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025 (a)	1,125	1,192
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	377
Will County, Illinois Community Unit School District No 365-U Valley View General Obligation Bonds, Series 2011 5.750% due 11/01/2031	5,000	5,021

		36,570

INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	650	652
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	4,472
Lake Central Multi-District School Building Corp., Indiana Revenue Bonds, Series 2012 5.000% due 01/15/2030	1,700	1,805
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	750	818

		7,747

IOWA 0.8%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.123% due 08/15/2032	975	975
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.035% due 08/15/2029	1,810	1,810
Iowa Tobacco Settlement Authority Revenue Notes, Series 2021 0.375% due 06/01/2030	855	855
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	770

		4,410

KANSAS 0.6%
Kansas Department of Transportation State Revenue Bonds, Series 2004 0.560% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,518
Kansas Development Finance Authority Revenue Notes, Series 2021 0.662% due 05/01/2024	800	799

		3,317

KENTUCKY 1.1%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	572
Louisville and Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2021 3.000% due 10/14/2022 (a)	5,000	5,144

		5,716

LOUISIANA 0.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 0.550% due 05/01/2043	1,000	1,000
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,695
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	300	310
2.125% due 06/01/2037	1,300	1,343

		4,348

MARYLAND 1.4%
Anne Arundel County, Maryland General Obligation Notes, Series 2021 5.000% due 04/01/2026	3,000	3,594
Baltimore County, Maryland General Obligation Notes, Series 2018 5.000% due 03/01/2025	1,500	1,735
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	562

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,711

		7,602

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Notes, Series 2013 5.000% due 06/15/2022	1,180	1,220
Commonwealth of Massachusetts General Obligation Bonds, Series 2014 1.700% due 08/01/2043	1,150	1,164
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 06/01/2044	2,000	2,159
Commonwealth of Massachusetts General Obligation Notes, Series 2017 5.000% due 10/01/2022	1,220	1,279
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 0.550% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	1,002
Massachusetts Development Finance Agency Revenue Notes, Series 2020 5.000% due 10/01/2022	2,400	2,515
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.674% due 07/01/2023	500	500
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	863
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,058

		11,760

MICHIGAN 2.8%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.697% (US0003M) due 07/01/2032 ~	2,000	2,003
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
4.000% due 07/01/2022	500	514
5.000% due 07/01/2023	425	460
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	2,000
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2047	3,800	4,014
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,719	1,777
Michigan State Building Authority Revenue Bonds, Series 2020 0.090% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,612
University of Michigan Revenue Notes, Series 2020 5.000% due 04/01/2025	1,000	1,160
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2025	690	775

		15,315

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2018 0.040% due 11/15/2048	1,900	1,900

MISSISSIPPI 0.7%
Lowndes County, Mississippi Revenue Bonds, Series 1992 6.800% due 04/01/2022	1,610	1,658
Mississippi State General Obligation Bonds, Series 2015 5.000% due 11/01/2032	1,000	1,185
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	785

		3,628

MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 05/01/2051	1,500	1,724
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 4.000% due 07/01/2025	1,150	1,302
Kansas City, Missouri Revenue Notes, Series 2021
5.000% due 04/01/2023	400	428
5.000% due 04/01/2024	425	473
St Louis County, Missouri Revenue Notes, Series 2021 5.000% due 12/01/2022	1,825	1,927

		5,854

MONTANA 0.2%
Montana Facility Finance Authority Revenue Bonds, Series 2018 0.600% (MUNIPSA + 0.550%) due 08/15/2037 ~	915	916

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NEBRASKA 0.5%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
0.550% (MUNIPSA) due 05/15/2033 ~	1,500	1,500
5.000% due 11/15/2053	1,000	1,165

		2,665

NEVADA 0.3%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	850	866
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	524
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	504

		1,894

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	234
4.000% due 01/01/2025	285	310
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 0.100% due 07/01/2033	3,100	3,100

		3,644

NEW JERSEY 3.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 1.650% (MUNIPSA) due 03/01/2028 ~	1,000	1,014
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,750	3,307
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	455
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	1,048
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	500	580
5.000% due 06/01/2026	3,500	4,183
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 5.500% due 12/15/2021	750	758
New Jersey Turnpike Authority Revenue Bonds, Series 2017 0.810% (US0001M) due 01/01/2030 ~	3,500	3,511
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	1,000	1,191
Newark, New Jersey General Obligation Notes, Series 2020 5.000% due 10/01/2022	750	781
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	772

		17,600

NEW MEXICO 0.6%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	2,016
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,150

		3,166

NEW YORK 12.3%
Buffalo, New York General Obligation Notes, Series 2021 5.000% due 04/01/2025	2,215	2,566
Hempstead Union Free School District, New York General Obligation Notes, Series 2021
1.000% due 06/30/2022	1,700	1,708
1.000% due 07/13/2022	1,750	1,759
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	1,160	1,196
Long Island Power Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2028	1,000	1,271
Long Island Power Authority, New York Revenue Notes, Series 2020 5.000% due 09/01/2024	625	711
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 0.834% (SOFRRATE) due 11/01/2032 ~	1,500	1,518
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	430	431
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2028	1,280	1,565
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 09/01/2022	1,500	1,563
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	650	690

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2022	400	421
New York City Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2020 0.700% due 11/01/2060	2,000	2,004
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	771
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	752
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2029	750	940
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	1,250	1,315
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2021	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2021 5.000% due 11/01/2026	7,000	8,529
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 0.080% due 06/15/2050	4,000	4,000
New York City, General Obligation Bonds, Series 2012 0.130% due 04/01/2042	3,500	3,500
New York City, General Obligation Bonds, Series 2015 0.080% due 06/01/2044	2,000	2,000
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 0.040% due 02/15/2031	5,285	5,285
New York City, New York Housing Development Corp. Revenue Bonds, Series 2021 0.120% due 11/01/2051	4,000	3,999
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2021 0.380% due 07/15/2023	3,750	3,752
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	380
New York State Dormitory Authority Revenue Bonds, Series 2003 0.050% due 02/15/2031	5,790	5,790
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 09/15/2022	1,400	1,465
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,078
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	273
Town of Huntington, New York General Obligation Notes, Series 2021 5.000% due 07/15/2023	455	494
Town of Oyster Bay, New York General Obligation Notes, Series 2021
4.000% due 03/01/2023	850	893
4.000% due 03/01/2024	850	923
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	2,500	2,607

		67,153

NORTH CAROLINA 1.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	1,430	1,635
North Carolina Capital Facilities Finance Agency Revenue Notes, Series 2021 0.880% due 10/01/2022	950	950
North Carolina State Revenue Notes, Series 2021
5.000% due 03/01/2023	1,550	1,655
5.000% due 03/01/2024	2,385	2,658
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 0.458% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,002
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,143

		9,043

OHIO 1.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	2,019
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	537
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	157
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2019 0.480% (US0001M) due 10/01/2044 ~	2,000	2,000
Wright State University, Ohio Revenue Notes, Series 2021
4.000% due 05/01/2023	520	550
4.000% due 05/01/2024	500	546

		5,809

OKLAHOMA 0.1%
University of Oklahoma Revenue Bonds, Series 2015 5.000% due 07/01/2035	560	641

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	173
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2025	275	321
5.000% due 06/15/2026	350	421

		915

PENNSYLVANIA 5.5%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 0.549% (0.7*US0001M + 0.490%) due 01/01/2030 ~	745	745
Commonwealth of Pennsylvania General Obligation Notes, Series 2020 5.000% due 05/01/2022	1,300	1,336
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.150% (MUNIPSA) due 08/15/2038 ~(e)	2,500	2,568
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	618
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	527
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 0.770% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 1.100% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	754
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008 0.400% due 10/01/2023	1,520	1,521
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,004
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	537
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2023	750	772
3.000% due 01/01/2025	1,020	1,087
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2022	835	855
4.000% due 07/01/2023	125	132
4.000% due 10/15/2023	700	754
4.000% due 10/15/2024	850	942
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 0.650% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,007
Pennsylvania Turnpike Commission Revenue Notes, Series 2021
3.000% due 12/01/2022	2,265	2,340
4.000% due 12/01/2023	3,435	3,705
4.000% due 12/01/2024	725	806
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 0.700% (MUNIPSA) due 09/01/2040 ~	2,400	2,419
University of Pittsburgh-of the Commonwealth System of Higher Education, Pennsylvania Revenue Notes, Series 2021 4.000% due 04/15/2026	4,000	4,578
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 4.000% due 07/01/2022	600	616

		30,123

PUERTO RICO 0.5%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2027	2,000	2,455

SOUTH CAROLINA 1.0%
County Square Redevelopment Corp., South Carolina Revenue Notes, Series 2021 2.000% due 03/03/2022	2,000	2,016
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 0.918% (US0001M) due 10/01/2048 ~	1,000	1,010
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,465
Spartanburg County, South Carolina General Obligation Notes, Series 2021 2.000% due 04/01/2024	1,165	1,212

		5,703

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	1,000	1,002

TENNESSEE 0.9%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	649
Memphis, Tennessee Water Revenue Notes, Series 2020
4.000% due 12/01/2021	500	503
4.000% due 12/01/2022	400	418
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2024	2,000	2,250

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	500	564
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2023	250	273
5.000% due 11/01/2024	250	283

		4,940

TEXAS 8.5%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	1,003
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	320
Canyon Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2023	1,910	2,035
Carrollton-Farmers Branch Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	3,000	3,197
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	1,000	1,118
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	2,500	2,920
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	453
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	620	628
Garland, Texas Electric Utility System Revenue Notes, Series 2019 5.000% due 03/01/2025	500	572
Garland, Texas Electric Utility System Revenue Notes, Series 2021 5.000% due 03/01/2024	960	1,068
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 0.710% (US0001M) due 11/15/2046 ~	2,500	2,510
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	1,155	1,304
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	400
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,591
Houston, Texas Combined Utility System Revenue Notes, Series 2021
4.000% due 11/15/2023	1,250	1,349
5.000% due 11/15/2024	1,250	1,431
Lower Colorado River Authority, Texas Revenue Notes, Series 2020 5.000% due 05/15/2022	2,055	2,116
Lower Colorado River Authority, Texas Revenue Notes, Series 2021 5.000% due 05/15/2023	2,910	3,135
New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 1.250% due 02/15/2050	1,500	1,534
North Texas Tollway Authority Revenue Notes, Series 2014 5.000% due 01/01/2022	720	729
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	781
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	740	763
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	772
Richardson Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2023	3,035	3,234
San Antonio Municipal Facilities Corp., Texas Revenue Bonds, Series 2021 0.894% due 08/01/2050	5,000	4,998
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	514
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	750	782
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2022	750	791
5.000% due 12/15/2023	500	550
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	245	285
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006
0.778% (US0003M) due 12/15/2026 ~	1,610	1,617
1.528% (US0003M) due 12/15/2026 ~	1,000	1,000
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	570
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2025	410	459

		46,529

UTAH 0.3%
Salt Lake City, Utah Airport Revenue Notes, Series 2021
5.000% due 07/01/2024	350	394
5.000% due 07/01/2025	450	524

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	554

		1,472

VIRGINIA 2.0%
Fairfax County, Virginia General Obligation Notes, Series 2021 4.000% due 10/01/2025	4,000	4,568
Prince George County, Virginia General Obligation Notes, Series 2020 5.000% due 08/01/2022	1,720	1,789
Virginia Small Business Financing Authority Revenue Bonds, Series 2014 5.250% due 10/01/2029	3,000	3,416
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,169

		10,942

WASHINGTON 2.3%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 0.500% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	752
Energy Northwest, Washington Revenue Notes, Series 2020 5.000% due 07/01/2027	750	928
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,068
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	460
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 0.540% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	677
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 0.300% (MUNIPSA) due 05/01/2045 ~	3,000	3,001
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 1.100% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,006
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	959
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	267
Washington State General Obligation Notes, Series 2021 5.000% due 06/01/2026	3,000	3,609

		12,727

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	992	1,019
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,014

		2,033

WISCONSIN 1.2%
Milwaukee, Wisconsin General Obligation Notes, Series 2019 5.000% due 04/01/2023	1,500	1,606
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2022	625	645
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	665
Wisconsin State General Obligation Notes, Series 2019 5.000% due 05/01/2026	3,110	3,734

		6,650

Total Municipal Bonds & Notes (Cost $458,458)		461,683

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.500% due 01/15/2023	600	611
1.500% due 11/30/2024	1,100	1,132

Total U.S. Treasury Obligations (Cost $1,706)		1,743

SHORT-TERM INSTRUMENTS 16.3%
REPURCHASE AGREEMENTS (f) 0.1%		593

U.S. TREASURY BILLS 4.3%
0.042% due 12/02/2021 - 03/31/2022 (b)(c)	23,200	23,197

U.S. TREASURY CASH MANAGEMENT BILLS 0.8%
0.041% due 01/04/2022 - 01/25/2022 (b)(c)	4,300	4,300

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

MUNICIPAL BONDS & NOTES 11.1%
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.400% due 07/01/2022	175	175
Borough of Edgewater, New Jersey General Obligation Notes, Series 2021 1.250% due 07/15/2022	3,468	3,497
California School Cash Reserve Program Authority Revenue Notes, Series 2021 2.000% due 01/31/2022	3,000	3,018
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2022	700	721
Connetquot Central School District of Islip, New York General Obligation Notes, Series 2021 1.500% due 06/24/2022	4,000	4,039
Contra Costa County, California Schools Pooled Notes Revenue Notes, Series 2021 2.000% due 12/01/2021	2,000	2,005
Del Valle Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 06/15/2022	1,000	1,034
East Ramapo Central School District, New York General Obligation Notes, Series 2021 1.250% due 05/05/2022	500	503
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.586% due 06/01/2022	1,445	1,446
Hampton Bays Union Free School District, New York General Obligation Notes, Series 2021 1.250% due 06/23/2022	5,100	5,139
Kansas City, Missouri Revenue Notes, Series 2021 5.000% due 04/01/2022	500	512
Lindenhurst Union Free School District, New York General Obligation Notes, Series 2021 1.000% due 06/24/2022	2,000	2,012
Los Angeles County Schools, California Certificates of Participation Notes, Series 2021 2.000% due 12/30/2021	3,000	3,014
Los Angeles, California Revenue Notes, Series 2021 4.000% due 06/23/2022	5,000	5,142
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.574% due 07/01/2022	550	550
Michigan Finance Authority Revenue Notes, Series 2021 3.000% due 07/20/2022	4,250	4,347
Middletown, New York General Obligation Notes, Series 2021 1.500% due 08/25/2022	2,500	2,530
Nassau County, New York General Obligation Notes, Series 2021 2.000% due 12/10/2021	3,200	3,212
Newark, New Jersey General Obligation Notes, Series 2021
1.250% due 07/25/2022	2,000	2,016
1.250% due 10/03/2022 (a)	3,500	3,535
Onondaga Central School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	4,000	4,034
Plattsburgh City School District, New York General Obligation Notes, Series 2021 1.250% due 07/29/2022	2,500	2,521
Richardson Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2021 5.000% due 02/15/2022	740	753
Victor Central School District, New York General Obligation Notes, Series 2021 1.500% due 07/29/2022	4,000	4,044
Wright State University, Ohio Revenue Notes, Series 2021 4.000% due 05/01/2022	705	720

Total Municipal Bonds & Notes (Cost $60,535)		60,519

Total Short-Term Instruments (Cost $88,624)		88,609

Total Investments in Securities (Cost $548,788)		552,035

Total Investments 101.4% (Cost $548,788)		$552,035
Other Assets and Liabilities, net (1.4)%		(7,745)

Net Assets 100.0%		$544,290

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Coupon represents a weighted average yield to maturity.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.150%			08/15/2038	09/14/2021	$2,571	$2,568	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$593	U.S. Treasury Notes 1.250% due 06/30/2028	$(605)	$593	$593

Total Repurchase Agreements						$(605)	$593	$593

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$7,882	$0	$7,882
	Alaska			0	582	0	582
	Arizona			0	6,427	0	6,427
	California			0	37,628	0	37,628
	Colorado			0	4,371	0	4,371
	Connecticut			0	15,560	0	15,560
	Delaware			0	2,777	0	2,777
	District of Columbia			0	512	0	512
	Florida			0	24,275	0	24,275
	Georgia			0	15,480	0	15,480
	Illinois			0	36,570	0	36,570
	Indiana			0	7,747	0	7,747
	Iowa			0	4,410	0	4,410
	Kansas			0	3,317	0	3,317
	Kentucky			0	5,716	0	5,716
	Louisiana			0	4,348	0	4,348
	Maryland			0	7,602	0	7,602
	Massachusetts			0	11,760	0	11,760
	Michigan			0	15,315	0	15,315
	Minnesota			0	1,900	0	1,900
	Mississippi			0	3,628	0	3,628
	Missouri			0	5,854	0	5,854
	Montana			0	916	0	916
	Nebraska			0	2,665	0	2,665
	Nevada			0	1,894	0	1,894
	New Hampshire			0	3,644	0	3,644
	New Jersey			0	17,600	0	17,600
	New Mexico			0	3,166	0	3,166
	New York			0	67,153	0	67,153
	North Carolina			0	9,043	0	9,043
	Ohio			0	5,809	0	5,809
	Oklahoma			0	641	0	641
	Oregon			0	915	0	915
	Pennsylvania			0	30,123	0	30,123
	Puerto Rico			0	2,455	0	2,455
	South Carolina			0	5,703	0	5,703

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2021 (Unaudited)

South Dakota	0	1,002	0	1,002
Tennessee	0	4,940	0	4,940
Texas	0	46,529	0	46,529
Utah	0	1,472	0	1,472
Virginia	0	10,942	0	10,942
Washington	0	12,727	0	12,727
West Virginia	0	2,033	0	2,033
Wisconsin	0	6,650	0	6,650
U.S. Treasury Obligations	0	1,743	0	1,743
Short-Term Instruments
Repurchase Agreements	0	593	0	593
U.S. Treasury Bills	0	23,197	0	23,197
U.S. Treasury Cash Management Bills	0	4,300	0	4,300
Municipal Bonds & Notes	0	60,519	0	60,519

Total Investments	$0	$552,035	$0	$552,035

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2021, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$18,215	$30,952	$(33,477)	$0	$0	$15,690	$0	$0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7	6,120	(6,120)	0	0	7	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	JPS	J.P. Morgan Securities LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	MYI	Morgan Stanley & Co. International PLC
BSN	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CSN	Credit Suisse AG (New York)	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
DEU	Deutsche Bank Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	ILS	Israeli Shekel

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0001M	ICE 1-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRRATE	Secured Overnight Financing Rate	US0012M	ICE 12-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding